UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	9-30-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Diversified Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	25
Statement of Operations	26
Statement of Changes in Net Assets	27
Notes to Financial Statements	28
Financial Highlights	35
Approval of Management Agreement	38
Additional Information	43

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ADFIX	5.59%	4.27%	6.79%	—	5.43%	12/3/01
Barclays Capital U.S. Aggregate Bond Index	—	6.20%	5.26%	6.53%	5.66%	5.69%(2)	—
Institutional Class	ACBPX	5.61%	4.39%	6.98%	5.60%	6.07%	4/1/93
A Class(3) No sales charge* With sales charge*	ADFAX	5.36% 0.67%	4.01% -0.64%	6.52% 5.55%	— —	5.17% 4.68%	12/3/01
B Class No sales charge* With sales charge*	CDBBX	4.97% -0.03%	3.15% -0.85%	5.71% 5.55%	— —	4.26% 4.26%	1/31/03
C Class No sales charge* With sales charge*	CDBCX	5.07% 4.07%	3.24% 3.24%	5.73% 5.73%	— —	4.30% 4.30%	1/31/03
R Class	ADVRX	5.23%	3.75%	6.26%	—	5.51%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century Intermediate-Term Bond Fund, the American Century Bond Fund, and the American Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds’ shareholders on November 16, 2001. Financial information prior to December 3, 2001 is that of American Century Premium Bond Fund and is used in calculating the performance of Diversified Bond.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 11/30/01, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.61%	0.41%	0.86%	1.61%	1.61%	1.11%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	5.1 years
Weighted Average Life	7.0 years

30-Day SEC Yields
Investor Class	2.52%
Institutional Class	2.75%
A Class	2.20%
B Class	1.56%
C Class	1.56%
R Class	2.05%

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	30.6%
Corporate Bonds	30.1%
U.S. Treasury Securities	17.4%
Commercial Mortgage-Backed Securities	6.5%
Sovereign Governments and Agencies	5.0%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Securities	3.3%
Municipal Securities	2.2%
Asset-Backed Securities	0.4%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	(2.3)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.90	$3.14	0.61%
Institutional Class	$1,000	$1,056.10	$2.11	0.41%
A Class	$1,000	$1,053.60	$4.42	0.86%
B Class	$1,000	$1,049.70	$8.25	1.61%
C Class	$1,000	$1,050.70	$8.25	1.61%
R Class	$1,000	$1,052.30	$5.70	1.11%
Hypothetical
Investor Class	$1,000	$1,021.95	$3.08	0.61%
Institutional Class	$1,000	$1,022.95	$2.07	0.41%
A Class	$1,000	$1,020.70	$4.34	0.86%
B Class	$1,000	$1,016.95	$8.12	1.61%
C Class	$1,000	$1,016.95	$8.12	1.61%
R Class	$1,000	$1,019.45	$5.60	1.11%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 30.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, VRN, 3.54%, 10/15/11	$ 7,332,620	$ 7,710,772
FHLMC, VRN, 3.70%, 10/15/11	6,377,291	6,652,808
FNMA, VRN, 5.61%, 10/25/11(2)	2,393,564	2,548,103
		16,911,683
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 30.3%
FHLMC, 6.50%, 12/1/12(2)	1,448	1,487
FHLMC, 6.00%, 1/1/13(2)	5,282	5,730
FHLMC, 7.00%, 11/1/13(2)	5,499	5,778
FHLMC, 7.00%, 6/1/14(2)	14,733	15,626
FHLMC, 6.50%, 6/1/16(2)	65,770	72,083
FHLMC, 6.50%, 6/1/16(2)	32,335	35,376
FHLMC, 5.00%, 11/1/17(2)	677,169	732,361
FHLMC, 4.50%, 1/1/19(2)	89,679	95,893
FHLMC, 5.00%, 1/1/21(2)	4,654,227	5,065,560
FHLMC, 5.00%, 4/1/21(2)	1,321,761	1,428,663
FHLMC, 7.00%, 9/1/27(2)	8,374	9,636
FHLMC, 6.50%, 1/1/28(2)	14,636	16,612
FHLMC, 7.00%, 2/1/28(2)	2,255	2,595
FHLMC, 6.50%, 3/1/29(2)	82,865	94,051
FHLMC, 6.50%, 6/1/29(2)	59,777	67,846
FHLMC, 7.00%, 8/1/29(2)	9,871	11,391
FHLMC, 7.50%, 8/1/29(2)	24,880	28,994
FHLMC, 5.00%, 4/1/31	14,065,987	15,123,280
FHLMC, 5.00%, 5/1/31	14,690,432	15,794,662
FHLMC, 6.50%, 5/1/31(2)	1,117	1,264
FHLMC, 6.50%, 5/1/31(2)	46,226	52,293
FHLMC, 6.50%, 6/1/31(2)	2,272	2,570
FHLMC, 6.50%, 6/1/31(2)	22,767	25,754
FHLMC, 6.50%, 6/1/31(2)	769	870
FHLMC, 6.50%, 6/1/31(2)	492	557
FHLMC, 6.50%, 6/1/31(2)	2,296	2,598
FHLMC, 6.50%, 6/1/31(2)	8,294	9,382
FHLMC, 5.50%, 12/1/33(2)	1,214,354	1,323,343
FHLMC, 6.00%, 9/1/35	25,027,160	27,723,054
FHLMC, 5.50%, 12/1/37	3,252,378	3,530,558
FHLMC, 5.50%, 1/1/38(2)	6,347,350	6,904,131
FHLMC, 6.00%, 2/1/38	21,415,566	23,528,345
FHLMC, 5.50%, 4/1/38(2)	7,588,947	8,238,038
FHLMC, 6.00%, 8/1/38	727,784	800,267
FHLMC, 4.00%, 4/1/41	49,201,054	51,871,236
FHLMC, 6.50%, 7/1/47(2)	95,579	105,241
FNMA, 3.50%, 10/13/11(3)	48,133,000	49,494,264
FNMA, 4.50%, 10/13/11(3)	22,000,000	23,350,939
FNMA, 5.00%, 10/13/11(3)	35,000,000	37,652,353
FNMA, 6.00%, 10/13/11(3)	9,100,000	9,982,987
FNMA, 6.50%, 10/13/11(3)	13,694,000	15,095,499
FNMA, 6.00%, 5/1/13(2)	5,897	6,398
FNMA, 6.00%, 5/1/13(2)	1,738	1,886
FNMA, 6.00%, 7/1/13(2)	16,861	18,292
FNMA, 6.00%, 12/1/13(2)	20,615	22,366
FNMA, 6.00%, 1/1/14(2)	15,128	16,412
FNMA, 6.00%, 2/1/14(2)	22,101	23,977
FNMA, 6.00%, 4/1/14(2)	28,843	31,292
FNMA, 5.50%, 12/1/16(2)	299,598	325,140
FNMA, 5.50%, 12/1/16(2)	120,397	130,662
FNMA, 5.00%, 6/1/18	5,124,866	5,545,762
FNMA, 4.50%, 5/1/19(2)	1,614,458	1,730,906
FNMA, 9.50%, 7/25/19(2)	15,808	18,245
FNMA, 6.50%, 1/1/26(2)	50,194	55,776
FNMA, 7.00%, 12/1/27(2)	7,952	9,141
FNMA, 6.50%, 1/1/28(2)	5,428	6,150
FNMA, 7.50%, 4/1/28(2)	24,396	28,412
FNMA, 7.00%, 5/1/28(2)	37,007	42,611
FNMA, 7.00%, 6/1/28(2)	3,791	4,365
FNMA, 6.50%, 1/1/29(2)	11,845	13,419
FNMA, 6.50%, 4/1/29(2)	31,958	36,206
FNMA, 7.00%, 7/1/29(2)	36,096	41,588
FNMA, 7.50%, 7/1/29(2)	66,162	77,336
FNMA, 7.50%, 8/1/30(2)	39,944	46,761
FNMA, 7.50%, 9/1/30(2)	25,197	29,432
FNMA, 5.00%, 6/1/31	11,378,383	12,267,082
FNMA, 5.00%, 7/1/31	18,515,102	19,961,209
FNMA, 7.00%, 9/1/31(2)	110,808	127,793
FNMA, 6.50%, 1/1/32(2)	69,968	78,918
FNMA, 7.00%, 6/1/32(2)	711,712	819,976
FNMA, 6.50%, 8/1/32(2)	237,646	268,045
FNMA, 5.50%, 2/1/33	20,012,731	21,877,667
FNMA, 5.00%, 6/1/33	17,610,179	19,044,853
FNMA, 5.50%, 6/1/33(2)	1,158,033	1,265,948
FNMA, 5.50%, 7/1/33(2)	6,182,317	6,758,431
FNMA, 5.00%, 8/1/33	3,515,335	3,799,784
FNMA, 5.50%, 8/1/33(2)	1,384,890	1,513,944

7

Principal Amount	Value
FNMA, 5.50%, 9/1/33(2)	$ 2,105,984	$ 2,302,235
FNMA, 5.00%, 11/1/33(2)	10,929,393	11,813,763
FNMA, 5.50%, 1/1/34(2)	2,604,534	2,850,483
FNMA, 5.50%, 2/1/34	7,121,147	7,860,411
FNMA, 5.00%, 3/1/34	6,354,283	6,868,451
FNMA, 4.50%, 1/1/35	25,969,276	27,780,363
FNMA, 5.00%, 4/1/35	16,860,710	18,219,753
FNMA, 5.00%, 6/1/35	12,341,855	13,336,660
FNMA, 5.00%, 7/1/35	22,658,492	24,484,861
FNMA, 5.00%, 8/1/35(2)	1,010,118	1,090,749
FNMA, 4.50%, 9/1/35(2)	3,731,789	3,980,381
FNMA, 5.00%, 10/1/35	6,819,193	7,363,521
FNMA, 5.50%, 12/1/35	32,601,274	35,618,927
FNMA, 5.00%, 2/1/36(2)	4,763,879	5,144,146
FNMA, 5.50%, 4/1/36(2)	5,435,436	5,935,156
FNMA, 5.50%, 5/1/36(2)	11,238,876	12,272,150
FNMA, 5.50%, 7/1/36(2)	3,319,005	3,617,404
FNMA, 5.50%, 2/1/37(2)	1,828,451	1,992,840
FNMA, 5.50%, 5/1/37	5,221,171	5,681,612
FNMA, 6.00%, 8/1/37	4,598,134	5,116,430
FNMA, 6.50%, 8/1/37(2)	1,302,620	1,424,673
FNMA, 6.00%, 9/1/37	24,001,929	26,384,871
FNMA, 6.00%, 11/1/37	25,023,785	27,844,434
FNMA, 5.50%, 12/1/37	16,622,241	18,088,114
FNMA, 5.50%, 2/1/38(2)	3,849,198	4,183,837
FNMA, 5.50%, 6/1/38	6,273,709	6,858,340
FNMA, 6.00%, 9/1/38	1,969,751	2,152,691
FNMA, 6.00%, 11/1/38	1,895,793	2,071,864
FNMA, 5.50%, 12/1/38	13,328,851	14,675,064
FNMA, 5.00%, 1/1/39	8,206,386	8,928,120
FNMA, 5.50%, 1/1/39	80,116,031	87,181,259
FNMA, 4.50%, 2/1/39	13,158,440	13,993,865
FNMA, 5.00%, 2/1/39	26,947,842	29,317,848
FNMA, 4.50%, 4/1/39	12,123,968	13,071,785
FNMA, 4.50%, 5/1/39	27,703,848	29,869,656
FNMA, 5.00%, 8/1/39	14,900,196	16,210,637
FNMA, 4.50%, 10/1/39	34,244,706	36,921,859
FNMA, 4.00%, 10/1/40	30,514,155	32,214,366
FNMA, 4.50%, 11/1/40	28,546,442	30,555,102
FNMA, 4.00%, 12/1/40	36,506,931	38,392,742
FNMA, 4.50%, 7/1/41	49,576,603	52,894,623
FNMA, 6.50%, 6/1/47(2)	134,675	146,999
FNMA, 6.50%, 8/1/47(2)	350,016	382,046
FNMA, 6.50%, 8/1/47(2)	544,841	594,699
FNMA, 6.50%, 9/1/47(2)	611,253	667,189
FNMA, 6.50%, 9/1/47(2)	39,114	42,694
FNMA, 6.50%, 9/1/47(2)	330,761	361,029
FNMA, 6.50%, 9/1/47(2)	159,267	173,842
FNMA, 6.50%, 9/1/47(2)	247,647	270,309
GNMA, 4.50%, 10/20/11(3)	20,000,000	21,746,874
GNMA, 7.00%, 11/15/22(2)	40,722	46,645
GNMA, 7.00%, 4/20/26(2)	7,350	8,508
GNMA, 7.50%, 8/15/26(2)	14,109	16,463
GNMA, 8.00%, 8/15/26(2)	7,949	9,368
GNMA, 7.50%, 5/15/27(2)	19,179	22,440
GNMA, 8.00%, 6/15/27(2)	15,147	17,934
GNMA, 7.50%, 11/15/27(2)	2,092	2,447
GNMA, 7.00%, 2/15/28(2)	4,858	5,662
GNMA, 7.50%, 2/15/28(2)	7,233	8,479
GNMA, 6.50%, 3/15/28(2)	14,214	16,440
GNMA, 7.00%, 4/15/28(2)	2,459	2,866
GNMA, 6.50%, 5/15/28(2)	1,582	1,829
GNMA, 6.50%, 5/15/28(2)	37,999	43,949
GNMA, 7.00%, 12/15/28(2)	11,035	12,862
GNMA, 7.00%, 5/15/31(2)	67,683	78,992
GNMA, 4.50%, 8/15/33	6,098,042	6,679,426
GNMA, 6.00%, 9/20/38(2)	6,978,307	7,780,737
GNMA, 5.50%, 11/15/38	9,399,480	10,451,351
GNMA, 5.50%, 11/15/38	6,265,593	6,966,758
GNMA, 6.00%, 1/20/39	1,690,398	1,884,776
GNMA, 5.00%, 3/20/39	13,072,401	14,389,712
GNMA, 4.50%, 4/15/39	23,444,727	25,584,689
GNMA, 4.50%, 11/15/39	50,824,157	55,479,111
GNMA, 5.00%, 2/20/40	44,646,659	49,229,434
GNMA, 5.00%, 8/20/40	61,987,597	68,195,371
GNMA, 4.00%, 11/20/40	77,600,895	83,219,848
GNMA, 4.50%, 12/15/40	15,228,334	16,623,088
		1,462,080,264
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,423,117,365)		1,478,991,947
Corporate Bonds — 30.1%
AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19(2)	290,000	306,871
Lockheed Martin Corp., 7.65%, 5/1/16(2)	1,700,000	2,091,877
Lockheed Martin Corp., 4.25%, 11/15/19(2)	3,980,000	4,340,512
Lockheed Martin Corp., 4.85%, 9/15/41(2)	3,400,000	3,602,079
Northrop Grumman Corp., 3.70%, 8/1/14(2)	1,300,000	1,381,433
Raytheon Co., 4.40%, 2/15/20(2)	2,770,000	3,015,461

8

Principal Amount	Value
United Technologies Corp., 6.125%, 2/1/19(2)	$ 2,660,000	$ 3,270,632
United Technologies Corp., 6.05%, 6/1/36(2)	1,027,000	1,310,080
United Technologies Corp., 5.70%, 4/15/40(2)	3,720,000	4,566,334
		23,885,279
AUTOMOBILES — 0.5%
American Honda Finance Corp., 2.375%, 3/18/13(2)(4)	3,120,000	3,164,803
American Honda Finance Corp., 2.50%, 9/21/15(2)(4)	5,960,000	6,034,691
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	5,550,000	5,422,966
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(2)	500,000	526,367
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(2)	3,040,000	3,067,187
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,310,000	5,298,950
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(4)	2,150,000	2,192,613
		25,707,577
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	13,720,000	17,863,783
Coca-Cola Co. (The), 1.80%, 9/1/16(2)(4)	1,370,000	1,376,534
Diageo Capital plc, 5.20%, 1/30/13(2)	1,160,000	1,223,323
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	1,013,350
PepsiCo, Inc., 4.875%, 11/1/40(2)	1,100,000	1,269,294
SABMiller plc, 5.50%, 8/15/13(2)(4)	1,621,000	1,740,286
		24,486,570
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	2,560,000	3,056,069
Amgen, Inc., 4.10%, 6/15/21(2)	2,440,000	2,635,678
		5,691,747
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	1,900,000	2,106,502
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	11,977,000	13,626,137
Jefferies Group, Inc., 5.125%, 4/13/18	3,960,000	3,717,410
		19,450,049
CHEMICALS — 0.4%
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	4,620,437
CF Industries, Inc., 7.125%, 5/1/20	2,460,000	2,807,475
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	5,551,000	6,135,204
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	2,960,000	2,919,777
Mosaic Co. (The), 7.625%, 12/1/16(2)(4)	2,100,000	2,202,463
Rohm & Haas Co., 5.60%, 3/15/13(2)	550,000	581,055
		19,266,411
COMMERCIAL BANKS — 2.3%
Bank of America N.A., 5.30%, 3/15/17(2)	6,439,000	5,826,123
Barclays Bank plc, 5.00%, 9/22/16(2)	3,590,000	3,604,324
BB&T Corp., 5.70%, 4/30/14(2)	1,680,000	1,835,476
BB&T Corp., 3.20%, 3/15/16	4,400,000	4,501,310
Capital One Financial Corp., 4.75%, 7/15/21	2,220,000	2,231,253
Fifth Third Bancorp, 6.25%, 5/1/13(2)	3,882,000	4,112,218
Fifth Third Capital Trust IV, 6.50%, 4/15/67(2)	2,380,000	2,273,138
HSBC Bank plc, 3.50%, 6/28/15(2)(4)	3,940,000	4,003,615
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	840,000	953,652
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(2)	8,510,000	9,014,541
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)	5,020,000	5,429,255
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	6,490,000	6,748,821
National Australia Bank Ltd., 2.75%, 9/28/15(2)(4)	2,210,000	2,238,518
Northern Trust Co. (The), 6.50%, 8/15/18(2)	2,480,000	2,946,324
PNC Funding Corp., 3.625%, 2/8/15(2)	2,800,000	2,940,935
PNC Funding Corp., 4.25%, 9/21/15(2)	430,000	464,994
PNC Funding Corp., 4.375%, 8/11/20(2)	1,720,000	1,789,204
Royal Bank of Canada, 2.30%, 7/20/16	3,330,000	3,372,637
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	5,450,000	5,132,881

9

Principal Amount	Value
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	$ 8,700,000	$ 8,332,129
SunTrust Bank, 7.25%, 3/15/18(2)	320,000	372,946
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	1,141,000	1,158,737
Toronto-Dominion Bank (The), 2.50%, 7/14/16	2,620,000	2,694,060
U.S. Bancorp., 3.442%, 2/1/16	2,760,000	2,805,885
Wachovia Bank N.A., 4.80%, 11/1/14(2)	1,500,000	1,602,443
Wachovia Bank N.A., 4.875%, 2/1/15(2)	3,320,000	3,499,380
Wells Fargo & Co., 4.375%, 1/31/13(2)	4,280,000	4,442,777
Wells Fargo & Co., 3.676%, 6/15/16(2)	3,300,000	3,439,983
Wells Fargo & Co., 5.625%, 12/11/17(2)	3,700,000	4,193,347
Wells Fargo & Co., 4.60%, 4/1/21(2)	2,100,000	2,252,340
Wells Fargo Bank N.A., Series AI, 4.75%, 2/9/15(2)	2,400,000	2,503,982
Westpac Banking Corp., 3.00%, 8/4/15(2)	2,520,000	2,569,589
		109,286,817
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Corrections Corp. of America, 6.25%, 3/15/13(2)	2,716,000	2,722,790
Corrections Corp. of America, 7.75%, 6/1/17(2)	2,800,000	2,971,500
Republic Services, Inc., 3.80%, 5/15/18(2)	1,550,000	1,615,875
Republic Services, Inc., 5.50%, 9/15/19(2)	6,641,000	7,602,656
Republic Services, Inc., 5.70%, 5/15/41(2)	100,000	114,020
Waste Management, Inc., 2.60%, 9/1/16	1,500,000	1,506,312
Waste Management, Inc., 4.75%, 6/30/20(2)	1,120,000	1,221,544
Waste Management, Inc., 6.125%, 11/30/39(2)	2,070,000	2,525,145
		20,279,842
COMMUNICATIONS EQUIPMENT — 0.1%
American Tower Corp., 4.625%, 4/1/15(2)	5,400,000	5,733,148
CONSUMER FINANCE — 0.8%
American Express Centurion Bank, 6.00%, 9/13/17(2)	4,840,000	5,442,793
American Express Co., 7.25%, 5/20/14(2)	2,900,000	3,290,001
American Express Credit Corp., 2.80%, 9/19/16	3,310,000	3,299,643
American Express Credit Corp., MTN, 2.75%, 9/15/15(2)	1,830,000	1,841,717
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	3,000,000	3,543,378
Credit Suisse (New York), 5.50%, 5/1/14(2)	2,320,000	2,454,991
Credit Suisse (New York), 6.00%, 2/15/18(2)	2,660,000	2,705,544
Credit Suisse (New York), 5.30%, 8/13/19(2)	3,300,000	3,343,336
HSBC Finance Corp., 4.75%, 7/15/13(2)	1,400,000	1,448,128
John Deere Capital Corp., MTN, 4.90%, 9/9/13(2)	1,200,000	1,290,012
PNC Bank N.A., 6.00%, 12/7/17(2)	1,830,000	2,014,861
SLM Corp., 5.00%, 10/1/13(2)	4,050,000	3,966,740
SLM Corp., 6.25%, 1/25/16(2)	2,900,000	2,850,680
		37,491,824
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(2)	2,950,000	3,112,250
Ball Corp., 6.75%, 9/15/20(2)	3,450,000	3,588,000
		6,700,250
DIVERSIFIED FINANCIAL SERVICES — 4.7%
Bank of America Corp., 4.50%, 4/1/15(2)	5,420,000	5,143,276
Bank of America Corp., 3.75%, 7/12/16	3,620,000	3,299,138
Bank of America Corp., 6.50%, 8/1/16(2)	13,040,000	12,970,471
Bank of America Corp., 5.75%, 12/1/17(2)	2,890,000	2,715,909
Bank of America Corp., 5.625%, 7/1/20(2)	5,080,000	4,692,833
BNP Paribas, 3.60%, 2/23/16(2)	1,480,000	1,458,823
Citigroup, Inc., 6.00%, 12/13/13(2)	7,270,000	7,641,039
Citigroup, Inc., 6.01%, 1/15/15(2)	12,960,000	13,790,088
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,457,063
Citigroup, Inc., 6.125%, 5/15/18(2)	13,080,000	14,063,341
Citigroup, Inc., 8.50%, 5/22/19(2)	1,200,000	1,453,094
Citigroup, Inc., 8.125%, 7/15/39(2)	2,600,000	3,133,073
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	810,000	837,500

10

Principal Amount	Value
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	$ 3,180,000	$ 3,249,095
General Electric Capital Corp., 3.75%, 11/14/14(2)	9,460,000	9,887,308
General Electric Capital Corp., 2.25%, 11/9/15(2)	5,220,000	5,167,847
General Electric Capital Corp., 5.625%, 9/15/17(2)	5,480,000	6,023,446
General Electric Capital Corp., 6.00%, 8/7/19(2)	8,480,000	9,572,131
General Electric Capital Corp., 4.375%, 9/16/20(2)	5,970,000	6,094,498
General Electric Capital Corp., 4.625%, 1/7/21(2)	1,000,000	1,041,292
General Electric Capital Corp., 5.30%, 2/11/21(2)	1,870,000	1,946,231
General Electric Capital Corp., MTN, 6.875%, 1/10/39(2)	2,000,000	2,308,554
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	3,520,000	3,638,339
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	3,790,000	3,715,955
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	11,710,000	11,418,667
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	9,690,000	10,840,552
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	7,120,000	7,091,598
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	2,210,000	2,161,261
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	2,892,834
HSBC Holdings plc, 6.80%, 6/1/38(2)	1,620,000	1,628,359
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37(2)	2,430,000	2,451,617
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	2,240,000	2,298,072
JPMorgan Chase & Co., 3.45%, 3/1/16	8,000,000	8,046,040
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	13,980,000	15,604,798
Morgan Stanley, 4.20%, 11/20/14(2)	4,850,000	4,748,790
Morgan Stanley, 6.00%, 4/28/15(2)	6,310,000	6,288,148
Morgan Stanley, 6.625%, 4/1/18(2)	5,770,000	5,737,307
Morgan Stanley, 7.30%, 5/13/19(2)	2,430,000	2,510,579
Morgan Stanley, 5.625%, 9/23/19(2)	4,000,000	3,762,648
Morgan Stanley, 5.50%, 7/24/20(2)	3,500,000	3,179,453
Morgan Stanley, 5.75%, 1/25/21(2)	3,920,000	3,617,788
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	1,920,000	1,886,625
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	7,130,000	7,352,192
		228,817,672
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc., 6.70%, 11/15/13(2)	2,170,000	2,412,087
AT&T, Inc., 5.10%, 9/15/14(2)	1,000,000	1,099,445
AT&T, Inc., 3.875%, 8/15/21(2)	4,160,000	4,294,643
AT&T, Inc., 6.80%, 5/15/36(2)	1,000,000	1,211,592
AT&T, Inc., 6.55%, 2/15/39(2)	9,690,000	11,544,085
British Telecommunications plc, 5.15%, 1/15/13(2)	2,060,000	2,155,217
British Telecommunications plc, 5.95%, 1/15/18(2)	6,730,000	7,501,527
CenturyLink, Inc., 6.15%, 9/15/19(2)	3,300,000	3,067,687
CenturyLink, Inc., Series P, 7.60%, 9/15/39(2)	1,640,000	1,482,065
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	4,800,000	5,686,387
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	800,000	1,071,848
France Telecom SA, 4.375%, 7/8/14(2)	3,140,000	3,354,189
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	4,155,000	4,139,053
Telecom Italia Capital SA, 6.999%, 6/4/18(2)	3,100,000	3,113,476
Telefonica Emisiones SAU, 5.877%, 7/15/19(2)	2,800,000	2,755,707
Telefonica Emisiones SAU, 5.462%, 2/16/21	4,730,000	4,505,722
Verizon Communications, Inc., 6.10%, 4/15/18(2)	1,854,000	2,216,192
Verizon Communications, Inc., 8.75%, 11/1/18(2)	2,670,000	3,584,272
Verizon Communications, Inc., 7.35%, 4/1/39(2)	3,660,000	4,966,960
Windstream Corp., 7.875%, 11/1/17(2)	6,000,000	6,105,000
		76,267,154

11

Principal Amount	Value
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	$ 6,000,000	$ 6,060,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	4,384,000	4,855,280
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	4,180,000	4,096,400
		8,951,680
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(2)	2,580,000	2,624,064
Pride International, Inc., 6.875%, 8/15/20(2)	800,000	925,868
Transocean, Inc., 6.50%, 11/15/20(2)	2,190,000	2,397,034
Weatherford International Ltd., 9.625%, 3/1/19(2)	3,400,000	4,403,663
		10,350,629
FOOD AND STAPLES RETAILING — 0.7%
CVS Caremark Corp., 6.60%, 3/15/19(2)	6,730,000	8,208,009
Delhaize Group SA, 5.875%, 2/1/14(2)	4,310,000	4,699,637
Delhaize Group SA, 6.50%, 6/15/17(2)	550,000	644,143
Kroger Co. (The), 5.00%, 4/15/13(2)	1,580,000	1,661,370
Kroger Co. (The), 6.40%, 8/15/17(2)	2,000,000	2,376,148
Safeway, Inc., 5.80%, 8/15/12(2)	1,670,000	1,734,445
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	1,060,000	1,305,022
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	640,000	830,452
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	940,000	1,151,087
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	3,839,549
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	2,830,000	3,256,419
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	3,670,000	4,552,360
		34,258,641
FOOD PRODUCTS — 0.6%
General Mills, Inc., 5.25%, 8/15/13(2)	4,970,000	5,362,004
Kellogg Co., 4.45%, 5/30/16(2)	2,400,000	2,679,410
Kraft Foods, Inc., 6.00%, 2/11/13(2)	830,000	879,562
Kraft Foods, Inc., 6.125%, 2/1/18(2)	2,800,000	3,294,357
Kraft Foods, Inc., 5.375%, 2/10/20(2)	6,090,000	6,912,905
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	1,900,000	1,994,470
Mead Johnson Nutrition Co., 5.90%, 11/1/39(2)	2,600,000	3,094,078
Tyson Foods, Inc., 6.85%, 4/1/16(2)	2,580,000	2,818,650
		27,035,436
GAS UTILITIES — 1.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	950,000	1,088,430
El Paso Corp., 7.25%, 6/1/18(2)	5,150,000	5,791,082
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21(2)	2,880,000	2,903,717
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	2,470,000	2,887,445
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	1,610,000	1,718,239
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	2,970,000	3,054,188
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	2,500,000	2,614,108
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	7,370,000	8,572,570
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	2,775,000	2,995,124
Enterprise Products Operating LLC, 5.70%, 2/15/42	2,520,000	2,668,448
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	3,630,000	4,298,181
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	2,340,000	2,544,046
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	3,270,000	3,533,366
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	3,450,000	4,087,525
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	2,750,000	2,898,013
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	5,060,000	6,473,997

12

Principal Amount	Value
TransCanada PipeLines Ltd., 3.80%, 10/1/20	$ 120,000	$ 126,990
Williams Partners LP, 4.125%, 11/15/20(2)	2,210,000	2,200,124
		60,455,593
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(2)	2,320,000	2,427,182
Covidien International Finance SA, 1.875%, 6/15/13(2)	3,580,000	3,632,300
		6,059,482
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Express Scripts, Inc., 5.25%, 6/15/12(2)	5,700,000	5,853,883
Express Scripts, Inc., 7.25%, 6/15/19(2)	8,020,000	9,860,020
HCA, Inc., 7.875%, 2/15/20(2)	7,340,000	7,633,600
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	7,061,000	7,731,541
Universal Health Services, Inc., 7.125%, 6/30/16(2)	4,140,000	4,357,350
WellPoint, Inc., 5.80%, 8/15/40(2)	1,470,000	1,735,144
		37,171,538
HOTELS, RESTAURANTS AND LEISURE — 0.2%
International Game Technology, 5.50%, 6/15/20(2)	2,150,000	2,320,153
McDonald’s Corp., 5.35%, 3/1/18(2)	1,550,000	1,853,083
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	3,910,000	4,096,675
Yum! Brands, Inc., 3.75%, 11/1/21(2)	1,370,000	1,379,602
		9,649,513
HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	2,620,000	2,687,887
HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	4,960,000	5,263,800
INDUSTRIAL CONGLOMERATES — 0.2%
Danaher Corp., 3.90%, 6/23/21	670,000	723,154
General Electric Co., 5.00%, 2/1/13(2)	2,734,000	2,864,546
General Electric Co., 5.25%, 12/6/17(2)	4,251,000	4,733,187
		8,320,887
INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	4,840,000	5,932,131
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,639,460
American International Group, Inc., 5.85%, 1/16/18(2)	7,320,000	7,277,932
American International Group, Inc., 8.25%, 8/15/18(2)	2,050,000	2,280,637
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	2,770,000	2,916,630
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,251,919
CNA Financial Corp., 5.875%, 8/15/20(2)	1,640,000	1,690,204
CNA Financial Corp., 5.75%, 8/15/21	1,080,000	1,093,368
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(4)(5)	1,620,000	1,603,800
Genworth Financial, Inc., 7.20%, 2/15/21(2)	1,680,000	1,430,046
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	3,780,000	3,807,541
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	2,420,000	2,507,316
International Lease Finance Corp., 5.75%, 5/15/16(2)	3,170,000	2,821,950
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(4)	2,158,000	2,056,993
Lincoln National Corp., 6.25%, 2/15/20(2)	3,550,000	3,742,293
MetLife, Inc., 6.75%, 6/1/16(2)	5,100,000	5,875,154
MetLife, Inc., 5.70%, 6/15/35(2)	1,670,000	1,795,464
Metropolitan Life Global Funding I, 2.875%, 9/17/12(2)(4)	600,000	609,653
Prudential Financial, Inc., 7.375%, 6/15/19(2)	3,690,000	4,335,403
Prudential Financial, Inc., 5.375%, 6/21/20(2)	1,000,000	1,052,542
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	562,140
Prudential Financial, Inc., 5.625%, 5/12/41(2)	1,640,000	1,564,568
Prudential Financial, Inc., MTN, 3.625%, 9/17/12(2)	1,850,000	1,881,456
Prudential Financial, Inc., MTN, 6.20%, 11/15/40(2)	1,275,000	1,317,492
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/41(2)(4)	2,920,000	2,647,164
		63,693,256
INTERNET SOFTWARE AND SERVICES — 0.1%

13

Principal Amount	Value
eBay, Inc., 3.25%, 10/15/20(2)	$ 1,220,000	$ 1,216,773
Google, Inc., 2.125%, 5/19/16(2)	2,880,000	2,972,074
		4,188,847
IT SERVICES — 0.2%
International Business Machines Corp., 1.95%, 7/22/16	7,940,000	8,024,394
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(2)	500,000	508,413
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16(2)	3,380,000	3,433,387
		3,941,800
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(2)	3,450,000	4,321,680
MEDIA — 2.9%
CBS Corp., 4.30%, 2/15/21(2)	2,980,000	3,006,415
Comcast Corp., 5.90%, 3/15/16(2)	8,444,000	9,675,802
Comcast Corp., 6.50%, 11/15/35(2)	3,730,000	4,325,454
Comcast Corp., 6.40%, 5/15/38(2)	4,900,000	5,673,901
CSC Holdings LLC, 6.75%, 4/15/12(2)	742,000	756,840
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	3,430,000	3,720,332
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	4,120,000	4,302,376
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	8,510,000	9,031,450
Discovery Communications LLC, 5.625%, 8/15/19(2)	2,803,000	3,181,506
Discovery Communications LLC, 4.375%, 6/15/21(2)	4,740,000	4,914,664
DISH DBS Corp., 7.00%, 10/1/13(2)	1,815,000	1,892,138
DISH DBS Corp., 7.125%, 2/1/16(2)	1,770,000	1,800,975
DISH DBS Corp., 6.75%, 6/1/21(2)(4)	4,190,000	4,022,400
Embarq Corp., 7.082%, 6/1/16(2)	944,000	978,736
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	6,040,000	6,900,700
Lamar Media Corp., 9.75%, 4/1/14(2)	3,380,000	3,743,350
NBCUniversal Media LLC, 5.15%, 4/30/20(2)	3,950,000	4,344,834
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	5,802,503
News America, Inc., 4.50%, 2/15/21(2)	3,600,000	3,628,854
News America, Inc., 6.90%, 8/15/39(2)	4,090,000	4,684,506
Omnicom Group, Inc., 4.45%, 8/15/20(2)	3,840,000	3,886,410
Qwest Corp., 8.875%, 3/15/12(2)	823,000	852,834
Qwest Corp., 7.50%, 10/1/14(2)	800,000	868,000
SBA Telecommunications, Inc., 8.00%, 8/15/16(2)	1,750,000	1,841,875
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	2,765,000	2,917,075
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	9,700,000	11,314,914
Time Warner Cable, Inc., 4.00%, 9/1/21(2)	5,100,000	5,005,691
Time Warner, Inc., 3.15%, 7/15/15(2)	3,500,000	3,625,241
Time Warner, Inc., 4.875%, 3/15/20(2)	3,450,000	3,681,267
Time Warner, Inc., 7.70%, 5/1/32(2)	2,740,000	3,493,996
Time Warner, Inc., 6.10%, 7/15/40(2)	2,000,000	2,210,314
Viacom, Inc., 4.375%, 9/15/14(2)	3,580,000	3,829,658
Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	7,440,000	7,942,200
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)	2,200,000	2,375,138
		140,232,349
METALS AND MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	2,250,000	2,987,368
Anglo American Capital plc, 4.45%, 9/27/20(2)(4)	710,000	713,440
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	4,080,000	4,009,139
ArcelorMittal, 9.85%, 6/1/19(2)	3,850,000	4,372,876
ArcelorMittal, 5.25%, 8/5/20(2)	2,710,000	2,428,548
Barrick Finance LLC, 4.40%, 5/30/21	3,250,000	3,344,178
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	3,785,000	4,063,883

14

Principal Amount	Value
Newmont Mining Corp., 6.25%, 10/1/39(2)	$ 2,640,000	$ 3,000,788
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	1,660,000	1,637,847
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	3,760,000	3,758,703
Teck Resources Ltd., 5.375%, 10/1/15(2)	1,589,000	1,748,208
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,640,488
Teck Resources Ltd., 3.85%, 8/15/17	800,000	844,739
Vale Overseas Ltd., 5.625%, 9/15/19(2)	5,950,000	6,289,150
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,380,600
		46,219,955
MULTI-UTILITIES — 1.5%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	1,123,000	1,259,460
Carolina Power & Light Co., 5.30%, 1/15/19(2)	770,000	910,708
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	2,331,000	2,565,762
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,197,191
CMS Energy Corp., 8.75%, 6/15/19(2)	6,660,000	7,804,308
Dominion Resources, Inc., 6.40%, 6/15/18(2)	4,350,000	5,245,439
Dominion Resources, Inc., 4.90%, 8/1/41	4,820,000	5,023,438
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(2)	1,670,000	2,139,950
Duke Energy Corp., 6.30%, 2/1/14(2)	1,570,000	1,742,194
Duke Energy Corp., 3.95%, 9/15/14(2)	4,010,000	4,264,807
Edison International, 3.75%, 9/15/17(2)	2,920,000	2,965,415
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	3,000,000	3,247,506
FirstEnergy Corp., Series B, 6.45%, 11/15/11(2)	96,000	96,526
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	5,220,000	5,799,420
Florida Power Corp., 5.65%, 6/15/18(2)	790,000	943,350
Florida Power Corp., 6.35%, 9/15/37(2)	1,307,000	1,709,403
Ipalco Enterprises, Inc., 5.00%, 5/1/18(2)(4)	2,370,000	2,174,475
Niagara Mohawk Power Corp., 4.881%, 8/15/19(4)	1,600,000	1,793,365
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	2,247,000	2,627,143
PacifiCorp, 6.00%, 1/15/39(2)	2,340,000	2,971,964
PG&E Corp., 5.75%, 4/1/14(2)	1,030,000	1,130,520
PPL Electric Utilities Corp., 5.20%, 7/15/41	380,000	450,966
Public Service Company of Colorado, 4.75%, 8/15/41	1,100,000	1,231,201
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,505,015
Sempra Energy, 8.90%, 11/15/13(2)	3,740,000	4,268,787
Sempra Energy, 6.50%, 6/1/16(2)	2,090,000	2,449,350
Sempra Energy, 9.80%, 2/15/19(2)	1,840,000	2,581,408
Southern California Edison Co., 5.625%, 2/1/36(2)	780,000	967,917
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,150,579
Xcel Energy, Inc., 4.80%, 9/15/41	1,210,000	1,288,613
		74,506,180
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(2)	1,296,000	1,316,122
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(2)	2,650,000	2,913,646
		4,229,768
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(2)	1,370,000	1,450,589
Xerox Corp., 4.25%, 2/15/15(2)	3,600,000	3,812,781
		5,263,370
OIL, GAS AND CONSUMABLE FUELS — 2.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	4,240,000	4,645,700
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	3,750,000	3,988,406
Arch Western Finance LLC, 6.75%, 7/1/13(2)	1,577,000	1,580,943
BP Capital Markets plc, 3.20%, 3/11/16(2)	1,820,000	1,900,537
BP Capital Markets plc, 4.50%, 10/1/20(2)	2,260,000	2,455,895
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	2,260,000	2,439,141
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	2,400,000	2,526,000

15

Principal Amount	Value
ConocoPhillips, 5.75%, 2/1/19(2)	$ 4,200,000	$ 5,035,246
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	3,089,000	4,132,158
Devon Energy Corp., 5.60%, 7/15/41(2)	4,390,000	5,094,310
EOG Resources, Inc., 5.625%, 6/1/19(2)	1,800,000	2,136,677
Hess Corp., 6.00%, 1/15/40(2)	2,100,000	2,409,924
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(4)	2,660,000	2,746,889
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(4)	4,010,000	4,189,664
Newfield Exploration Co., 6.875%, 2/1/20(2)	6,000,000	6,210,000
Newfield Exploration Co., 5.75%, 1/30/22(2)	1,600,000	1,586,000
Nexen, Inc., 6.20%, 7/30/19(2)	2,850,000	3,260,269
Nexen, Inc., 5.875%, 3/10/35(2)	2,315,000	2,276,721
Occidental Petroleum Corp., 1.75%, 2/15/17	2,050,000	2,038,737
Peabody Energy Corp., 7.375%, 11/1/16(2)	1,580,000	1,743,925
Peabody Energy Corp., 6.50%, 9/15/20(2)	2,200,000	2,323,750
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	2,000,000	2,165,000
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	2,290,000	2,399,920
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	5,950,000	6,074,950
Petroleos Mexicanos, 6.00%, 3/5/20(2)	3,600,000	3,974,400
Shell International Finance BV, 3.10%, 6/28/15(2)	5,900,000	6,272,561
Shell International Finance BV, 6.375%, 12/15/38(2)	10,000	13,714
Suncor Energy, Inc., 6.10%, 6/1/18(2)	3,065,000	3,583,071
Suncor Energy, Inc., 6.85%, 6/1/39(2)	1,650,000	2,016,881
Talisman Energy, Inc., 7.75%, 6/1/19(2)	6,020,000	7,413,383
Talisman Energy, Inc., 3.75%, 2/1/21(2)	2,100,000	2,045,982
		100,680,754
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)(4)	9,140,000	9,327,480
PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16(2)	3,820,000	3,827,495
PHARMACEUTICALS — 0.8%
Abbott Laboratories, 5.30%, 5/27/40(2)	3,085,000	3,701,300
AstraZeneca plc, 5.90%, 9/15/17(2)	830,000	993,687
Pfizer, Inc., 7.20%, 3/15/39(2)	3,460,000	5,084,287
Roche Holdings, Inc., 5.00%, 3/1/14(2)(4)	1,747,000	1,922,208
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	8,353,000	10,233,227
Roche Holdings, Inc., 7.00%, 3/1/39(2)(4)	3,820,000	5,497,243
Sanofi, 4.00%, 3/29/21(2)	2,172,000	2,364,331
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	6,850,000	7,423,105
		37,219,388
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Boston Properties LP, 5.00%, 6/1/15(2)	1,000,000	1,072,375
Developers Diversified Realty Corp., 5.375%, 10/15/12(2)	1,750,000	1,759,585
Developers Diversified Realty Corp., 4.75%, 4/15/18(2)	7,620,000	6,967,301
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	878,888
HCP, Inc., 3.75%, 2/1/16(2)	3,340,000	3,305,969
HCP, Inc., 5.375%, 2/1/21	1,550,000	1,560,154
Kimco Realty Corp., 6.875%, 10/1/19(2)	2,570,000	2,941,666
Reckson Operating Partnership LP, 6.00%, 3/31/16(2)	1,660,000	1,753,418
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	3,805,000	4,312,621
Simon Property Group LP, 5.10%, 6/15/15(2)	60,000	64,726
Simon Property Group LP, 5.75%, 12/1/15(2)	2,980,000	3,293,142
SL Green Realty Corp. / SL Green Operating Partnership/ Reckson Operating Partnership, 5.00%, 8/15/18(2)	1,180,000	1,143,336
UDR, Inc., 4.25%, 6/1/18(2)	2,540,000	2,602,931

16

Principal Amount	Value
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	$ 4,560,000	$ 4,514,149
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	2,740,000	2,640,259
WEA Finance LLC, 4.625%, 5/10/21(2)(4)	5,040,000	4,828,844
		43,639,364
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19(2)	3,340,000	3,457,070
ProLogis LP, 6.875%, 3/15/20(2)	144,000	150,655
		3,607,725
ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	4,310,000	4,400,950
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	1,480,000	1,597,490
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,520,000	2,692,219
CSX Corp., 5.75%, 3/15/13(2)	1,680,000	1,786,545
Norfolk Southern Corp., 5.75%, 1/15/16(2)	260,000	298,876
Norfolk Southern Corp., 5.75%, 4/1/18(2)	2,400,000	2,819,916
Union Pacific Corp., 4.75%, 9/15/41	3,640,000	3,764,845
		17,360,841
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17(2)	2,833,000	3,190,071
Oracle Corp., 5.25%, 1/15/16(2)	4,000,000	4,601,596
Oracle Corp., 5.375%, 7/15/40(2)(4)	3,430,000	4,005,595
		11,797,262
SPECIALTY RETAIL — 0.1%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	383,000	384,436
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	3,515,000	3,983,479
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	2,290,000	2,741,348
		7,109,263
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21(2)	2,600,000	2,453,162
Hanesbrands, Inc., 6.375%, 12/15/20(2)	3,230,000	3,149,250
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	3,550,000	3,736,375
		9,338,787
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19(2)	2,475,000	3,252,687
Altria Group, Inc., 10.20%, 2/6/39(2)	2,550,000	3,714,715
Philip Morris International, Inc., 4.125%, 5/17/21(2)	4,240,000	4,593,756
		11,561,158
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(2)	1,190,000	1,705,772
America Movil SAB de CV, 5.00%, 10/16/19(2)	3,570,000	3,834,180
America Movil SAB de CV, 5.00%, 3/30/20(2)	1,200,000	1,279,200
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	7,070,000	7,741,862
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	2,490,000	3,326,269
Vodafone Group plc, 5.00%, 12/16/13(2)	3,970,000	4,285,024
Vodafone Group plc, 5.625%, 2/27/17(2)	3,320,000	3,811,901
		25,984,208
TOTAL CORPORATE BONDS (Cost $1,393,737,394)		1,455,404,750
U.S. Treasury Securities — 17.4%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	19,570,000	27,052,472
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	9,735,000	15,261,131
U.S. Treasury Bonds, 6.125%, 11/15/27(2)	13,206,000	19,513,925
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	12,500,000	17,121,100
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	13,000,000	18,352,347
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	5,160,000	6,955,520
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	6,300,000	7,953,750
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	36,250,000	46,751,190
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	41,500,000	55,622,990
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	26,000,000	33,698,496
U.S. Treasury Notes, 1.375%, 10/15/12(2)	110,000,000	111,366,420
U.S. Treasury Notes, 1.375%, 11/15/12(2)	60,000,000	60,806,280

17

Principal Amount	Value
U.S. Treasury Notes, 0.50%, 11/30/12(2)	$ 23,970,000	$ 24,061,757
U.S. Treasury Notes, 1.375%, 1/15/13(2)	30,000,000	30,448,830
U.S. Treasury Notes, 1.375%, 5/15/13(2)	9,700,000	9,875,444
U.S. Treasury Notes, 1.25%, 3/15/14(2)	62,480,000	63,851,873
U.S. Treasury Notes, 2.375%, 8/31/14(2)	45,900,000	48,503,402
U.S. Treasury Notes, 2.625%, 12/31/14(2)	51,800,000	55,357,210
U.S. Treasury Notes, 2.25%, 1/31/15(2)	80,000,000	84,625,040
U.S. Treasury Notes, 1.25%, 9/30/15(2)	20,500,000	20,972,464
U.S. Treasury Notes, 2.00%, 4/30/16(2)	38,000,000	40,000,928
U.S. Treasury Notes, 3.00%, 8/31/16(2)	10,000,000	10,998,440
U.S. Treasury Notes, 2.375%, 7/31/17(2)	20,000,000	21,378,120
U.S. Treasury Notes, 2.625%, 4/30/18(2)	8,380,000	9,072,657
TOTAL U.S. TREASURY SECURITIES (Cost $777,343,410)		839,601,786
Commercial Mortgage-Backed Securities(1) — 6.5%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.183%, 10/11/11(2)	5,000,000	5,089,860
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.429%, 11/10/39(2)	7,133,218	7,198,829
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(2)	3,100,000	3,248,439
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.512%, 12/10/42(2)	3,847,528	3,873,692
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.115%, 10/10/11(2)	7,825,000	8,554,736
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.176%, 10/10/11(2)	7,900,000	7,964,270
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3 SEQ, 4.221%, 3/10/39(2)	514,647	516,059
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 10/10/11(2)	4,592,024	4,713,697
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.409%, 10/15/11(2)(4)	2,928,367	2,654,042
First Union National Bank Commercial Mortgage, Series 2000-C1, Class C, VRN, 8.087%, 10/15/11(2)	1,351,449	1,350,064
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 10/10/11(2)	4,550,000	4,575,314
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 10/10/11(2)	8,700,000	9,195,452
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.964%, 8/10/38(2)	24,322,411	24,342,768
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 10/10/11(2)	22,000,000	23,441,099
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	12,979,764	12,970,412
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(2)	21,927,000	23,182,781
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(2)	24,535,000	26,122,967
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(2)	18,575,000	19,477,541
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.367%, 3/15/36(2)	13,550,000	14,248,543
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.497%, 10/15/11(2)	7,600,000	8,182,076
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.858%, 10/15/11(2)	2,875,000	2,839,997

18

Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.843%, 7/15/40(2)		$ 7,100,000	$ 6,043,889
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 4.998%, 4/15/30		7,000,000	7,113,095
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.647%, 7/15/30(2)		10,990,740	11,052,613
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 10/15/11(2)		10,660,000	10,466,249
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 10/15/11(2)		9,450,000	9,564,723
Morgan Stanley Capital I, Series 2001-T5, Class A4 SEQ, 6.39%, 10/15/35(2)		1,846,202	1,846,112
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(2)		1,469,100	1,474,452
Morgan Stanley Capital I, Series 2004-HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)		2,126,508	2,141,287
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(2)		8,584,706	8,625,063
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(2)		922,611	925,927
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(2)		5,000,000	5,081,727
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.803%, 10/15/41(2)		19,700,000	20,914,968
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(2)		16,339,795	16,600,995
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $316,227,973)			315,593,738
Sovereign Governments and Agencies — 5.0%
BRAZIL — 0.5%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		11,310,000	$ 13,034,775
Brazilian Government International Bond, 4.875%, 1/22/21		4,870,000	5,230,380
Brazilian Government International Bond, 5.625%, 1/7/41(2)		2,890,000	3,128,425
			21,393,580
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22(2)		246,000	361,406
Province of Ontario Canada, 5.45%, 4/27/16(2)		3,630,000	4,270,154
			4,631,560
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21(2)		3,580,000	3,499,450
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		1,700,000	1,738,250
GERMANY — 2.7%
German Federal Republic, 3.50%, 7/4/19	EUR	59,580,000	90,825,080
German Federal Republic, 3.25%, 7/4/21	EUR	26,750,000	40,208,181
			131,033,261
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		5,800,000	5,492,716
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(2)		2,435,000	2,724,765
United Mexican States, 5.95%, 3/19/19(2)		9,100,000	10,374,000
United Mexican States, 5.125%, 1/15/20(2)		3,140,000	3,414,750
United Mexican States, 6.05%, 1/11/40(2)		2,810,000	3,189,350
			19,702,865
NETHERLANDS — 0.8%
Netherlands Government Bond, 3.25%, 7/15/21	EUR	26,450,000	38,413,748

19

Principal Amount	Value
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(2)	$ 1,260,000	$ 1,278,585
Poland Government International Bond, 6.375%, 7/15/19(2)	2,600,000	2,866,500
Poland Government International Bond, 5.125%, 4/21/21(2)	2,400,000	2,400,000
		6,545,085
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16	3,690,000	3,620,056
Korea Development Bank, 3.25%, 3/9/16(2)	3,480,000	3,374,149
Korea Development Bank, 4.00%, 9/9/16(2)	2,470,000	2,456,929
		9,451,134
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $235,681,682)		241,901,649
Collateralized Mortgage Obligations(1) — 4.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	2,477,916	1,806,023
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	8,013,644	8,200,446
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.752%, 10/25/11(2)	8,778,935	6,961,647
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(2)	1,007,601	973,689
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	4,816,407	4,697,589
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.323%, 10/25/11(2)	6,424,177	6,011,638
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(2)	2,414,477	2,518,767
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	2,891,122	3,004,017
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	3,089,997	3,020,288
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	3,736,459	3,533,228
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.742%, 10/25/11(2)	2,034,945	1,717,915
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(2)	5,821,241	5,808,053
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	3,115,796	3,131,585
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.796%, 10/25/11(2)	3,997,084	3,230,603
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.727%, 10/25/11(2)	8,199,034	5,953,405
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.141%, 10/18/11	6,384,393	6,585,013
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	3,824,731	3,636,700
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	3,498,432	3,709,020
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	93,724	98,574
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 10/25/11(2)	3,714,500	3,651,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,322,911	2,169,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	1,078,542	1,088,789
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	3,871,534	3,861,991

20

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	$ 3,598,705	$ 3,598,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35(2)	6,427,369	6,637,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.353%, 10/25/11(2)	4,716,272	4,545,545
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	11,501,071	11,168,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(2)	7,875,000	7,669,762
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	5,213,074	4,808,104
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	6,920,295	6,817,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	10,600,000	9,538,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(2)	3,254,493	3,076,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A2 SEQ, VRN, 5.388%, 10/25/11(2)	428,345	426,233
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.345%, 10/25/11	2,517,606	2,057,202
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.447%, 10/25/11(2)	1,398,343	1,239,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	6,083,873	5,784,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(2)	1,871,532	1,706,789
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	6,920,028	7,151,689
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.063%, 10/25/11	6,935,804	6,668,668
		168,266,473
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
FHLB, Series 00-1239, Class 1, 4.805%, 8/20/15(2)	1,935,439	2,121,900
FHLMC, Series 3397, Class GF, VRN, 0.729%, 10/15/11	4,985,982	5,014,254
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	4,421,360	4,440,788
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	1,678,917	1,818,628
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	3,054,000	3,383,607
FNMA, Series 2006-43, Class FM, VRN, 0.535%, 10/25/11	7,971,275	7,974,949
FNMA, Series 2007-36, Class FB, VRN, 0.635%, 10/25/11	5,014,432	5,023,181
GNMA, Series 2007-5, Class FA, VRN, 0.371%, 10/20/11	13,179,866	13,146,195
		42,923,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $211,136,253)		211,189,975
U.S. Government Agency Securities — 3.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
FHLMC, 2.875%, 2/9/15(2)	20,000,000	21,412,660
FHLMC, 1.75%, 9/10/15	25,000,000	25,821,325
FHLMC, 5.00%, 2/16/17(2)	2,000,000	2,369,764
FHLMC, 4.875%, 6/13/18(2)	5,395,000	6,468,966
FNMA, 1.625%, 10/26/15	4,250,000	4,366,063
FNMA, 1.25%, 9/28/16(2)	8,000,000	8,002,360
FNMA, 6.625%, 11/15/30(2)	16,500,000	24,660,158
		93,101,296
GOVERNMENT-BACKED CORPORATE BONDS(6) — 1.4%
Ally Financial, Inc., 1.75%, 10/30/12(2)	29,500,000	29,968,224
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,192,756
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	21,700,000	22,078,079
		64,239,059
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $149,698,414)		157,340,355
Municipal Securities — 2.2%

21

Principal Amount	Value
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.939%, 2/15/47(2)	$ 1,610,000	$ 1,806,871
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.499%, 2/15/50(2)	2,100,000	2,830,800
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(2)	3,389,000	4,439,827
California GO, (Building Bonds), 6.65%, 3/1/22(2)	1,660,000	2,020,685
California GO, (Building Bonds), 7.55%, 4/1/39(2)	1,250,000	1,552,913
California GO, (Building Bonds), 7.30%, 10/1/39(2)	500,000	604,825
California GO, (Building Bonds), 7.60%, 11/1/40(2)	665,000	834,422
Illinois GO, 5.877%, 3/1/19(2)	5,495,000	5,885,310
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	920,000	1,051,753
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	5,602,000	5,165,380
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	1,055,000	1,124,419
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.605%, 3/15/14(2)(7)	7,700,000	8,030,330
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.596%, 9/1/35(2)	1,665,000	1,766,182
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49(2)	3,100,000	4,270,839
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	1,900,000	2,522,421
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(2)	620,000	727,793
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.981%, 5/1/27(2)	1,000,000	1,166,920
Maryland State Transportation Auth. Rev., (Building Bonds), 5.754%, 7/1/41(2)	595,000	744,089
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.687%, 11/15/40(2)	2,235,000	2,826,225
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.814%, 11/15/40(2)	1,470,000	1,857,904
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.445%, 5/1/33(2)	2,050,000	2,400,201
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.637%, 4/1/57(2)	2,420,000	2,640,002
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.414%, 1/1/40(2)	1,715,000	2,449,054
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.102%, 1/1/41(2)	2,140,000	2,931,030
New York GO, Series 2010 F1, (Building Bonds), 6.271%, 12/1/37(2)	2,235,000	2,795,382
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40(2)	890,000	1,021,382
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.879%, 12/1/34(2)	2,830,000	3,121,603
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.834%, 11/15/34(2)	1,420,000	1,773,253
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.561%, 12/1/49(2)	1,385,000	1,595,811
Port Auth. of New York & New Jersey Rev., 4.926%, 10/1/51(5)	2,000,000	2,090,460
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.665%, 5/1/40(2)	5,195,000	6,268,495
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.156%, 5/15/36(2)	4,770,000	5,674,917

22

Principal Amount	Value
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.839%, 1/1/41(2)	$ 2,620,000	$ 2,872,175
San Antonio Electric & Gas Rev., (Building Bonds), 5.985%, 2/1/39(2)	1,700,000	2,164,304
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	2,375,000	2,812,902
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.876%, 4/1/32(2)	2,990,000	3,623,192
Texas GO, (Building Bonds), 5.517%, 4/1/39(2)	2,140,000	2,699,439
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	3,580,000	4,159,244
TOTAL MUNICIPAL SECURITIES (Cost $88,560,564)		104,322,754
Asset-Backed Securities(1) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.833%, 2/15/16	8,392,972	8,552,029
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	10,550,000	10,546,703
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.483%, 10/25/11(2)	251,035	251,040
TOTAL ASSET-BACKED SECURITIES (Cost $19,192,639)		19,349,772

	Principal Amount/ Shares	Value
Temporary Cash Investments — 2.4%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.25%, 9/15/14, valued at $35,508,703), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11
(Delivery value $34,797,682)
		$ 34,797,653
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $30,560,633), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $29,826,585)		29,826,560
SSgA U.S. Government Money Market Fund	47,570,245	47,570,245
Toyota Motor Credit Corp., 0.071%, 10/3/11(8)	$ 6,800,000	6,799,988
TOTAL TEMPORARY CASH INVESTMENTS (Cost $118,994,432)		118,994,446
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $4,733,690,126)		4,942,691,172
OTHER ASSETS AND LIABILITIES — (2.3)%		(110,107,259)
TOTAL NET ASSETS — 100.0%		$4,832,583,913

23

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
45,000,000	EUR for USD	Barclays Bank plc	10/28/11	$60,277,942	$4,712,408
38,385,589	EUR for USD	Deutsche Bank Securities Inc.	10/28/11	51,417,874	4,042,777
40,000,000	EUR for USD	Westpac Banking Corp.	10/28/11	53,580,393	4,213,007
2,200,000	EUR for USD	HSBC Bank plc	10/28/11	2,946,922	221,914
1,900,000	EUR for USD	HSBC Bank plc	10/28/11	2,545,069	64,657
1,229,000	EUR for USD	HSBC Bank plc	10/28/11	1,646,257	12,757
867,000	EUR for USD	UBS AG	10/28/11	1,161,355	4,920
				$173,575,812	$13,272,440

(Value on Settlement Date $186,848,252)

Notes to Schedule of Investments

EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
MTN = Medium Term Note
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments and/or when-issued securities. At the period end, the aggregate value of securities pledged was $161,018,000.
(3)	Forward commitment. Settlement date is indicated.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $92,390,339, which represented 1.9% of total net assets.

(5)	When-issued security.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.
(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,733,690,126)	$4,942,691,172
Foreign currency holdings, at value (cost of $6,069,200)	5,725,803
Receivable for investments sold	121,391,390
Receivable for capital shares sold	16,782,260
Unrealized gain on forward foreign currency exchange contracts	13,272,440
Interest receivable	34,659,949
5,134,523,014

Liabilities
Payable for investments purchased	290,411,278
Payable for capital shares redeemed	9,050,286
Accrued management fees	2,193,794
Distribution and service fees payable	283,743
301,939,101

Net Assets	$4,832,583,913

Net Assets Consist of:
Capital paid in	$4,546,871,086
Accumulated net investment loss	(1,442,477)
Undistributed net realized gain	65,302,955
Net unrealized appreciation	221,852,349
$4,832,583,913

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,342,097,131	210,702,382	$11.12
Institutional Class	$1,655,424,948	148,954,594	$11.11
A Class	$631,950,660	56,845,687	$11.12	*
B Class	$12,815,758	1,153,085	$11.11
C Class	$160,906,305	14,474,234	$11.12
R Class	$29,389,111	2,643,365	$11.12

*Maximum offering price $11.64 (net asset value divided by 0.955)

See Notes to Financial Statements.

25

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$90,467,694

Expenses:
Management fees	13,517,147
Distribution and service fees:
A Class	774,567
B Class	65,895
C Class	799,855
R Class	71,983
Trustees’ fees and expenses	160,329
15,389,776

Net investment income (loss)	75,077,918

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	58,453,893
Futures contract transactions	8,424,004
Swap agreement transactions	59,517
Foreign currency transactions	(8,348,174)
58,589,240

Change in net unrealized appreciation (depreciation) on:
Investments	118,824,217
Futures contracts	68,530
Swap agreements	24,088
Translation of assets and liabilities in foreign currencies	16,912,976
135,829,811

Net realized and unrealized gain (loss)	194,419,051

Net Increase (Decrease) in Net Assets Resulting from Operations	$269,496,969

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$75,077,918	$136,619,348
Net realized gain (loss)	58,589,240	49,460,579
Change in net unrealized appreciation (depreciation)	135,829,811	2,044,625
Net increase (decrease) in net assets resulting from operations	269,496,969	188,124,552

Distributions to Shareholders
From net investment income:
Investor Class	(41,967,751)	(74,871,321)
Institutional Class	(26,588,855)	(42,508,917)
A Class	(9,113,414)	(22,425,119)
B Class	(144,393)	(364,263)
C Class	(1,752,846)	(4,341,759)
R Class	(386,925)	(656,824)
From net realized gains:
Investor Class	—	(20,472,314)
Institutional Class	—	(11,317,033)
A Class	—	(6,335,011)
B Class	—	(131,325)
C Class	—	(1,612,590)
R Class	—	(223,101)
Decrease in net assets from distributions	(79,954,184)	(185,259,577)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(134,821,945)	1,083,670,531

Net increase (decrease) in net assets	54,720,840	1,086,535,506

Net Assets
Beginning of period	4,777,863,073	3,691,327,567
End of period	$4,832,583,913	$4,777,863,073

Accumulated undistributed net investment income (loss)	$(1,442,477)	$3,433,789

See Notes to Financial Statements.

27

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.60% for the Investor Class, A Class, B Class, C Class and R Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 8% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

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4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $2,317,216,322, of which $1,653,558,590 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $2,366,416,300, of which $1,728,950,460 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	45,228,583	$495,286,361	109,709,535	$1,191,111,629
Issued in reinvestment of distributions	3,687,411	40,424,480	8,176,900	88,619,905
Redeemed	(72,741,238)	(803,904,225)	(57,264,986)	(621,141,556)
	(23,825,244)	(268,193,384)	60,621,449	658,589,978
Institutional Class
Sold	27,253,991	297,616,572	64,322,005	701,051,033
Issued in reinvestment of distributions	2,417,487	26,505,863	4,918,880	53,312,887
Redeemed	(13,625,819)	(149,738,057)	(22,018,098)	(239,326,114)
	16,045,659	174,384,378	47,222,787	515,037,806
A Class
Sold	9,562,663	105,021,740	24,470,860	265,763,516
Issued in reinvestment of distributions	739,837	8,111,703	2,381,761	25,829,800
Redeemed	(13,332,529)	(145,505,187)	(33,832,491)	(366,531,539)
	(3,030,029)	(32,371,744)	(6,979,870)	(74,938,223)
B Class
Sold	19,229	212,971	33,995	369,629
Issued in reinvestment of distributions	10,370	113,614	35,460	384,000
Redeemed	(151,256)	(1,650,593)	(335,533)	(3,633,064)
	(121,657)	(1,324,008)	(266,078)	(2,879,435)
C Class
Sold	1,585,757	17,450,466	3,786,221	41,146,924
Issued in reinvestment of distributions	96,240	1,055,177	330,269	3,577,441
Redeemed	(2,505,333)	(27,340,560)	(6,394,272)	(69,206,954)
	(823,336)	(8,834,917)	(2,277,782)	(24,482,589)
R Class
Sold	566,148	6,192,775	1,862,348	20,179,450
Issued in reinvestment of distributions	35,505	386,925	81,039	878,391
Redeemed	(460,294)	(5,061,970)	(805,593)	(8,714,847)
	141,359	1,517,730	1,137,794	12,342,994
Net increase (decrease)	(11,613,248)	$(134,821,945)	99,458,300	$1,083,670,531

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,478,991,947	—
Corporate Bonds	—	1,455,404,750	—
U.S. Treasury Securities	—	839,601,786	—
Commercial Mortgage-Backed Securities	—	315,593,738	—
Sovereign Governments and Agencies	—	241,901,649	—
Collateralized Mortgage Obligations	—	211,189,975	—
U.S. Government Agency Securities	—	157,340,355	—
Municipal Securities	—	104,322,754	—
Asset-Backed Securities	—	19,349,772	—
Temporary Cash Investments	$47,570,245	71,424,201	—
Total Value of Investment Securities	$47,570,245	$4,895,120,927	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$13,272,440	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the

32

holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund participated in one credit risk derivative instrument to buy protection throughout part of the period and liquidated the position in August 2011.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

33

Value of Derivative Instruments as of September 30, 2011

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$13,272,440	Unrealized loss on forward foreign currency exchange contracts	—

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$59,517	Change in net unrealized appreciation (depreciation) on swap agreements	$24,088
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(8,479,606)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	17,669,539
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	8,424,004	Change in net unrealized appreciation (depreciation) on futures contracts	68,530
		$3,915		$17,762,157

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,733,968,101
Gross tax appreciation of investments	$230,449,257
Gross tax depreciation of investments	(21,726,186)
Net tax appreciation (depreciation) of investments	$208,723,071

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.70	0.16	0.43	0.59	(0.17)	—	(0.17)	$11.12	5.59%	0.61%(4)	0.61%(4)	3.00%(4)	3.00%(4)	48%	$2,342,097
2011	$10.64	0.34	0.17	0.51	(0.36)	(0.09)	(0.45)	$10.70	4.89%	0.60%	0.61%	3.13%	3.12%	65%	$2,510,294
2010	$10.29	0.37	0.39	0.76	(0.38)	(0.03)	(0.41)	$10.64	7.44%	0.58%	0.61%	3.47%	3.44%	79%	$1,850,363
2009	$10.48	0.41	(0.02)	0.39	(0.46)	(0.12)	(0.58)	$10.29	4.02%	0.62%	0.62%	3.95%	3.95%	198%	$806,163
2008	$10.02	0.46	0.45	0.91	(0.45)	—	(0.45)	$10.48	9.38%	0.62%	0.62%	4.53%	4.53%	250%	$515,184
2007	$9.89	0.45	0.13	0.58	(0.45)	—	(0.45)	$10.02	6.05%	0.62%	0.62%	4.58%	4.58%	323%	$394,346
Institutional Class
2011(3)	$10.70	0.18	0.42	0.60	(0.19)	—	(0.19)	$11.11	5.61%	0.41%(4)	0.41%(4)	3.20%(4)	3.20%(4)	48%	$1,655,425
2011	$10.64	0.36	0.17	0.53	(0.38)	(0.09)	(0.47)	$10.70	5.09%	0.40%	0.41%	3.33%	3.32%	65%	$1,422,399
2010	$10.29	0.39	0.39	0.78	(0.40)	(0.03)	(0.43)	$10.64	7.66%	0.38%	0.41%	3.67%	3.64%	79%	$911,584
2009	$10.48	0.43	(0.02)	0.41	(0.48)	(0.12)	(0.60)	$10.29	4.22%	0.42%	0.42%	4.15%	4.15%	198%	$294,827
2008	$10.02	0.48	0.45	0.93	(0.47)	—	(0.47)	$10.48	9.60%	0.42%	0.42%	4.73%	4.73%	250%	$186,031
2007	$9.89	0.47	0.13	0.60	(0.47)	—	(0.47)	$10.02	6.26%	0.42%	0.42%	4.78%	4.78%	323%	$389,829

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2011(3)	$10.71	0.15	0.42	0.57	(0.16)	—	(0.16)	$11.12	5.36%	0.86%(4)	0.86%(4)	2.75%(4)	2.75%(4)	48%	$631,951
2011	$10.64	0.31	0.19	0.50	(0.34)	(0.09)	(0.43)	$10.71	4.72%	0.85%	0.86%	2.88%	2.87%	65%	$640,980
2010	$10.29	0.34	0.39	0.73	(0.35)	(0.03)	(0.38)	$10.64	7.18%	0.83%	0.86%	3.22%	3.19%	79%	$711,445
2009	$10.48	0.35	0.02	0.37	(0.44)	(0.12)	(0.56)	$10.29	3.76%	0.87%	0.87%	3.70%	3.70%	198%	$394,278
2008	$10.02	0.44	0.45	0.89	(0.43)	—	(0.43)	$10.48	9.11%	0.87%	0.87%	4.28%	4.28%	250%	$23,020
2007	$9.89	0.43	0.13	0.56	(0.43)	—	(0.43)	$10.02	5.77%	0.87%	0.87%	4.33%	4.33%	323%	$3,405
B Class
2011(3)	$10.70	0.11	0.42	0.53	(0.12)	—	(0.12)	$11.11	4.97%	1.61%(4)	1.61%(4)	2.00%(4)	2.00%(4)	48%	$12,816
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%	1.61%	2.13%	2.12%	65%	$13,643
2010	$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%	1.61%	2.47%	2.44%	79%	$16,393
2009	$10.48	0.28	0.01	0.29	(0.36)	(0.12)	(0.48)	$10.29	2.98%	1.62%	1.62%	2.95%	2.95%	198%	$8,045
2008	$10.02	0.36	0.45	0.81	(0.35)	—	(0.35)	$10.48	8.30%	1.62%	1.62%	3.53%	3.53%	250%	$1,105
2007	$9.89	0.35	0.13	0.48	(0.35)	—	(0.35)	$10.02	5.00%	1.62%	1.62%	3.58%	3.58%	323%	$806
C Class
2011(3)	$10.70	0.11	0.43	0.54	(0.12)	—	(0.12)	$11.12	5.07%	1.61%(4)	1.61%(4)	2.00%(4)	2.00%(4)	48%	$160,906
2011	$10.64	0.23	0.17	0.40	(0.25)	(0.09)	(0.34)	$10.70	3.85%	1.60%	1.61%	2.13%	2.12%	65%	$163,760
2010	$10.29	0.26	0.39	0.65	(0.27)	(0.03)	(0.30)	$10.64	6.38%	1.58%	1.61%	2.47%	2.44%	79%	$187,027
2009	$10.48	0.27	0.02	0.29	(0.36)	(0.12)	(0.48)	$10.29	2.99%	1.62%	1.62%	2.95%	2.95%	198%	$82,026
2008	$10.02	0.36	0.45	0.81	(0.35)	—	(0.35)	$10.48	8.30%	1.62%	1.62%	3.53%	3.53%	250%	$5,016
2007	$9.89	0.35	0.13	0.48	(0.35)	—	(0.35)	$10.02	4.99%	1.62%	1.62%	3.58%	3.58%	323%	$2,718

36

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(3)	$10.71	0.14	0.42	0.56	(0.15)	—	(0.15)	$11.12	5.23%	1.11%(4)	1.11%(4)	2.50%(4)	2.50%(4)	48%	$29,389
2011	$10.64	0.29	0.18	0.47	(0.31)	(0.09)	(0.40)	$10.71	4.46%	1.10%	1.11%	2.63%	2.62%	65%	$26,787
2010	$10.29	0.31	0.39	0.70	(0.32)	(0.03)	(0.35)	$10.64	6.91%	1.08%	1.11%	2.97%	2.94%	79%	$14,516
2009	$10.48	0.30	0.04	0.34	(0.41)	(0.12)	(0.53)	$10.29	3.50%	1.12%	1.12%	3.45%	3.45%	198%	$4,301
2008	$10.02	0.41	0.45	0.86	(0.40)	—	(0.40)	$10.48	8.84%	1.12%	1.12%	4.03%	4.03%	250%	$31
2007	$9.89	0.40	0.13	0.53	(0.40)	—	(0.40)	$10.02	5.52%	1.12%	1.12%	4.08%	4.08%	323%	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

37

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

38

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

39

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

40

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

41

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

42

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73683   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Core Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Notes to Financial Statements	27
Financial Highlights	34
Approval of Management Agreement	37
Additional Information	42

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACCNX	5.02%	4.23%	7.20%	11/30/06
Barclays Capital U.S. Aggregate Bond Index	—	6.20%	5.26%	6.36%	—
Institutional Class	ACCUX	5.22%	4.44%	7.41%	11/30/06
A Class No sales charge* With sales charge*	ACCQX	4.98% 0.28%	3.97% -0.70%	6.93% 5.92%	11/30/06
B Class No sales charge* With sales charge*	ACCJX	4.59% -0.41%	3.20% -0.80%	6.14% 5.81%	11/30/06
C Class No sales charge* With sales charge*	ACCKX	4.59% 3.59%	3.20% 3.20%	6.14% 6.14%	11/30/06
R Class	ACCPX	4.85%	3.72%	6.67%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.66%	0.46%	0.91%	1.66%	1.66%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index does not.

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	5.0 years
Weighted Average Life	7.1 years

30-Day SEC Yields
Investor Class	2.66%
Institutional Class	2.91%
A Class	2.31%
B Class	1.65%
C Class	1.67%
R Class	2.16%

Types of Investments in Portfolio	% of net assets
Corporate Bonds	33.7%
U.S. Government Agency Mortgage-Backed Securities	27.1%
U.S. Treasury Securities	15.2%
Commercial Mortgage-Backed Securities	7.2%
Collateralized Mortgage Obligations	4.8%
Sovereign Governments and Agencies	4.1%
U.S. Government Agency Securities	2.3%
Municipal Securities	1.9%
Asset-Backed Securities	0.2%
Temporary Cash Investments	7.3%
Other Assets and Liabilities	(3.8%)

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 - 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,050.20	$3.38	0.66%
Institutional Class	$1,000	$1,052.20	$2.36	0.46%
A Class	$1,000	$1,049.80	$4.66	0.91%
B Class	$1,000	$1,045.90	$8.49	1.66%
C Class	$1,000	$1,045.90	$8.49	1.66%
R Class	$1,000	$1,048.50	$5.94	1.16%
Hypothetical
Investor Class	$1,000	$1,021.70	$3.34	0.66%
Institutional Class	$1,000	$1,022.70	$2.33	0.46%
A Class	$1,000	$1,020.45	$4.60	0.91%
B Class	$1,000	$1,016.70	$8.37	1.66%
C Class	$1,000	$1,016.70	$8.37	1.66%
R Class	$1,000	$1,019.20	$5.86	1.16%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 33.7%
AEROSPACE AND DEFENSE — 0.7%
L-3 Communications Corp., 5.20%, 10/15/19(1)	$50,000	$52,909
Lockheed Martin Corp., 7.65%, 5/1/16(1)	50,000	61,526
Lockheed Martin Corp., 4.25%, 11/15/19(1)	210,000	229,022
Lockheed Martin Corp., 4.85%, 9/15/41(1)	160,000	169,509
Northrop Grumman Corp., 3.70%, 8/1/14(1)	30,000	31,879
Raytheon Co., 4.40%, 2/15/20(1)	80,000	87,089
Triumph Group, Inc., 8.00%, 11/15/17(1)	50,000	52,375
United Technologies Corp., 6.125%, 2/1/19(1)	80,000	98,365
United Technologies Corp., 6.05%, 6/1/36(1)	95,000	121,186
United Technologies Corp., 5.70%, 4/15/40(1)	260,000	319,152
		1,223,012
AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	50,000	53,500
AUTOMOBILES — 0.5%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	150,000	152,154
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	190,000	192,381
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	180,000	175,880
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	71,448
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	90,000	90,805
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	70,000	69,855
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	60,000	61,189
		813,712
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14(1)	100,000	111,873
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)	581,000	756,476
Coca-Cola Co. (The), 1.80%, 9/1/16(1)(2)	130,000	130,620
Diageo Capital plc, 5.20%, 1/30/13(1)	$40,000	$42,184
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)	40,000	41,372
PepsiCo, Inc., 3.00%, 8/25/21	120,000	121,602
PepsiCo, Inc., 4.875%, 11/1/40(1)	50,000	57,695
		1,261,822
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	90,000	107,440
Amgen, Inc., 4.10%, 6/15/21(1)	70,000	75,614
		183,054
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20(1)	100,000	110,869
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	343,000	390,228
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	103,261
		604,358
CHEMICALS — 0.7%
CF Industries, Inc., 6.875%, 5/1/18	475,000	531,406
CF Industries, Inc., 7.125%, 5/1/20	120,000	136,950
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	180,000	198,944
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	60,000	59,185
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	50,000	41,500
Lyondell Chemical Co., 8.00%, 11/1/17(2)	81,000	87,683
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	100,000	104,879
Rohm & Haas Co., 5.60%, 3/15/13(1)	20,000	21,129
		1,181,676
COMMERCIAL BANKS — 1.7%
Bank of America N.A., 5.30%, 3/15/17(1)	100,000	90,482
Barclays Bank plc, 5.00%, 9/22/16(1)	100,000	100,399
BB&T Corp., 5.70%, 4/30/14(1)	20,000	21,851
BB&T Corp., 3.20%, 3/15/16	130,000	132,993
Capital One Financial Corp., 4.75%, 7/15/21	60,000	60,304

Principal Amount	Value
Fifth Third Bancorp, 6.25%, 5/1/13(1)	$120,000	$127,117
Fifth Third Capital Trust IV, 6.50%, 4/15/67(1)	70,000	66,857
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	110,000	111,776
Huntington Bancshares, Inc., 7.00%, 12/15/20(1)	30,000	34,059
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(1)	250,000	264,822
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(1)	140,000	151,414
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	180,000	187,178
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	5,000	5,065
PNC Funding Corp., 3.625%, 2/8/15(1)	60,000	63,020
PNC Funding Corp., 4.375%, 8/11/20(1)	50,000	52,012
Royal Bank of Canada, 2.30%, 7/20/16	100,000	101,280
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	180,000	169,526
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(1)	240,000	229,852
SunTrust Banks, Inc., 3.60%, 4/15/16(1)	33,000	33,513
Toronto-Dominion Bank (The), 2.50%, 7/14/16	80,000	82,261
U.S. Bancorp., 3.442%, 2/1/16	90,000	91,496
Wachovia Bank N.A., 4.80%, 11/1/14(1)	50,000	53,415
Wells Fargo & Co., 4.375%, 1/31/13(1)	120,000	124,564
Wells Fargo & Co., 3.676%, 6/15/16(1)	100,000	104,242
Wells Fargo & Co., 5.625%, 12/11/17(1)	350,000	396,668
Westpac Banking Corp., 3.00%, 8/4/15(1)	80,000	81,574
		2,937,740
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Corrections Corp. of America, 7.75%, 6/1/17(1)	200,000	212,250
Republic Services, Inc., 3.80%, 5/15/18(1)	40,000	41,700
Republic Services, Inc., 5.50%, 9/15/19(1)	140,000	160,273
Republic Services, Inc., 5.70%, 5/15/41(1)	30,000	34,206
Waste Management, Inc., 2.60%, 9/1/16	100,000	100,421
Waste Management, Inc., 4.75%, 6/30/20(1)	70,000	76,346
Waste Management, Inc., 6.125%, 11/30/39(1)	40,000	48,795
		673,991
COMMUNICATIONS EQUIPMENT — 0.2%
American Tower Corp., 4.625%, 4/1/15(1)	200,000	212,339
Cisco Systems, Inc., 5.90%, 2/15/39(1)	105,000	126,918
Viasat, Inc., 8.875%, 9/15/16(1)	50,000	51,000
		390,257
CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20(1)	200,000	200,867
CONSUMER FINANCE — 0.9%
American Express Centurion Bank, 6.00%, 9/13/17(1)	250,000	281,136
American Express Co., 7.25%, 5/20/14(1)	120,000	136,138
American Express Credit Corp., 2.80%, 9/19/16	110,000	109,656
American Express Credit Corp., MTN, 2.75%, 9/15/15(1)	60,000	60,384
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	250,000	295,281
Credit Suisse (New York), 5.50%, 5/1/14(1)	100,000	105,819
Credit Suisse (New York), 6.00%, 2/15/18(1)	80,000	81,370
Credit Suisse (New York), 5.30%, 8/13/19(1)	100,000	101,314
John Deere Capital Corp., MTN, 4.90%, 9/9/13(1)	50,000	53,750
PNC Bank N.A., 6.00%, 12/7/17(1)	30,000	33,031
SLM Corp., 5.00%, 10/1/13(1)	120,000	117,533
SLM Corp., 6.25%, 1/25/16(1)	100,000	98,299
		1,473,711
CONTAINERS AND PACKAGING — 0.3%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	200,000	192,000
Ball Corp., 7.125%, 9/1/16(1)	50,000	52,750
Ball Corp., 6.75%, 9/15/20(1)	150,000	156,000
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17(1)	50,000	50,562
		451,312

Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Ally Financial, Inc., 8.30%, 2/12/15(1)	$240,000	$237,900
Bank of America Corp., 4.50%, 4/1/15(1)	350,000	332,130
Bank of America Corp., 3.75%, 7/12/16	110,000	100,250
Bank of America Corp., 6.50%, 8/1/16(1)	260,000	258,614
Bank of America Corp., 5.75%, 12/1/17(1)	50,000	46,988
Bank of America Corp., 5.625%, 7/1/20(1)	250,000	230,946
BNP Paribas, 3.60%, 2/23/16(1)	50,000	49,285
Citigroup, Inc., 6.00%, 12/13/13(1)	310,000	325,821
Citigroup, Inc., 6.01%, 1/15/15(1)	300,000	319,215
Citigroup, Inc., 4.75%, 5/19/15	230,000	236,003
Citigroup, Inc., 6.125%, 5/15/18(1)	270,000	290,298
Citigroup, Inc., 8.50%, 5/22/19(1)	40,000	48,436
Citigroup, Inc., 8.125%, 7/15/39(1)	50,000	60,251
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	40,000	41,358
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	70,000	71,521
General Electric Capital Corp., 3.75%, 11/14/14(1)	270,000	282,196
General Electric Capital Corp., 2.25%, 11/9/15(1)	180,000	178,202
General Electric Capital Corp., 5.625%, 9/15/17(1)	50,000	54,958
General Electric Capital Corp., 6.00%, 8/7/19(1)	420,000	474,091
General Electric Capital Corp., 4.375%, 9/16/20(1)	200,000	204,171
General Electric Capital Corp., 4.625%, 1/7/21(1)	120,000	124,955
General Electric Capital Corp., 5.30%, 2/11/21(1)	60,000	62,446
General Electric Capital Corp., MTN, 6.875%, 1/10/39(1)	100,000	115,428
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	170,000	175,715
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(1)	110,000	107,851
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	550,000	536,317
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	100,000	111,874
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	230,000	229,083
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(1)	60,000	58,677
HSBC Holdings plc, 5.10%, 4/5/21	70,000	72,321
HSBC Holdings plc, 6.80%, 6/1/38(1)	40,000	40,206
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	50,000	50,188
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37(1)	70,000	70,623
JPMorgan Chase & Co., 3.70%, 1/20/15(1)	60,000	61,556
JPMorgan Chase & Co., 3.45%, 3/1/16	80,000	80,460
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	400,000	446,489
JPMorgan Chase & Co., 4.95%, 3/25/20(1)	200,000	212,139
Morgan Stanley, 4.20%, 11/20/14(1)	150,000	146,870
Morgan Stanley, 6.00%, 4/28/15(1)	300,000	298,961
Morgan Stanley, 6.625%, 4/1/18(1)	180,000	178,980
Morgan Stanley, 5.625%, 9/23/19(1)	100,000	94,066
Morgan Stanley, 5.50%, 7/24/20(1)	160,000	145,346
Morgan Stanley, 5.75%, 1/25/21(1)	170,000	156,894
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	60,000	58,957
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	200,000	206,233
		7,685,269
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc., 6.70%, 11/15/13(1)	100,000	111,156
AT&T, Inc., 5.10%, 9/15/14(1)	30,000	32,983
AT&T, Inc., 3.875%, 8/15/21(1)	180,000	185,826
AT&T, Inc., 6.80%, 5/15/36(1)	70,000	84,811
AT&T, Inc., 6.55%, 2/15/39(1)	180,000	214,441
British Telecommunications plc, 5.15%, 1/15/13(1)	50,000	52,311
British Telecommunications plc, 5.95%, 1/15/18(1)	100,000	111,464
CenturyLink, Inc., 6.15%, 9/15/19(1)	100,000	92,960
CenturyLink, Inc., Series P, 7.60%, 9/15/39(1)	50,000	45,185

Principal Amount	Value
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	$135,000	$131,625
Cincinnati Bell, Inc., 8.75%, 3/15/18(1)	150,000	133,875
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	200,000	236,933
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	40,000	53,592
France Telecom SA, 4.375%, 7/8/14(1)	80,000	85,457
Frontier Communications Corp., 6.25%, 1/15/13(1)	200,000	201,500
Sprint Capital Corp., 6.90%, 5/1/19(1)	100,000	86,500
Telecom Italia Capital SA, 6.175%, 6/18/14(1)	170,000	169,348
Telecom Italia Capital SA, 6.999%, 6/4/18(1)	30,000	30,130
Telefonica Emisiones SAU, 5.877%, 7/15/19(1)	80,000	78,735
Telefonica Emisiones SAU, 5.462%, 2/16/21	150,000	142,888
Verizon Communications, Inc., 6.10%, 4/15/18(1)	100,000	119,536
Verizon Communications, Inc., 8.75%, 11/1/18(1)	110,000	147,667
Verizon Communications, Inc., 7.35%, 4/1/39(1)	110,000	149,280
Virgin Media Finance plc, 9.50%, 8/15/16(1)	100,000	108,500
Virgin Media Finance plc, 8.375%, 10/15/19(1)	200,000	213,500
Windstream Corp., 7.875%, 11/1/17(1)	200,000	203,500
		3,223,703
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	250,000	252,500
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15(1)	180,000	178,421
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	170,000	188,275
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	60,000	58,800
		425,496
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(1)	70,000	71,196
Pride International, Inc., 6.875%, 8/15/20(1)	100,000	115,734
Transocean, Inc., 6.50%, 11/15/20(1)	80,000	87,563
Weatherford International Ltd., 9.625%, 3/1/19(1)	100,000	129,519
		404,012
FOOD AND STAPLES RETAILING — 0.8%
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	304,904
Delhaize Group SA, 5.875%, 2/1/14(1)	80,000	87,232
Delhaize Group SA, 6.50%, 6/15/17(1)	100,000	117,117
Kroger Co. (The), 5.00%, 4/15/13(1)	70,000	73,605
Kroger Co. (The), 6.40%, 8/15/17(1)	100,000	118,807
Safeway, Inc., 5.80%, 8/15/12(1)	100,000	103,859
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	75,000	78,469
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	95,000	116,960
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	30,000	38,927
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	100,453
Wal-Mart Stores, Inc., 5.00%, 10/25/40(1)	130,000	149,588
Wal-Mart Stores, Inc., 5.625%, 4/15/41(1)	40,000	49,617
		1,339,538
FOOD PRODUCTS — 0.9%
General Mills, Inc., 5.25%, 8/15/13(1)	160,000	172,620
HJ Heinz Co., 2.00%, 9/12/16	150,000	150,717
Kellogg Co., 4.45%, 5/30/16(1)	70,000	78,149
Kraft Foods, Inc., 6.00%, 2/11/13(1)	40,000	42,389
Kraft Foods, Inc., 6.125%, 2/1/18(1)	30,000	35,297
Kraft Foods, Inc., 5.375%, 2/10/20(1)	260,000	295,132
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	200,000	209,944
NBTY, Inc., 9.00%, 10/1/18(1)	100,000	102,875
TreeHouse Foods, Inc., 7.75%, 3/1/18(1)	325,000	337,187
Tyson Foods, Inc., 6.85%, 4/1/16(1)	100,000	109,250
		1,533,560

Principal Amount	Value
GAS UTILITIES — 1.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	$40,000	$45,829
El Paso Corp., 6.875%, 6/15/14(1)	50,000	56,403
El Paso Corp., 7.25%, 6/1/18(1)	150,000	168,672
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21(1)	90,000	90,741
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	60,000	70,140
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	70,000	74,706
Enbridge Energy Partners LP, 5.50%, 9/15/40(1)	100,000	102,835
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	70,000	73,195
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	240,000	279,161
Enterprise Products Operating LLC, 5.95%, 2/1/41(1)	90,000	97,139
Enterprise Products Operating LLC, 5.70%, 2/15/42	80,000	84,713
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	120,000	142,089
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	60,000	65,232
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	130,000	140,470
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	70,000	82,935
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	225,000	229,500
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(1)	40,000	42,153
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(1)	140,000	179,123
TransCanada PipeLines Ltd., 3.80%, 10/1/20	20,000	21,165
Williams Partners LP, 4.125%, 11/15/20(1)	70,000	69,687
		2,115,888
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	100,000	104,620
Covidien International Finance SA, 1.875%, 6/15/13(1)	100,000	101,461
		206,081
HEALTH CARE PROVIDERS AND SERVICES — 1.1%
DaVita, Inc., 6.375%, 11/1/18(1)	250,000	240,625
Express Scripts, Inc., 5.25%, 6/15/12(1)	200,000	205,400
Express Scripts, Inc., 7.25%, 6/15/19(1)	320,000	393,417
HCA, Inc., 7.875%, 2/15/20(1)	120,000	124,800
HCA, Inc., 7.69%, 6/15/25(1)	50,000	45,250
Healthsouth Corp., 8.125%, 2/15/20(1)	230,000	216,775
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	150,000	159,267
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	50,000	54,748
Tenet Healthcare Corp., 8.00%, 8/1/20(1)	150,000	136,875
Universal Health Services, Inc., 7.125%, 6/30/16(1)	200,000	210,500
WellPoint, Inc., 5.80%, 8/15/40(1)	50,000	59,019
		1,846,676
HOTELS, RESTAURANTS AND LEISURE — 0.4%
International Game Technology, 5.50%, 6/15/20(1)	50,000	53,957
McDonald’s Corp., 5.35%, 3/1/18(1)	60,000	71,732
MGM Resorts International, 9.00%, 3/15/20(1)	150,000	156,563
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(1)	50,000	46,875
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(1)	39,000	42,510
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	270,000	282,891
Yum! Brands, Inc., 3.75%, 11/1/21(1)	40,000	40,280
		694,808
HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12(1)	50,000	51,697
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	90,000	92,332
		144,029
HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	150,000	144,000
Jarden Corp., 8.00%, 5/1/16	150,000	159,188
		303,188

Principal Amount	Value
INDUSTRIAL CONGLOMERATES — 0.4%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$100,000	$106,000
Danaher Corp., 3.90%, 6/23/21	100,000	107,934
General Electric Co., 5.00%, 2/1/13(1)	150,000	157,162
General Electric Co., 5.25%, 12/6/17(1)	220,000	244,954
SPX Corp., 7.625%, 12/15/14(1)	50,000	53,750
		669,800
INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	147,078
American International Group, Inc., 3.65%, 1/15/14	50,000	48,793
American International Group, Inc., 5.85%, 1/16/18(1)	190,000	188,908
American International Group, Inc., 8.25%, 8/15/18(1)	50,000	55,625
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(1)	90,000	94,764
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	40,713
CNA Financial Corp., 5.875%, 8/15/20(1)	50,000	51,531
CNA Financial Corp., 5.75%, 8/15/21	40,000	40,495
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(2)(3)	80,000	79,200
Genworth Financial, Inc., 7.20%, 2/15/21(1)	50,000	42,561
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	100,000	100,729
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	80,000	82,887
International Lease Finance Corp., 5.75%, 5/15/16(1)	90,000	80,118
International Lease Finance Corp., 8.75%, 3/15/17(1)	50,000	50,375
Liberty Mutual Group, Inc., 5.00%, 6/1/21(1)(2)	61,000	58,145
Lincoln National Corp., 6.25%, 2/15/20(1)	140,000	147,583
MetLife, Inc., 6.75%, 6/1/16(1)	150,000	172,799
MetLife, Inc., 5.70%, 6/15/35(1)	50,000	53,756
Prudential Financial, Inc., 2.75%, 1/14/13(1)	150,000	151,382
Prudential Financial, Inc., 7.375%, 6/15/19(1)	115,000	135,114
Prudential Financial, Inc., 5.375%, 6/21/20(1)	80,000	84,203
Prudential Financial, Inc., 5.625%, 5/12/41(1)	50,000	47,700
Prudential Financial, Inc., MTN, 6.20%, 11/15/40(1)	45,000	46,500
		2,000,959
INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	50,000	49,868
Google, Inc., 2.125%, 5/19/16(1)	80,000	82,557
		132,425
IT SERVICES — 0.2%
International Business Machines Corp., 1.95%, 7/22/16	300,000	303,189
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16(1)	100,000	101,580
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	130,000	162,846
Navistar International Corp., 8.25%, 11/1/21(1)	47,000	48,469
		211,315
MEDIA — 2.9%
AMC Entertainment, Inc., 8.00%, 3/1/14(1)	50,000	48,500
AMC Entertainment, Inc., 9.75%, 12/1/20	200,000	182,000
CBS Corp., 4.30%, 2/15/21(1)	80,000	80,709
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	236,175
Comcast Corp., 5.90%, 3/15/16(1)	200,000	229,176
Comcast Corp., 6.50%, 11/15/35(1)	120,000	139,157
Comcast Corp., 6.40%, 5/15/38(1)	120,000	138,953
CSC Holdings LLC, 6.75%, 4/15/12(1)	200,000	204,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	120,000	130,157
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	180,000	187,968
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(1)	190,000	201,642
Discovery Communications LLC, 5.625%, 8/15/19(1)	100,000	113,504
Discovery Communications LLC, 4.375%, 6/15/21(1)	170,000	176,264

Principal Amount	Value
DISH DBS Corp., 7.00%, 10/1/13(1)	$100,000	$104,250
DISH DBS Corp., 7.125%, 2/1/16(1)	160,000	162,800
DISH DBS Corp., 6.75%, 6/1/21(1)(2)	30,000	28,800
Embarq Corp., 7.082%, 6/1/16(1)	50,000	51,840
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	150,000	171,375
Lamar Media Corp., 9.75%, 4/1/14(1)	90,000	99,675
Lamar Media Corp., 7.875%, 4/15/18(1)	50,000	50,250
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	180,000	197,992
NBCUniversal Media LLC, 4.375%, 4/1/21	210,000	216,434
News America, Inc., 4.50%, 2/15/21(1)	110,000	110,882
News America, Inc., 6.90%, 8/15/39(1)	120,000	137,443
Omnicom Group, Inc., 4.45%, 8/15/20(1)	75,000	75,906
Qwest Corp., 8.875%, 3/15/12(1)	32,000	33,160
Qwest Corp., 7.50%, 10/1/14(1)	80,000	86,800
Salem Communications Corp., 9.625%, 12/15/16(1)	63,000	63,315
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	100,000	105,500
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	50,000	52,750
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	100,000	108,750
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	155,000	180,805
Time Warner Cable, Inc., 4.00%, 9/1/21(1)	320,000	314,082
Time Warner, Inc., 3.15%, 7/15/15(1)	140,000	145,010
Time Warner, Inc., 7.70%, 5/1/32(1)	100,000	127,518
Time Warner, Inc., 6.10%, 7/15/40(1)	70,000	77,361
Viacom, Inc., 4.375%, 9/15/14(1)	110,000	117,671
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	70,000	74,725
Virgin Media Secured Finance plc, 5.25%, 1/15/21(1)	70,000	75,573
		5,038,872
METALS AND MINING — 0.9%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	100,000	132,772
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	30,000	30,145
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	135,000	132,655
ArcelorMittal, 9.85%, 6/1/19(1)	110,000	124,939
ArcelorMittal, 5.25%, 8/5/20(1)	105,000	94,095
Barrick Finance LLC, 4.40%, 5/30/21	80,000	82,318
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	70,000	75,158
Newmont Mining Corp., 6.25%, 10/1/39(1)	80,000	90,933
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(1)	60,000	59,199
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	120,000	119,959
Steel Dynamics, Inc., 7.625%, 3/15/20(1)	100,000	100,375
Teck Resources Ltd., 5.375%, 10/1/15(1)	50,000	55,010
Teck Resources Ltd., 3.15%, 1/15/17	70,000	70,547
Teck Resources Ltd., 3.85%, 8/15/17	100,000	105,593
Vale Overseas Ltd., 5.625%, 9/15/19(1)	170,000	179,690
Vale Overseas Ltd., 4.625%, 9/15/20	90,000	88,200
		1,541,588
MULTI-UTILITIES — 2.0%
Calpine Corp., 7.25%, 10/15/17(1)(2)	235,000	227,950
Carolina Power & Light Co., 5.30%, 1/15/19(1)	30,000	35,482
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	109,000	119,978
CMS Energy Corp., 4.25%, 9/30/15	50,000	49,471
CMS Energy Corp., 8.75%, 6/15/19(1)	240,000	281,236
Dominion Resources, Inc., 2.25%, 9/1/15(1)	200,000	203,317
Dominion Resources, Inc., 6.40%, 6/15/18(1)	120,000	144,702
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	229,286
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(1)	60,000	76,885
Duke Energy Corp., 6.30%, 2/1/14(1)	60,000	66,581

Principal Amount	Value
Duke Energy Corp., 3.95%, 9/15/14(1)	$150,000	$159,532
Duke Energy Corp., 3.55%, 9/15/21	70,000	70,090
Edison International, 3.75%, 9/15/17(1)	100,000	101,555
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	110,000	119,075
FirstEnergy Corp., Series B, 6.45%, 11/15/11(1)	5,000	5,027
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	150,000	166,650
Florida Power Corp., 5.65%, 6/15/18(1)	30,000	35,823
Florida Power Corp., 6.35%, 9/15/37(1)	20,000	26,158
Ipalco Enterprises, Inc., 5.00%, 5/1/18(1)(2)	70,000	64,225
Niagara Mohawk Power Corp., 4.881%, 8/15/19(2)	40,000	44,834
NRG Energy, Inc., 7.625%, 1/15/18(1)(2)	225,000	210,375
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	148,939
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	57,000	66,643
PacifiCorp, 6.00%, 1/15/39(1)	90,000	114,306
PG&E Corp., 5.75%, 4/1/14(1)	10,000	10,976
PPL Electric Utilities Corp., 5.20%, 7/15/41	50,000	59,338
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	33,578
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	70,992
Sempra Energy, 8.90%, 11/15/13(1)	100,000	114,139
Sempra Energy, 6.50%, 6/1/16(1)	60,000	70,316
Sempra Energy, 9.80%, 2/15/19(1)	30,000	42,088
Southern California Edison Co., 5.625%, 2/1/36(1)	70,000	86,864
Southern Power Co., 5.15%, 9/15/41	40,000	41,839
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	150,204
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	63,898
		3,512,352
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(1)	120,000	121,863
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(1)	90,000	98,954
		220,817
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(1)	30,000	31,765
Xerox Corp., 4.25%, 2/15/15(1)	180,000	190,639
		222,404
OIL, GAS AND CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	160,000	175,309
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	90,000	95,722
Arch Coal, Inc., 7.25%, 10/1/20(1)	150,000	144,750
Arch Western Finance LLC, 6.75%, 7/1/13(1)	66,000	66,165
Bill Barrett Corp., 9.875%, 7/15/16(1)	150,000	164,250
BP Capital Markets plc, 4.50%, 10/1/20(1)	80,000	86,934
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	50,000	53,963
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	80,000	84,200
ConocoPhillips, 5.75%, 2/1/19(1)	160,000	191,819
ConocoPhillips Holding Co., 6.95%, 4/15/29(1)	140,000	187,278
Denbury Resources, Inc., 8.25%, 2/15/20(1)	100,000	105,500
Devon Energy Corp., 5.60%, 7/15/41(1)	130,000	150,856
EOG Resources, Inc., 5.625%, 6/1/19(1)	60,000	71,223
Forest Oil Corp., 8.50%, 2/15/14(1)	50,000	53,125
Hess Corp., 6.00%, 1/15/40(1)	60,000	68,855
Marathon Petroleum Corp., 3.50%, 3/1/16(1)(2)	60,000	61,960
Marathon Petroleum Corp., 5.125%, 3/1/21(1)(2)	110,000	114,928
Newfield Exploration Co., 6.875%, 2/1/20(1)	220,000	227,700
Newfield Exploration Co., 5.75%, 1/30/22(1)	40,000	39,650
Nexen, Inc., 6.20%, 7/30/19(1)	110,000	125,835
Nexen, Inc., 5.875%, 3/10/35(1)	60,000	59,008
Occidental Petroleum Corp., 1.75%, 2/15/17	60,000	59,670

Principal Amount	Value
Peabody Energy Corp., 6.50%, 9/15/20(1)	$195,000	$205,969
Pemex Project Funding Master Trust, 6.625%, 6/15/35(1)	100,000	108,250
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(1)	60,000	62,880
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	150,000	153,150
Petroleos Mexicanos, 6.00%, 3/5/20(1)	105,000	115,920
Plains Exploration & Production Co., 8.625%, 10/15/19(1)	230,000	248,400
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	100,000	97,250
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	225,000	221,625
Shell International Finance BV, 3.10%, 6/28/15(1)	240,000	255,155
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(1)	150,000	150,750
Suncor Energy, Inc., 6.10%, 6/1/18(1)	138,000	161,326
Suncor Energy, Inc., 6.85%, 6/1/39(1)	50,000	61,118
Talisman Energy, Inc., 7.75%, 6/1/19(1)	180,000	221,663
Talisman Energy, Inc., 3.75%, 2/1/21(1)	60,000	58,457
		4,510,613
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	280,000	285,743
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	225,000	226,125
Procter & Gamble Co. (The), 1.45%, 8/15/16(1)	120,000	120,235
		346,360
PHARMACEUTICALS — 1.0%
Abbott Laboratories, 5.30%, 5/27/40(1)	120,000	143,973
AstraZeneca plc, 5.90%, 9/15/17(1)	40,000	47,889
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)(2)	425,000	428,188
Pfizer, Inc., 7.20%, 3/15/39(1)	60,000	88,167
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	32,000	35,209
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	170,000	208,266
Roche Holdings, Inc., 7.00%, 3/1/39(1)(2)	210,000	302,204
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(2)	235,000	219,725
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	170,000	184,223
		1,657,844
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Developers Diversified Realty Corp., 4.75%, 4/15/18(1)	190,000	173,725
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	71,537
HCP, Inc., 5.375%, 2/1/21	110,000	110,721
Kimco Realty Corp., 6.875%, 10/1/19(1)	110,000	125,908
Reckson Operating Partnership LP, 6.00%, 3/31/16(1)	100,000	105,628
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)	115,000	130,342
Simon Property Group LP, 5.75%, 12/1/15(1)	70,000	77,356
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership, 5.00%, 8/15/18(1)	40,000	38,757
UDR, Inc., 4.25%, 6/1/18(1)	70,000	71,734
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(1)	130,000	128,693
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(1)	80,000	77,088
WEA Finance LLC, 4.625%, 5/10/21(1)(2)	140,000	134,134
		1,245,623
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(1)	200,000	193,000
ProLogis LP, 6.625%, 12/1/19(1)	130,000	134,556
ProLogis LP, 6.875%, 3/15/20(1)	4,000	4,185
		331,741
ROAD AND RAIL — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(1)	127,000	129,680
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(1)	50,000	53,969
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	80,000	85,467

Principal Amount	Value
Norfolk Southern Corp., 5.75%, 4/1/18(1)	$100,000	$117,497
Union Pacific Corp., 4.75%, 9/15/41	110,000	113,773
		500,386
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)	50,000	50,250
SOFTWARE — 0.5%
Intuit, Inc., 5.75%, 3/15/17(1)	100,000	112,604
Oracle Corp., 5.75%, 4/15/18(1)	200,000	238,871
Oracle Corp., 5.375%, 7/15/40(1)(2)	420,000	490,481
		841,956
SPECIALTY RETAIL — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(1)	100,000	99,500
GameStop Corp./GameStop, Inc., 8.00%, 10/1/11(1)	52,000	52,195
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	150,000	169,992
Home Depot, Inc. (The), 5.95%, 4/1/41(1)	60,000	71,826
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	200,000	193,000
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17(1)	100,000	98,000
		684,513
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21(1)	60,000	56,611
Hanesbrands, Inc., 6.375%, 12/15/20(1)	110,000	107,250
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	120,000	126,300
Phillips-Van Heusen Corp., 7.375%, 5/15/20(1)	50,000	52,375
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	225,000	225,563
		568,099
TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19(1)	80,000	105,137
Altria Group, Inc., 10.20%, 2/6/39(1)	90,000	131,108
Philip Morris International, Inc., 4.125%, 5/17/21(1)	120,000	130,012
		366,257
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Alltel Corp., 7.875%, 7/1/32(1)	30,000	43,003
America Movil SAB de CV, 5.00%, 10/16/19(1)	100,000	107,400
America Movil SAB de CV, 5.00%, 3/30/20(1)	100,000	106,600
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	230,000	251,857
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	160,000	213,736
Vodafone Group plc, 5.00%, 12/16/13(1)	140,000	151,109
Vodafone Group plc, 5.625%, 2/27/17(1)	140,000	160,743
		1,034,448
TOTAL CORPORATE BONDS (Cost $55,984,691)		58,002,894
U.S. Government Agency Mortgage-Backed Securities(4) — 27.1%
FHLMC, 4.00%, 4/1/41	1,722,037	1,815,493
FHLMC, 4.50%, 6/1/21(1)	143,232	153,270
FHLMC, 5.50%, 1/1/38(1)	113,927	123,920
FHLMC, 5.50%, 4/1/38(1)	607,116	659,043
FHLMC, 6.50%, 7/1/47(1)	4,009	4,415
FNMA, 3.50%, 10/13/11(5)	2,000,000	2,056,563
FNMA, 4.00%, 10/1/40	1,040,679	1,098,665
FNMA, 4.00%, 12/1/40	1,156,806	1,216,562
FNMA, 4.50%, 10/1/33	1,573,959	1,682,005
FNMA, 4.50%, 9/1/35(1)	220,469	235,155
FNMA, 4.50%, 4/1/39	416,563	449,129
FNMA, 4.50%, 5/1/39	938,147	1,011,489
FNMA, 4.50%, 10/1/39	1,159,719	1,250,382
FNMA, 4.50%, 11/1/40	965,556	1,033,497
FNMA, 4.50%, 7/1/41	1,983,064	2,115,785
FNMA, 5.00%, 7/1/20(1)	258,177	279,219
FNMA, 5.00%, 7/1/31	1,621,169	1,747,789
FNMA, 5.00%, 11/1/33(1)	216,189	233,682
FNMA, 5.00%, 8/1/34(1)	425,131	459,402
FNMA, 5.00%, 4/1/35	2,152,431	2,325,926
FNMA, 5.00%, 8/1/35(1)	195,568	211,179
FNMA, 5.00%, 3/1/38	1,131,344	1,218,469
FNMA, 5.00%, 2/1/39	2,251,335	2,449,335
FNMA, 5.50%, 4/1/34	779,083	851,684
FNMA, 5.50%, 8/1/34	868,580	948,978
FNMA, 5.50%, 7/1/36(1)	213,059	232,215
FNMA, 5.50%, 12/1/36(1)	394,901	430,405

Principal Amount	Value
FNMA, 5.50%, 1/1/39	$1,699,431	$1,849,299
FNMA, 6.00%, 10/13/11(5)	1,560,000	1,711,369
FNMA, 6.00%, 7/1/37	573,825	638,505
FNMA, 6.00%, 8/1/37	505,010	561,934
FNMA, 6.00%, 9/1/37	800,600	880,084
FNMA, 6.00%, 11/1/37	701,222	780,263
FNMA, 6.50%, 10/13/11(5)	657,000	724,240
FNMA, 6.50%, 8/1/37(1)	54,644	59,764
FNMA, 6.50%, 6/1/47(1)	5,649	6,166
FNMA, 6.50%, 8/1/47(1)	14,683	16,026
FNMA, 6.50%, 8/1/47(1)	22,856	24,947
FNMA, 6.50%, 9/1/47(1)	25,641	27,988
FNMA, 6.50%, 9/1/47(1)	1,641	1,791
FNMA, 6.50%, 9/1/47(1)	13,875	15,145
FNMA, 6.50%, 9/1/47(1)	6,681	7,293
FNMA, 6.50%, 9/1/47(1)	10,388	11,339
GNMA, 4.00%, 11/20/40	2,650,139	2,842,031
GNMA, 4.50%, 10/20/11(5)	2,000,000	2,174,687
GNMA, 4.50%, 6/15/39	2,148,165	2,345,082
GNMA, 4.50%, 4/15/40	1,151,788	1,257,279
GNMA, 5.00%, 10/20/11(5)	1,000,000	1,098,282
GNMA, 5.00%, 2/20/40	1,420,576	1,566,391
GNMA, 5.50%, 12/15/32	507,356	563,816
GNMA, 5.50%, 12/20/38	840,064	931,117
GNMA, 6.00%, 9/20/38(1)	317,196	353,670
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $45,276,672)		46,742,164
U.S. Treasury Securities — 15.2%
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	2,700,000	3,811,641
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	300,000	334,641
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	100,000	126,250
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	160,000	206,350
U.S. Treasury Bonds, 4.625%, 2/15/40(1)	1,200,000	1,608,376
U.S. Treasury Bonds, 4.375%, 5/15/40(1)	150,000	193,687
U.S. Treasury Bonds, 4.375%, 5/15/41(1)	1,350,000	1,749,730
U.S. Treasury Notes, 1.375%, 10/15/12(1)	975,000	987,111
U.S. Treasury Notes, 1.375%, 11/15/12(1)	1,200,000	1,216,126
U.S. Treasury Notes, 0.50%, 11/30/12(1)	380,000	381,455
U.S. Treasury Notes, 1.375%, 1/15/13(1)	2,575,000	2,613,524
U.S. Treasury Notes, 1.375%, 5/15/13(1)	1,500,000	1,527,130
U.S. Treasury Notes, 1.25%, 3/15/14(1)	970,000	991,298
U.S. Treasury Notes, 2.625%, 12/31/14(1)	3,200,000	3,419,750
U.S. Treasury Notes, 1.25%, 9/30/15(1)	2,000,000	2,046,094
U.S. Treasury Notes, 2.00%, 4/30/16(1)	1,000,000	1,052,656
U.S. Treasury Notes, 1.50%, 6/30/16(1)	1,250,000	1,285,745
U.S. Treasury Notes, 2.375%, 7/31/17(1)	500,000	534,453
U.S. Treasury Notes, 2.625%, 4/30/18(1)	265,000	286,904
U.S. Treasury Notes, 2.125%, 8/15/21(1)	1,800,000	1,835,167
TOTAL U.S. TREASURY SECURITIES (Cost $24,572,718)		26,208,088
Commercial Mortgage-Backed Securities(4) — 7.2%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.183%, 10/11/11(1)	200,000	203,594
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.429%, 11/10/39(1)	189,713	191,458
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.512%, 12/10/42(1)	403,990	406,738
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.115%, 10/10/11(1)	250,000	273,314
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.176%, 10/10/11(1)	250,000	252,034
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3 SEQ, 4.221%, 3/10/39(1)	30,181	30,264
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 10/10/11(1)	116,746	119,840
First Union National Bank Commercial Mortgage, Series 2000-C1, Class C, VRN, 8.087%, 10/15/11(1)	90,646	90,553

Principal Amount	Value
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 10/10/11(1)	$150,000	$150,834
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.569%, 8/10/42(1)	1,150,000	1,160,827
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 10/10/11(1)	300,000	317,085
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.964%, 8/10/38(1)	409,381	409,723
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 10/10/11(1)	750,000	799,128
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.475%, 7/10/39(1)	473,661	473,320
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(1)	508,000	537,094
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(1)	650,000	692,070
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(1)	525,000	550,509
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.367%, 3/15/36(1)	600,000	630,932
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.497%, 10/15/11(1)	200,000	215,318
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.858%, 10/15/11(1)	75,000	74,087
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 4.998%, 4/15/30	251,000	255,055
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.647%, 7/15/30(1)	420,641	423,009
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.843%, 7/15/40(1)	350,000	297,938
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 10/15/11(1)	500,000	490,912
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 10/15/11(1)	250,000	253,035
Morgan Stanley Capital I, Series 2001-T5, Class A4 SEQ, 6.39%, 10/15/35(1)	118,941	118,935
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(1)	84,473	84,781
Morgan Stanley Capital I, Series 2004-HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	109,938	110,702
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(1)	317,952	319,447
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(1)	17,675	17,738
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 10/15/11(1)	273,890	274,600
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(1)	600,000	609,807
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.803%, 10/15/41(1)	700,000	743,171
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(1)	846,698	860,233
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,513,146)		12,438,085
Collateralized Mortgage Obligations(4) — 4.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	105,311	76,756
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	68,688	69,013
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	286,721	293,405
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 10/25/11	578,772	485,710
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(1)	150,388	145,327

Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.323%, 10/25/11(1)	$520,358	$486,943
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	71,860	70,239
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	106,296	100,515
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.742%, 10/25/11(1)	101,747	85,896
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(1)	126,092	125,806
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.796%, 10/25/11(1)	104,402	84,382
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.785%, 10/25/11(1)	187,681	190,033
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	252,180	239,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	352,228	370,454
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	350,881	370,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	283,611	264,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	249,413	251,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	226,591	226,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.737%, 10/25/11	495,802	442,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	245,225	238,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(1)	525,000	511,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	286,042	263,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	187,654	184,873
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	200,000	179,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A2 SEQ, VRN, 5.388%, 10/25/11(1)	10,008	9,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.345%, 10/25/11	280,128	228,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.447%, 10/25/11(1)	217,520	192,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	450,657	428,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	247,144	255,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.063%, 10/25/11	334,832	321,936
		7,195,800
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 3397, Class GF, VRN, 0.729%, 10/15/11	534,212	537,241
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	133,981	134,569
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.635%, 10/25/11(1)	17,736	17,767
FNMA, Series 2006-43, Class FM, VRN, 0.535%, 10/25/11	244,732	244,845
FNMA, Series 2007-361, Class FB, VRN, 0.635%, 10/25/11	150,810	151,073
		1,085,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,353,340)		8,281,295

Principal Amount	Value
Sovereign Governments and Agencies — 4.1%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(1)		$370,000	$426,425
Brazilian Government International Bond, 4.875%, 1/22/21		150,000	161,100
Brazilian Government International Bond, 5.625%, 1/7/41(1)		100,000	108,250
			695,775
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16(1)		100,000	117,635
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21(1)		120,000	117,300
GERMANY — 2.2%
German Federal Republic, Series 09, 3.50%, 7/4/19	EUR	1,800,000	2,743,960
German Federal Republic, 3.25%, 7/4/21	EUR	690,000	1,037,146
			3,781,106
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		$170,000	160,993
MEXICO — 0.3%
United Mexican States, 5.625%, 1/15/17(1)		70,000	78,330
United Mexican States, 5.95%, 3/19/19(1)		250,000	285,000
United Mexican States, 5.125%, 1/15/20(1)		70,000	76,125
United Mexican States, 6.05%, 1/11/40(1)		100,000	113,500
			552,955
NETHERLANDS — 0.6%
Netherlands Government Bond, 3.25%, 7/15/21	EUR	770,000	1,118,283
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(1)		$40,000	40,590
Poland Government International Bond, 6.375%, 7/15/19(1)		50,000	55,125
Poland Government International Bond, 5.125%, 4/21/21(1)		60,000	60,000
			155,715
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16	110,000	107,915
Korea Development Bank, 3.25%, 3/9/16(1)	100,000	96,958
Korea Development Bank, 4.00%, 9/9/16(1)	70,000	69,630
		274,503
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $6,793,970)		6,974,265
U.S. Government Agency Securities — 2.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLB, 0.22%, 9/12/12(1)	3,500,000	3,498,705
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.3%
Bank of America Corp., 3.125%, 6/15/12(1)	400,000	408,291
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,901,236)		3,906,996
Municipal Securities — 1.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.939%, 2/15/47(1)	65,000	72,948
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.499%, 2/15/50(1)	150,000	202,200
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(1)	125,000	163,759
California GO, (Building Bonds), 6.65%, 3/1/22(1)	40,000	48,691
California GO, (Building Bonds), 7.55%, 4/1/39(1)	50,000	62,117
California GO, (Building Bonds), 7.30%, 10/1/39(1)	10,000	12,097
California GO, (Building Bonds), 7.60%, 11/1/40(1)	25,000	31,369
Illinois GO, 5.877%, 3/1/19(1)	165,000	176,720
Illinois GO, (Building Bonds), 7.35%, 7/1/35(1)	45,000	51,444
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)	120,000	110,647
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	25,000	26,645

Principal Amount	Value
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.596%, 9/1/35(1)	45,000	47,735
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49(1)	150,000	206,653
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(1)	10,000	11,739
Maryland State Transportation Auth. Facilities Project Rev., Series 2010 B, (Building Bonds), 5.754%, 7/1/41(1)	30,000	37,517
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.687%, 11/15/40(1)	80,000	101,162
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.814%, 11/15/40(1)	50,000	63,194
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.445%, 5/1/33(1)	50,000	58,542
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.637%, 4/1/57(1)	90,000	98,182
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.414%, 1/1/40(1)	40,000	57,121
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.102%, 1/1/41(1)	40,000	54,786
New York GO, Series 2010 F1, (Building Bonds), 6.271%, 12/1/37(1)	75,000	93,805
New York City Municipal Water Finance Auth. Rev., (Building Bonds), 5.952%, 6/15/42(1)	80,000	101,758
Ohio State University Riverwatch Tower Suite B Rev., (Building Bonds), 4.91%, 6/1/40(1)	110,000	126,238
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.879%, 12/1/34(1)	80,000	88,243
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.834%, 11/15/34(1)	40,000	49,951
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.561%, 12/1/49(1)	175,000	201,637
Port Auth. of New York & New Jersey Rev., 4.926%, 10/1/51(3)	75,000	78,392
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.665%, 5/1/40(1)	175,000	211,162
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.156%, 5/15/36(1)	150,000	178,457
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.839%, 1/1/41(1)	85,000	93,181
San Antonio Electric & Gas Rev., (Building Bonds), 5.985%, 2/1/39(1)	50,000	63,656
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(1)	50,000	59,219
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.876%, 4/1/32(1)	100,000	121,177
Texas GO, (Building Bonds), 5.517%, 4/1/39(1)	60,000	75,685
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(1)	90,000	104,562
TOTAL MUNICIPAL SECURITIES (Cost $2,799,152)		3,342,391
Asset-Backed Securities(4) — 0.2%
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	350,000	349,891
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.483%, 10/25/11(1)	9,655	9,655
TOTAL ASSET-BACKED SECURITIES (Cost $359,615)		359,546

Value
Temporary Cash Investments — 7.3%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $3,999,193), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $3,919,113)	$3,919,110
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,441,913), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $3,359,241)	3,359,238

	Shares	Value
SSgA U.S. Government Money Market Fund	5,371,830	$5,371,830
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,650,178)		12,650,178
TOTAL INVESTMENT SECURITIES — 103.8%(Cost $173,204,718)		178,905,902
OTHER ASSETS AND LIABILITIES — (3.8)%		(6,536,294)
TOTAL NET ASSETS — 100.0%		$172,369,608

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,583,393	EUR for USD	Barclays Bank plc	10/28/11	$4,799,990	$375,254
59,900	EUR for USD	HSBC Holdings plc	10/28/11	80,237	6,042
50,000	EUR for USD	HSBC Holdings plc	10/28/11	66,975	1,701
31,000	EUR for USD	HSBC Holdings plc	10/28/11	41,525	322
22,000	EUR for USD	UBS AG	10/28/11	29,469	125
				$5,018,196	$383,444
(Value on Settlement Date $5,401,640)

Credit Default Swap Agreements
Counterparty /Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/ Community Health Systems, Inc.	$250,000	Sell*	5.00%	12/20/12	$10,217	$(7,522)	$2,695
Barclays Bank plc/ CDX North America High Yield 11 Index	609,000	Sell*	5.00%	12/20/13	(62,319)	55,067	(7,252)
							$(4,557)

*	The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
MTN = Medium Term Note
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for forward commitments, when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,782,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,917,474, which represented 2.9% of total net assets.

(3)	When-issued security.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	Forward commitment. Settlement date is indicated.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $173,204,718)	$178,905,902
Foreign currency holdings, at value (cost of $197,765)	186,575
Receivable for investments sold	317,965
Receivable for capital shares sold	422,498
Unrealized gain on forward foreign currency exchange contracts	383,444
Swap agreements, at value (including net premiums paid (received) of $10,217)	2,695
Interest receivable	1,284,802
181,503,881

Liabilities
Disbursements in excess of demand deposit cash	2,222
Payable for investments purchased	8,895,405
Payable for capital shares redeemed	99,026
Swap agreements, at value (including net premiums paid (received) of $(62,319))	7,252
Accrued management fees	88,596
Distribution and service fees payable	25,485
Dividends payable	16,287
9,134,273

Net Assets	$172,369,608

Net Assets Consist of:
Capital paid in	$165,092,822
Accumulated net investment loss	(122,494)
Undistributed net realized gain	1,280,516
Net unrealized appreciation	6,118,764
$172,369,608

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$89,447,632	8,117,596	$11.02
Institutional Class	$7,087,956	643,397	$11.02
A Class	$58,130,746	5,275,426	$11.02	*
B Class	$532,352	48,322	$11.02
C Class	$15,450,157	1,402,379	$11.02
R Class	$1,720,765	156,187	$11.02

*Maximum offering price $11.54 (net asset value divided by 0.955)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $433)	$2,897,906

Expenses:
Management fees	479,246
Distribution and service fees:
A Class	60,245
B Class	6,160
C Class	74,446
R Class	4,126
Trustees’ fees and expenses	5,356
629,579

Net investment income (loss)	2,268,327

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,034,440
Futures contract transactions	230,922
Swap agreement transactions	33,207
Foreign currency transactions	(249,601)
1,048,968

Change in net unrealized appreciation (depreciation) on:
Investments	3,349,595
Futures contracts	2,727
Swap agreements	(58,772)
Translation of assets and liabilities in foreign currencies	496,090
3,789,640

Net realized and unrealized gain (loss)	4,838,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,106,935

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$2,268,327	$4,043,361
Net realized gain (loss)	1,048,968	1,507,834
Change in net unrealized appreciation (depreciation)	3,789,640	(378,641)
Net increase (decrease) in net assets resulting from operations	7,106,935	5,172,554

Distributions to Shareholders
From net investment income:
Investor Class	(1,354,899)	(2,240,800)
Institutional Class	(113,427)	(90,848)
A Class	(784,624)	(1,581,590)
B Class	(15,618)	(33,373)
C Class	(187,801)	(371,971)
R Class	(24,884)	(32,794)
From net realized gains:
Investor Class	—	(659,110)
Institutional Class	—	(23,330)
A Class	—	(433,389)
B Class	—	(10,576)
C Class	—	(134,782)
R Class	—	(9,557)
Decrease in net assets from distributions	(2,481,253)	(5,622,120)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	31,569,395	51,035,451

Net increase (decrease) in net assets	36,195,077	50,585,885

Net Assets
Beginning of period	136,174,531	85,588,646
End of period	$172,369,608	$136,174,531

Accumulated undistributed net investment income (loss)	$(122,494)	$90,432

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income. The fund pursues its objectives by investing at least 65% of its assets in investment-grade, non-money market debt securities and up to 35% of its assets in high-yield and/or emerging markets debt securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3425% to 0.4600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.65% for the Investor Class, A Class, B Class, C Class and R Class and 0.45% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and  C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $79,758,159, of which $56,771,011 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $54,475,079, of which $38,282,191 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,049,662	$33,269,503	7,576,868	$82,130,764
Issued in reinvestment of distributions	114,408	1,247,719	241,061	2,600,347
Redeemed	(1,645,103)	(17,869,442)	(4,485,826)	(48,263,672)
	1,518,967	16,647,780	3,332,103	36,467,439
Institutional Class
Sold	433,810	4,669,637	218,228	2,381,854
Issued in reinvestment of distributions	10,522	113,427	10,560	113,850
Redeemed	(48,478)	(531,158)	(139,024)	(1,500,814)
	395,854	4,251,906	89,764	994,890
A Class
Sold	2,117,151	23,107,416	3,213,951	34,773,831
Issued in reinvestment of distributions	66,889	729,603	173,510	1,870,890
Redeemed	(1,163,875)	(12,641,369)	(2,640,837)	(28,492,430)
	1,020,165	11,195,650	746,624	8,152,291
B Class
Sold	3,366	37,013	12,717	137,768
Issued in reinvestment of distributions	1,359	14,788	3,871	41,679
Redeemed	(78,757)	(869,756)	(13,408)	(145,583)
	(74,032)	(817,955)	3,180	33,864
C Class
Sold	265,687	2,902,413	963,043	10,412,130
Issued in reinvestment of distributions	11,380	124,006	28,397	305,745
Redeemed	(280,222)	(3,045,113)	(568,503)	(6,133,279)
	(3,155)	(18,694)	422,937	4,584,596
R Class
Sold	35,322	381,044	119,219	1,291,902
Issued in reinvestment of distributions	2,306	24,884	3,909	42,150
Redeemed	(8,730)	(95,220)	(48,937)	(531,681)
	28,898	310,708	74,191	802,371
Net increase (decrease)	2,886,697	$31,569,395	4,668,799	$51,035,451

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$58,002,894	—
U.S. Government Agency Mortgage-Backed Securities	—	46,742,164	—
U.S. Treasury Securities	—	26,208,088	—
Commercial Mortgage-Backed Securities	—	12,438,085	—
Collateralized Mortgage Obligations	—	8,281,295	—
Sovereign Governments and Agencies	—	6,974,265	—
U.S. Government Agency Securities	—	3,906,996	—
Municipal Securities	—	3,342,391	—
Asset-Backed Securities	—	359,546	—
Temporary Cash Investments	$5,371,830	7,278,348	—
Total Value of Investment Securities	$5,371,830	$173,534,072	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$383,444	—
Swap Agreements	—	47,545	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$430,989

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. During the six months ended September 30, 2011, the fund participated in credit default swap agreements to buy and sell protection. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

Value of Derivative Instruments as of September 30, 2011

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$2,695	Swap agreements	$7,252
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	383,444	Unrealized loss on forward foreign currency exchange contracts	—
		$386,139		$7,252

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$33,207	Change in net unrealized appreciation (depreciation) on swap agreements	$(58,772)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(252,058)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	517,945
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	230,922	Change in net unrealized appreciation (depreciation) on futures contracts	2,727
		$12,071		$461,900

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$173,205,783
Gross tax appreciation of investments	$6,676,504
Gross tax depreciation of investments	(976,385)
Net tax appreciation (depreciation) of investments	$5,700,119

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.68	0.18	0.35	0.53	(0.19)	—	(0.19)	$11.02	5.02%	0.66%(4)	3.23%(4)	39%	$89,448
2011	$10.58	0.35	0.22	0.57	(0.38)	(0.09)	(0.47)	$10.68	5.42%	0.66%	3.26%	96%	$70,442
2010	$10.07	0.42	0.59	1.01	(0.43)	(0.07)	(0.50)	$10.58	10.22%	0.66%	3.99%	131%	$34,569
2009	$10.48	0.43	(0.12)	0.31	(0.50)	(0.22)	(0.72)	$10.07	3.28%	0.67%	4.17%	255%	$7,555
2008	$9.96	0.45	0.51	0.96	(0.44)	—	(0.44)	$10.48	9.88%	0.67%	4.46%	232%	$5,830
2007(5)	$10.00	0.14	(0.03)	0.11	(0.15)	—	(0.15)	$9.96	1.04%	0.67%(4)	4.44%(4)	133%	$4,211
Institutional Class
2011(3)	$10.67	0.19	0.36	0.55	(0.20)	—	(0.20)	$11.02	5.22%	0.46%(4)	3.43%(4)	39%	$7,088
2011	$10.58	0.37	0.21	0.58	(0.40)	(0.09)	(0.49)	$10.67	5.53%	0.46%	3.46%	96%	$2,642
2010	$10.07	0.43	0.61	1.04	(0.46)	(0.07)	(0.53)	$10.58	10.44%	0.46%	4.19%	131%	$1,669
2009	$10.48	0.45	(0.12)	0.33	(0.52)	(0.22)	(0.74)	$10.07	3.48%	0.47%	4.37%	255%	$4,802
2008	$9.96	0.47	0.51	0.98	(0.46)	—	(0.46)	$10.48	10.10%	0.47%	4.66%	232%	$4,638
2007(5)	$10.00	0.15	(0.04)	0.11	(0.15)	—	(0.15)	$9.96	1.11%	0.47%(4)	4.64%(4)	133%	$4,214

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2011(3)	$10.67	0.16	0.37	0.53	(0.18)	—	(0.18)	$11.02	4.98%	0.91%(4)	2.98%(4)	39%	$58,131
2011	$10.58	0.33	0.20	0.53	(0.35)	(0.09)	(0.44)	$10.67	5.06%	0.91%	3.01%	96%	$45,424
2010	$10.07	0.39	0.60	0.99	(0.41)	(0.07)	(0.48)	$10.58	9.95%	0.91%	3.74%	131%	$37,131
2009	$10.48	0.39	(0.10)	0.29	(0.48)	(0.22)	(0.70)	$10.07	3.02%	0.92%	3.92%	255%	$25,863
2008	$9.96	0.42	0.51	0.93	(0.41)	—	(0.41)	$10.48	9.61%	0.92%	4.21%	232%	$6,415
2007(5)	$10.00	0.14	(0.04)	0.10	(0.14)	—	(0.14)	$9.96	0.96%	0.92%(4)	4.19%(4)	133%	$4,207
B Class
2011(3)	$10.67	0.12	0.37	0.49	(0.14)	—	(0.14)	$11.02	4.59%	1.66%(4)	2.23%(4)	39%	$532
2011	$10.58	0.25	0.20	0.45	(0.27)	(0.09)	(0.36)	$10.67	4.28%	1.66%	2.26%	96%	$1,306
2010	$10.07	0.31	0.60	0.91	(0.33)	(0.07)	(0.40)	$10.58	9.13%	1.66%	2.99%	131%	$1,261
2009	$10.48	0.33	(0.12)	0.21	(0.40)	(0.22)	(0.62)	$10.07	2.25%	1.67%	3.17%	255%	$1,926
2008	$9.96	0.35	0.51	0.86	(0.34)	—	(0.34)	$10.48	8.80%	1.67%	3.46%	232%	$4,614
2007(5)	$10.00	0.11	(0.04)	0.07	(0.11)	—	(0.11)	$9.96	0.71%	1.67%(4)	3.44%(4)	133%	$4,197
C Class
2011(3)	$10.67	0.12	0.37	0.49	(0.14)	—	(0.14)	$11.02	4.59%	1.66%(4)	2.23%(4)	39%	$15,450
2011	$10.58	0.25	0.20	0.45	(0.27)	(0.09)	(0.36)	$10.67	4.28%	1.66%	2.26%	96%	$15,002
2010	$10.07	0.31	0.60	0.91	(0.33)	(0.07)	(0.40)	$10.58	9.13%	1.66%	2.99%	131%	$10,397
2009	$10.48	0.32	(0.11)	0.21	(0.40)	(0.22)	(0.62)	$10.07	2.25%	1.67%	3.17%	255%	$10,080
2008	$9.96	0.35	0.51	0.86	(0.34)	—	(0.34)	$10.48	8.80%	1.67%	3.46%	232%	$6,074
2007(5)	$10.00	0.11	(0.04)	0.07	(0.11)	—	(0.11)	$9.96	0.71%	1.67%(4)	3.44%(4)	133%	$4,197

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(3)	$10.67	0.15	0.36	0.51	(0.16)	—	(0.16)	$11.02	4.85%	1.16%(4)	2.73%(4)	39%	$1,721
2011	$10.58	0.30	0.21	0.51	(0.33)	(0.09)	(0.42)	$10.67	4.80%	1.16%	2.76%	96%	$1,359
2010	$10.07	0.36	0.60	0.96	(0.38)	(0.07)	(0.45)	$10.58	9.68%	1.16%	3.49%	131%	$562
2009	$10.48	0.38	(0.12)	0.26	(0.45)	(0.22)	(0.67)	$10.07	2.76%	1.17%	3.67%	255%	$2,699
2008	$9.96	0.40	0.51	0.91	(0.39)	—	(0.39)	$10.48	9.34%	1.17%	3.96%	232%	$4,595
2007(5)	$10.00	0.13	(0.04)	0.09	(0.13)	—	(0.13)	$9.96	0.88%	1.17%(4)	3.94%(4)	133%	$4,204

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	November 30, 2006 (fund inception) through March 31, 2007.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73682   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

NT Diversified Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	25
Statement of Operations	26
Statement of Changes in Net Assets	27
Notes to Financial Statements	28
Financial Highlights	34
Approval of Management Agreement	35
Additional Information	40

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLDX	5.65%	4.53%	6.80%	7.11%	5/12/06
Barclays Capital U.S. Aggregate Bond Index	—	6.20%	5.26%	6.53%	6.76%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.41%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	5.1 years
Weighted Average Life	7.0 years

30-Day SEC Yield
Institutional Class	2.58%

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	29.7%
Corporate Bonds	29.0%
U.S. Treasury Securities	20.9%
Commercial Mortgage-Backed Securities	6.6%
Collateralized Mortgage Obligations	5.0%
Sovereign Governments and Agencies	5.0%
U.S. Government Agency Securities	3.6%
Municipal Securities	1.9%
Asset-Backed Securities	0.4%
Temporary Cash Investments	3.7%
Other Assets and Liabilities	(5.8)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,056.50	$2.11	0.41%
Hypothetical
Institutional Class	$1,000	$1,022.95	$2.07	0.41%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 29.7%
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.3%
FHLMC, 6.50%, 12/1/12(2)	$ 169	$ 175
FHLMC, 6.00%, 1/1/13(2)	619	671
FHLMC, 7.00%, 11/1/13(2)	639	672
FHLMC, 7.00%, 6/1/14(2)	1,728	1,833
FHLMC, 6.50%, 6/1/16(2)	7,715	8,456
FHLMC, 6.50%, 6/1/16(2)	3,794	4,151
FHLMC, 5.00%, 4/1/19	2,822,808	3,029,582
FHLMC, 7.00%, 9/1/27(2)	977	1,124
FHLMC, 6.50%, 1/1/28(2)	1,715	1,947
FHLMC, 7.00%, 2/1/28(2)	268	309
FHLMC, 6.50%, 3/1/29(2)	9,696	11,005
FHLMC, 6.50%, 6/1/29(2)	6,991	7,935
FHLMC, 7.00%, 8/1/29(2)	1,158	1,336
FHLMC, 7.50%, 8/1/29(2)	2,910	3,391
FHLMC, 6.50%, 5/1/31(2)	128	144
FHLMC, 6.50%, 5/1/31(2)	5,407	6,117
FHLMC, 6.50%, 6/1/31(2)	264	299
FHLMC, 6.50%, 6/1/31(2)	2,670	3,021
FHLMC, 6.50%, 6/1/31	94	106
FHLMC, 6.50%, 6/1/31(2)	1,018	1,152
FHLMC, 5.50%, 12/1/33(2)	142,087	154,839
FHLMC, 5.50%, 1/1/38(2)	1,851,310	2,013,705
FHLMC, 6.00%, 2/1/38	3,713,682	4,080,060
FHLMC, 5.50%, 4/1/38(2)	1,517,790	1,647,608
FHLMC, 6.00%, 5/1/38	2,217,288	2,464,446
FHLMC, 6.00%, 8/1/38	167,390	184,061
FHLMC, 5.50%, 9/1/38	7,364,425	8,080,615
FHLMC, 4.00%, 4/1/41	8,511,782	8,973,724
FHLMC, 6.50%, 7/1/47(2)	22,262	24,512
FNMA, 3.50%, 10/13/11(3)	8,500,000	8,740,391
FNMA, 4.50%, 10/13/11(3)	5,000,000	5,307,031
FNMA, 5.00%, 10/13/11(3)	11,000,000	11,833,596
FNMA, 6.00%, 10/13/11(3)	3,900,000	4,278,423
FNMA, 6.50%, 10/13/11(3)	1,304,000	1,437,457
FNMA, 6.00%, 5/1/13(2)	673	730
FNMA, 6.00%, 5/1/13(2)	201	219
FNMA, 6.00%, 7/1/13(2)	1,979	2,147
FNMA, 6.00%, 12/1/13(2)	2,419	2,624
FNMA, 6.00%, 1/1/14(2)	1,767	1,918
FNMA, 6.00%, 2/1/14(2)	2,582	2,802
FNMA, 6.00%, 4/1/14(2)	3,377	3,664
FNMA, 5.50%, 12/1/16(2)	35,039	38,026
FNMA, 5.50%, 12/1/16(2)	14,087	15,287
FNMA, 9.50%, 7/25/19(2)	1,848	2,133
FNMA, 6.50%, 1/1/26(2)	5,876	6,530
FNMA, 7.00%, 12/1/27(2)	933	1,073
FNMA, 6.50%, 1/1/28(2)	635	720
FNMA, 7.50%, 4/1/28(2)	2,858	3,328
FNMA, 7.00%, 5/1/28(2)	4,339	4,996
FNMA, 7.00%, 6/1/28(2)	447	515
FNMA, 6.50%, 1/1/29(2)	1,384	1,568
FNMA, 6.50%, 4/1/29(2)	3,751	4,250
FNMA, 7.00%, 7/1/29(2)	4,233	4,878
FNMA, 7.50%, 7/1/29(2)	7,755	9,064
FNMA, 7.50%, 8/1/30(2)	4,675	5,472
FNMA, 7.50%, 9/1/30(2)	2,948	3,443
FNMA, 5.00%, 7/1/31	8,550,678	9,218,522
FNMA, 7.00%, 9/1/31(2)	12,965	14,953
FNMA, 6.50%, 1/1/32(2)	8,191	9,239
FNMA, 7.00%, 6/1/32(2)	83,275	95,942
FNMA, 6.50%, 8/1/32	27,821	31,380
FNMA, 5.50%, 6/1/33(2)	135,446	148,068
FNMA, 5.50%, 7/1/33(2)	723,665	791,102
FNMA, 5.50%, 8/1/33(2)	161,993	177,089
FNMA, 5.50%, 9/1/33(2)	246,618	269,599
FNMA, 5.00%, 11/1/33(2)	1,433,067	1,549,026
FNMA, 5.50%, 1/1/34(2)	304,747	333,525
FNMA, 5.50%, 12/1/34	1,053,788	1,151,329
FNMA, 4.50%, 1/1/35	721,369	771,677
FNMA, 5.00%, 8/1/35(2)	870,279	939,747
FNMA, 4.50%, 9/1/35(2)	925,547	987,202
FNMA, 5.00%, 2/1/36(2)	5,567,354	6,011,757
FNMA, 5.50%, 7/1/36(2)	444,586	484,557
FNMA, 5.50%, 2/1/37(2)	198,082	215,891
FNMA, 6.00%, 4/1/37	880,791	980,072
FNMA, 6.00%, 7/1/37	3,089,824	3,438,105
FNMA, 6.00%, 8/1/37	2,970,645	3,305,493
FNMA, 6.50%, 8/1/37	303,399	331,827
FNMA, 6.00%, 9/1/37	3,615,538	3,974,493
FNMA, 6.00%, 11/1/37	1,076,096	1,197,393
FNMA, 5.50%, 2/1/38	7,077,938	7,722,030
FNMA, 5.50%, 2/1/38(2)	1,584,964	1,722,757
FNMA, 5.50%, 6/1/38	2,722,316	2,976,002
FNMA, 5.00%, 1/1/39	1,732,416	1,884,778

7

Principal Amount	Value
FNMA, 4.50%, 2/1/39	$ 4,499,502	$ 4,785,174
FNMA, 5.50%, 3/1/39	9,809,742	10,674,838
FNMA, 4.50%, 4/1/39	1,705,925	1,839,289
FNMA, 4.50%, 5/1/39	3,915,746	4,221,868
FNMA, 4.50%, 6/1/39	2,748,068	2,941,435
FNMA, 5.00%, 8/1/39	2,456,807	2,672,878
FNMA, 4.50%, 9/1/39	4,391,532	4,734,849
FNMA, 4.50%, 10/1/39	4,835,808	5,213,858
FNMA, 5.00%, 4/1/40	8,324,797	8,971,096
FNMA, 5.00%, 4/1/40	3,728,829	4,101,051
FNMA, 4.00%, 10/1/40	4,470,190	4,719,263
FNMA, 4.50%, 11/1/40	4,055,334	4,340,686
FNMA, 4.00%, 12/1/40	5,890,959	6,195,264
FNMA, 4.50%, 7/1/41	9,915,321	10,578,925
FNMA, 6.50%, 6/1/47(2)	31,368	34,238
FNMA, 6.50%, 8/1/47(2)	81,524	88,984
FNMA, 6.50%, 8/1/47(2)	126,902	138,515
FNMA, 6.50%, 9/1/47(2)	142,370	155,398
FNMA, 6.50%, 9/1/47(2)	9,110	9,944
FNMA, 6.50%, 9/1/47(2)	77,039	84,089
FNMA, 6.50%, 9/1/47(2)	37,096	40,490
FNMA, 6.50%, 9/1/47(2)	57,681	62,959
GNMA, 4.50%, 10/20/11(3)	4,000,000	4,349,375
GNMA, 7.00%, 11/15/22(2)	4,755	5,446
GNMA, 7.00%, 4/20/26(2)	853	988
GNMA, 7.50%, 8/15/26(2)	1,645	1,920
GNMA, 8.00%, 8/15/26(2)	927	1,093
GNMA, 7.50%, 5/15/27(2)	2,255	2,638
GNMA, 8.00%, 6/15/27(2)	1,778	2,105
GNMA, 7.50%, 11/15/27(2)	243	284
GNMA, 7.00%, 2/15/28(2)	570	664
GNMA, 7.50%, 2/15/28(2)	850	996
GNMA, 6.50%, 3/15/28(2)	1,659	1,919
GNMA, 7.00%, 4/15/28(2)	287	335
GNMA, 6.50%, 5/15/28(2)	4,456	5,153
GNMA, 7.00%, 12/15/28(2)	1,287	1,500
GNMA, 7.00%, 5/15/31(2)	7,925	9,250
GNMA, 6.00%, 7/15/33	2,173,877	2,435,152
GNMA, 4.50%, 8/15/33	3,628,838	3,974,809
GNMA, 5.00%, 3/20/36	582,727	644,180
GNMA, 5.00%, 4/20/36	1,360,789	1,502,169
GNMA, 5.00%, 5/20/36	1,863,157	2,056,730
GNMA, 5.50%, 1/15/39	2,288,574	2,551,834
GNMA, 6.00%, 1/20/39	266,905	297,596
GNMA, 6.00%, 2/20/39	1,473,274	1,642,684
GNMA, 4.50%, 6/15/39	8,898,570	9,714,279
GNMA, 5.50%, 9/15/39	397,055	440,495
GNMA, 5.00%, 10/15/39	4,267,672	4,716,076
GNMA, 5.00%, 8/20/40	8,762,055	9,639,535
GNMA, 4.00%, 11/20/40	10,961,940	11,755,676
GNMA, 4.00%, 12/15/40	3,938,109	4,222,646
GNMA, 4.50%, 6/15/41	2,997,756	3,279,813
		253,015,267
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC, VRN, 3.54%, 10/15/11	1,466,524	1,542,154
FHLMC, VRN, 3.70%, 10/15/11	1,226,394	1,279,378
		2,821,532
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $247,237,563)		255,836,799
Corporate Bonds — 29.0%
AEROSPACE AND DEFENSE — 0.6%
L-3 Communications Corp., 5.20%, 10/15/19(2)	60,000	63,490
Lockheed Martin Corp., 7.65%, 5/1/16(2)	220,000	270,713
Lockheed Martin Corp., 4.25%, 11/15/19(2)	1,100,000	1,199,639
Lockheed Martin Corp., 4.85%, 9/15/41(2)	600,000	635,661
Northrop Grumman Corp., 3.70%, 8/1/14(2)	170,000	180,649
Raytheon Co., 4.40%, 2/15/20(2)	490,000	533,421
United Technologies Corp., 6.125%, 2/1/19(2)	410,000	504,120
United Technologies Corp., 6.05%, 6/1/36(2)	230,000	293,397
United Technologies Corp., 5.70%, 4/15/40(2)	1,180,000	1,448,461
		5,129,551
AUTOMOBILES — 0.5%
American Honda Finance Corp., 2.375%, 3/18/13(2)(4)	430,000	436,175
American Honda Finance Corp., 2.50%, 9/21/15(2)(4)	1,090,000	1,103,660
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	950,000	928,255
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(2)	150,000	157,910
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(2)	530,000	534,740

8

Principal Amount	Value
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	$ 850,000	$ 848,231
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(4)	290,000	295,748
		4,304,719
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	2,120,000	2,760,293
Coca-Cola Co. (The), 1.80%, 9/1/16(2)(4)	770,000	773,672
Diageo Capital plc, 5.20%, 1/30/13(2)	280,000	295,285
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	210,000	217,201
PepsiCo, Inc., 4.875%, 11/1/40(2)	160,000	184,625
SABMiller plc, 5.50%, 8/15/13(2)(4)	250,000	268,397
		4,499,473
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	400,000	477,511
Amgen, Inc., 4.10%, 6/15/21(2)	430,000	464,484
		941,995
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	350,000	388,040
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	1,830,000	2,081,976
Jefferies Group, Inc., 5.125%, 4/13/18	700,000	657,118
Jefferies Group, Inc., 6.875%, 4/15/21	50,000	52,093
		3,179,227
CHEMICALS — 0.4%
CF Industries, Inc., 6.875%, 5/1/18	660,000	738,375
CF Industries, Inc., 7.125%, 5/1/20	350,000	399,438
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	740,000	817,880
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	890,000	877,906
Mosaic Co. (The), 7.625%, 12/1/16(2)(4)	315,000	330,369
Rohm & Haas Co., 5.60%, 3/15/13(2)	130,000	137,340
		3,301,308
COMMERCIAL BANKS — 2.1%
Bank of America N.A., 5.30%, 3/15/17	1,220,000	1,103,878
Barclays Bank plc, 5.00%, 9/22/16(2)	560,000	562,234
BB&T Corp., 5.70%, 4/30/14(2)	250,000	273,136
BB&T Corp., 3.20%, 3/15/16	750,000	767,269
Capital One Financial Corp., 4.75%, 7/15/21	390,000	391,977
Fifth Third Bancorp, 6.25%, 5/1/13(2)	720,000	762,699
Fifth Third Capital Trust IV, 6.50%, 4/15/67(2)	420,000	401,142
HSBC Bank plc, 3.50%, 6/28/15(2)(4)	780,000	792,594
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	130,000	147,589
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(2)	1,470,000	1,557,153
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)	690,000	746,252
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	1,200,000	1,247,856
National Australia Bank Ltd., 2.75%, 9/28/15(2)(4)	290,000	293,742
Northern Trust Co. (The), 6.50%, 8/15/18	430,000	510,855
PNC Funding Corp., 3.625%, 2/8/15(2)	420,000	441,140
PNC Funding Corp., 4.25%, 9/21/15(2)	200,000	216,276
PNC Funding Corp., 4.375%, 8/11/20(2)	230,000	239,254
Royal Bank of Canada, 2.30%, 7/20/16	590,000	597,554
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	860,000	809,959
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	1,570,000	1,503,614
SunTrust Bank, 7.25%, 3/15/18(2)	100,000	116,546
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	196,000	199,047
Toronto-Dominion Bank (The), 2.50%, 7/14/16	460,000	473,003
U.S. Bancorp., 3.442%, 2/1/16	450,000	457,481
Wachovia Bank N.A., 4.80%, 11/1/14(2)	339,000	362,152
Wachovia Bank N.A., 4.875%, 2/1/15(2)	198,000	208,698

9

Principal Amount	Value
Wells Fargo & Co., 4.375%, 1/31/13(2)	$ 700,000	$ 726,623
Wells Fargo & Co., 3.676%, 6/15/16(2)	560,000	583,755
Wells Fargo & Co., 5.625%, 12/11/17(2)	860,000	974,670
Wells Fargo & Co., 4.60%, 4/1/21(2)	380,000	407,566
Wells Fargo Bank N.A., Series AI, 4.75%, 2/9/15(2)	310,000	323,431
Westpac Banking Corp., 3.00%, 8/4/15(2)	340,000	346,691
		18,545,836
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Corrections Corp. of America, 6.25%, 3/15/13	470,000	471,175
Corrections Corp. of America, 7.75%, 6/1/17(2)	550,000	583,687
Republic Services, Inc., 3.80%, 5/15/18(2)	270,000	281,475
Republic Services, Inc., 5.50%, 9/15/19(2)	1,233,000	1,411,546
Republic Services, Inc., 5.70%, 5/15/41(2)	50,000	57,010
Waste Management, Inc., 4.75%, 6/30/20(2)	360,000	392,639
Waste Management, Inc., 6.125%, 11/30/39(2)	280,000	341,566
		3,539,098
COMMUNICATIONS EQUIPMENT — 0.2%
American Tower Corp., 4.625%, 4/1/15(2)	860,000	913,057
Cisco Systems, Inc., 5.90%, 2/15/39	455,000	549,980
		1,463,037
CONSUMER FINANCE — 0.8%
American Express Centurion Bank, 6.00%, 9/13/17(2)	950,000	1,068,317
American Express Co., 7.25%, 5/20/14(2)	730,000	828,173
American Express Credit Corp., 2.80%, 9/19/16	570,000	568,216
American Express Credit Corp., MTN, 2.75%, 9/15/15(2)	530,000	533,394
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	400,000	472,450
Credit Suisse (New York), 5.50%, 5/1/14(2)	590,000	624,330
Credit Suisse (New York), 6.00%, 2/15/18(2)	600,000	610,273
HSBC Finance Corp., 4.75%, 7/15/13(2)	200,000	206,875
John Deere Capital Corp., MTN, 4.90%, 9/9/13(2)	250,000	268,753
PNC Bank N.A., 6.00%, 12/7/17(2)	310,000	341,315
SLM Corp., 5.00%, 10/1/13(2)	640,000	626,843
SLM Corp., 6.25%, 1/25/16(2)	570,000	560,306
		6,709,245
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(2)	330,000	348,150
Ball Corp., 6.75%, 9/15/20(2)	640,000	665,600
		1,013,750
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Bank of America Corp., 4.50%, 4/1/15(2)	680,000	645,282
Bank of America Corp., 3.75%, 7/12/16	640,000	583,273
Bank of America Corp., 6.50%, 8/1/16(2)	2,250,000	2,238,003
Bank of America Corp., 5.75%, 12/1/17(2)	490,000	460,483
Bank of America Corp., 5.625%, 7/1/20(2)	800,000	739,029
BNP Paribas, 3.60%, 2/23/16(2)	280,000	275,993
Citigroup, Inc., 6.00%, 12/13/13(2)	1,060,000	1,114,099
Citigroup, Inc., 6.01%, 1/15/15(2)	2,420,000	2,575,001
Citigroup, Inc., 4.75%, 5/19/15	210,000	215,481
Citigroup, Inc., 6.125%, 5/15/18(2)	2,560,000	2,752,458
Citigroup, Inc., 8.50%, 5/22/19(2)	160,000	193,746
Citigroup, Inc., 5.375%, 8/9/20	100,000	103,922
Citigroup, Inc., 8.125%, 7/15/39(2)	350,000	421,760
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	270,000	279,167
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	490,000	500,647
General Electric Capital Corp., 3.75%, 11/14/14(2)	1,500,000	1,567,755
General Electric Capital Corp., 2.25%, 11/9/15(2)	710,000	702,906
General Electric Capital Corp., 5.625%, 9/15/17(2)	250,000	274,792
General Electric Capital Corp., 4.375%, 9/16/20(2)	1,900,000	1,939,623

10

Principal Amount	Value
General Electric Capital Corp., 4.625%, 1/7/21(2)	$ 770,000	$ 801,795
General Electric Capital Corp., 5.30%, 2/11/21(2)	310,000	322,637
General Electric Capital Corp., MTN, 6.875%, 1/10/39(2)	350,000	403,997
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	840,000	868,240
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	520,000	509,841
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	2,180,000	2,125,764
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	2,070,000	2,315,784
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	650,000	647,407
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	360,000	352,061
HSBC Holdings plc, 5.10%, 4/5/21	550,000	568,235
HSBC Holdings plc, 6.80%, 6/1/38(2)	230,000	231,187
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37(2)	430,000	433,825
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	310,000	318,037
JPMorgan Chase & Co., 3.45%, 3/1/16	1,730,000	1,739,956
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	2,550,000	2,846,369
Morgan Stanley, 4.20%, 11/20/14(2)	920,000	900,801
Morgan Stanley, 6.00%, 4/28/15(2)	1,000,000	996,537
Morgan Stanley, 6.625%, 4/1/18(2)	970,000	964,504
Morgan Stanley, 7.30%, 5/13/19	560,000	578,570
Morgan Stanley, 5.625%, 9/23/19(2)	750,000	705,496
Morgan Stanley, 5.50%, 7/24/20(2)	610,000	554,133
Morgan Stanley, 5.75%, 1/25/21(2)	700,000	646,033
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	320,000	314,437
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	1,250,000	1,288,954
		39,018,020
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc., 6.70%, 11/15/13(2)	770,000	855,902
AT&T, Inc., 5.10%, 9/15/14(2)	100,000	109,945
AT&T, Inc., 3.875%, 8/15/21(2)	980,000	1,011,719
AT&T, Inc., 6.80%, 5/15/36(2)	195,000	236,260
AT&T, Inc., 6.55%, 2/15/39(2)	1,430,000	1,703,616
British Telecommunications plc, 5.15%, 1/15/13(2)	325,000	340,022
British Telecommunications plc, 5.95%, 1/15/18(2)	1,220,000	1,359,861
CenturyLink, Inc., 6.15%, 9/15/19(2)	620,000	576,353
CenturyLink, Inc., Series P, 7.60%, 9/15/39(2)	290,000	262,072
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	160,000	214,370
France Telecom SA, 4.375%, 7/8/14(2)	540,000	576,835
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	600,000	597,697
Telecom Italia Capital SA, 6.999%, 6/4/18(2)	525,000	527,282
Telefonica Emisiones SAU, 5.877%, 7/15/19(2)	400,000	393,672
Telefonica Emisiones SAU, 5.462%, 2/16/21	910,000	866,852
Verizon Communications, Inc., 6.10%, 4/15/18(2)	395,000	472,166
Verizon Communications, Inc., 8.75%, 11/1/18(2)	670,000	899,424
Verizon Communications, Inc., 7.35%, 4/1/39(2)	500,000	678,547
Windstream Corp., 7.875%, 11/1/17(2)	950,000	966,625
		12,649,220
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	950,000	959,500
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	790,000	874,925
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	710,000	695,800
		1,570,725

11

Principal Amount	Value
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(2)	$ 440,000	$ 447,515
Pride International, Inc., 6.875%, 8/15/20(2)	100,000	115,733
Transocean, Inc., 6.50%, 11/15/20(2)	300,000	328,361
Weatherford International Ltd., 9.625%, 3/1/19(2)	600,000	777,117
		1,668,726
FOOD AND STAPLES RETAILING — 0.6%
Delhaize Group SA, 5.875%, 2/1/14(2)	810,000	883,226
Delhaize Group SA, 6.50%, 6/15/17(2)	150,000	175,675
Kroger Co. (The), 5.00%, 4/15/13(2)	350,000	368,025
Kroger Co. (The), 6.40%, 8/15/17(2)	530,000	629,679
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	235,000	289,321
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	140,000	181,661
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	410,000	502,070
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	1,082,664
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	510,000	586,846
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	700,000	868,298
		5,567,465
FOOD PRODUCTS — 0.6%
General Mills, Inc., 5.25%, 8/15/13(2)	880,000	949,409
Kellogg Co., 4.45%, 5/30/16(2)	320,000	357,255
Kraft Foods, Inc., 6.00%, 2/11/13(2)	200,000	211,943
Kraft Foods, Inc., 6.125%, 2/1/18(2)	560,000	658,871
Kraft Foods, Inc., 5.375%, 2/10/20(2)	1,600,000	1,816,198
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	395,000	414,640
Mead Johnson Nutrition Co., 5.90%, 11/1/39(2)	390,000	464,112
Tyson Foods, Inc., 6.85%, 4/1/16(2)	300,000	327,750
		5,200,178
GAS UTILITIES — 1.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	160,000	183,315
El Paso Corp., 7.25%, 6/1/18(2)	900,000	1,012,034
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21(2)	500,000	504,117
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	540,000	631,263
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	220,000	234,790
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	490,000	503,890
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	420,000	439,170
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	980,000	1,139,908
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	440,000	474,903
Enterprise Products Operating LLC, 5.70%, 2/15/42	400,000	423,563
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	510,000	603,877
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	550,000	597,959
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	620,000	669,935
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	560,000	663,482
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	400,000	421,529
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	760,000	972,379
TransCanada PipeLines Ltd., 3.80%, 10/1/20	280,000	296,311
Williams Partners LP, 4.125%, 11/15/20(2)	330,000	328,525
		10,100,950
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(2)	350,000	366,170
Covidien International Finance SA, 1.875%, 6/15/13(2)	500,000	507,304
		873,474

12

Principal Amount	Value
HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Express Scripts, Inc., 5.25%, 6/15/12(2)	$ 870,000	$ 893,487
Express Scripts, Inc., 7.25%, 6/15/19(2)	1,490,000	1,831,849
HCA, Inc., 7.875%, 2/15/20(2)	1,270,000	1,320,800
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	1,136,000	1,243,879
Universal Health Services, Inc., 7.125%, 6/30/16(2)	630,000	663,075
WellPoint, Inc., 5.80%, 8/15/40(2)	210,000	247,878
		6,200,968
HOTELS, RESTAURANTS AND LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20(2)	300,000	323,742
McDonald’s Corp., 5.35%, 3/1/18(2)	270,000	322,795
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	700,000	733,420
		1,379,957
HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	465,000	477,049
HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	760,000	806,550
INDUSTRIAL CONGLOMERATES — 0.2%
Danaher Corp., 3.90%, 6/23/21	650,000	701,568
General Electric Co., 5.00%, 2/1/13(2)	652,000	683,132
General Electric Co., 5.25%, 12/6/17(2)	750,000	835,072
		2,219,772
INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	992,774
American International Group, Inc., 3.65%, 1/15/14	230,000	224,450
American International Group, Inc., 5.85%, 1/16/18	1,470,000	1,461,552
American International Group, Inc., 8.25%, 8/15/18(2)	230,000	255,876
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	435,000	458,027
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	193,386
CNA Financial Corp., 5.75%, 8/15/21	480,000	485,941
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(4)(5)	300,000	297,000
Genworth Financial, Inc., 7.20%, 2/15/21(2)	230,000	195,780
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	570,000	574,153
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	470,000	486,958
International Lease Finance Corp., 5.75%, 5/15/16(2)	570,000	507,417
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(4)	387,000	368,886
Lincoln National Corp., 6.25%, 2/15/20(2)	620,000	653,584
MetLife, Inc., 6.75%, 6/1/16(2)	1,060,000	1,221,111
MetLife, Inc., 5.70%, 6/15/35(2)	290,000	311,787
Prudential Financial, Inc., 7.375%, 6/15/19(2)	660,000	775,438
Prudential Financial, Inc., 5.375%, 6/21/20(2)	480,000	505,220
Prudential Financial, Inc., 5.40%, 6/13/35(2)	100,000	93,690
Prudential Financial, Inc., 5.625%, 5/12/41(2)	290,000	276,661
Prudential Financial, Inc., MTN, 3.625%, 9/17/12(2)	300,000	305,101
Prudential Financial, Inc., MTN, 6.20%, 11/15/40(2)	170,000	175,666
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/41(2)(4)	540,000	489,544
		11,310,002
INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(2)	170,000	169,550
Google, Inc., 2.125%, 5/19/16(2)	520,000	536,625
		706,175
IT SERVICES — 0.2%
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,768,601
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16(2)	590,000	599,319
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(2)	480,000	601,277

13

Principal Amount	Value
MEDIA — 2.9%
CBS Corp., 4.30%, 2/15/21(2)	$ 620,000	$ 625,496
Comcast Corp., 5.90%, 3/15/16(2)	1,810,000	2,074,041
Comcast Corp., 6.50%, 11/15/35(2)	660,000	765,362
Comcast Corp., 6.40%, 5/15/38(2)	860,000	995,827
CSC Holdings LLC, 6.75%, 4/15/12(2)	102,000	104,040
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	560,000	607,401
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	880,000	918,954
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	1,740,000	1,846,618
Discovery Communications LLC, 5.625%, 8/15/19(2)	490,000	556,168
Discovery Communications LLC, 4.375%, 6/15/21(2)	770,000	798,374
DISH DBS Corp., 7.00%, 10/1/13(2)	200,000	208,500
DISH DBS Corp., 7.125%, 2/1/16(2)	250,000	254,375
DISH DBS Corp., 6.75%, 6/1/21(2)(4)	730,000	700,800
Embarq Corp., 7.082%, 6/1/16(2)	82,000	85,017
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	840,000	959,700
Lamar Media Corp., 9.75%, 4/1/14(2)	420,000	465,150
NBCUniversal Media LLC, 5.15%, 4/30/20(2)	670,000	736,972
NBCUniversal Media LLC, 4.375%, 4/1/21	1,100,000	1,133,704
News America, Inc., 4.50%, 2/15/21(2)	650,000	655,210
News America, Inc., 6.90%, 8/15/39(2)	710,000	813,203
Omnicom Group, Inc., 4.45%, 8/15/20(2)	670,000	678,097
Qwest Corp., 8.875%, 3/15/12(2)	190,000	196,887
Qwest Corp., 7.50%, 10/1/14(2)	120,000	130,200
SBA Telecommunications, Inc., 8.00%, 8/15/16(2)	250,000	263,125
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	400,000	422,000
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	1,730,000	2,018,021
Time Warner Cable, Inc., 4.00%, 9/1/21(2)	990,000	971,693
Time Warner, Inc., 3.15%, 7/15/15(2)	540,000	559,323
Time Warner, Inc., 4.875%, 3/15/20(2)	920,000	981,671
Time Warner, Inc., 7.70%, 5/1/32(2)	440,000	561,080
Time Warner, Inc., 6.10%, 7/15/40	440,000	486,269
Viacom, Inc., 4.375%, 9/15/14(2)	640,000	684,632
Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	1,440,000	1,537,200
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)	380,000	410,251
		25,205,361
METALS AND MINING — 0.9%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	250,000	331,930
Anglo American Capital plc, 4.45%, 9/27/20(2)(4)	220,000	221,066
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	655,000	643,624
ArcelorMittal, 9.85%, 6/1/19(2)	590,000	670,129
ArcelorMittal, 5.25%, 8/5/20(2)	455,000	407,745
Barrick Finance LLC, 4.40%, 5/30/21	670,000	689,415
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	630,000	676,419
Newmont Mining Corp., 6.25%, 10/1/39(2)	370,000	420,565
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	240,000	236,797
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	670,000	669,769
Teck Resources Ltd., 5.375%, 10/1/15(2)	210,000	231,041
Teck Resources Ltd., 3.15%, 1/15/17	460,000	463,597
Teck Resources Ltd., 3.85%, 8/15/17	100,000	105,592
Vale Overseas Ltd., 5.625%, 9/15/19(2)	1,205,000	1,273,685

14

Principal Amount	Value
Vale Overseas Ltd., 4.625%, 9/15/20	$ 690,000	$ 676,200
		7,717,574
MULTI-UTILITIES — 1.4%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	160,000	179,442
Carolina Power & Light Co., 5.30%, 1/15/19(2)	180,000	212,893
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	455,000	500,824
CMS Energy Corp., 4.25%, 9/30/15	290,000	286,930
CMS Energy Corp., 8.75%, 6/15/19(2)	1,140,000	1,335,872
Dominion Resources, Inc., 6.40%, 6/15/18(2)	810,000	976,737
Dominion Resources, Inc., 4.90%, 8/1/41	590,000	614,902
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(2)	520,000	666,332
Duke Energy Corp., 6.30%, 2/1/14(2)	360,000	399,484
Duke Energy Corp., 3.95%, 9/15/14(2)	260,000	276,521
Edison International, 3.75%, 9/15/17(2)	390,000	396,066
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	330,000	357,226
FirstEnergy Corp., Series B, 6.45%, 11/15/11(2)	22,000	22,121
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	740,000	822,140
Florida Power Corp., 5.65%, 6/15/18(2)	180,000	214,940
Florida Power Corp., 6.35%, 9/15/37(2)	130,000	170,025
Ipalco Enterprises, Inc., 5.00%, 5/1/18(2)(4)	420,000	385,350
Niagara Mohawk Power Corp., 4.881%, 8/15/19(4)	200,000	224,171
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	421,000	492,224
PacifiCorp, 6.00%, 1/15/39(2)	570,000	723,940
PG&E Corp., 5.75%, 4/1/14(2)	110,000	120,735
PPL Electric Utilities Corp., 5.20%, 7/15/41	70,000	83,073
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	212,662
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	395,529
Sempra Energy, 8.90%, 11/15/13(2)	500,000	570,693
Sempra Energy, 6.50%, 6/1/16(2)	410,000	480,495
Sempra Energy, 9.80%, 2/15/19(2)	130,000	182,382
Southern California Edison Co., 5.625%, 2/1/36(2)	179,000	222,124
Southern Power Co., 5.15%, 9/15/41	190,000	198,736
Xcel Energy, Inc., 4.80%, 9/15/41	190,000	202,344
		11,926,913
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(2)	100,000	101,552
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(2)	390,000	428,801
		530,353
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(2)	190,000	201,177
Xerox Corp., 4.25%, 2/15/15(2)	580,000	614,281
		815,458
OIL, GAS AND CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	910,000	997,072
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	480,000	510,516
Arch Western Finance LLC, 6.75%, 7/1/13(2)	212,000	212,530
BP Capital Markets plc, 3.20%, 3/11/16(2)	560,000	584,781
BP Capital Markets plc, 4.50%, 10/1/20(2)	360,000	391,204
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	310,000	334,572
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	300,000	315,750
ConocoPhillips, 5.75%, 2/1/19(2)	710,000	851,196
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	590,000	789,244
Devon Energy Corp., 5.60%, 7/15/41(2)	770,000	893,535
EOG Resources, Inc., 5.625%, 6/1/19(2)	240,000	284,890
Hess Corp., 6.00%, 1/15/40(2)	320,000	367,227
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(4)	470,000	485,353

15

Principal Amount	Value
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(4)	$ 640,000	$ 668,675
Newfield Exploration Co., 6.875%, 2/1/20	985,000	1,019,475
Newfield Exploration Co., 5.75%, 1/30/22(2)	360,000	356,850
Nexen, Inc., 6.20%, 7/30/19(2)	500,000	571,977
Nexen, Inc., 5.875%, 3/10/35(2)	430,000	422,890
Occidental Petroleum Corp., 1.75%, 2/15/17	330,000	328,187
Peabody Energy Corp., 7.375%, 11/1/16(2)	270,000	298,013
Peabody Energy Corp., 6.50%, 9/15/20	310,000	327,437
Pemex Project Funding Master Trust, 6.625%, 6/15/35	230,000	248,975
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	300,000	314,400
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,150,000	1,174,150
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	529,920
Shell International Finance BV, 3.10%, 6/28/15(2)	800,000	850,517
Shell International Finance BV, 6.375%, 12/15/38(2)	220,000	301,707
Suncor Energy, Inc., 6.10%, 6/1/18(2)	713,000	833,517
Suncor Energy, Inc., 6.85%, 6/1/39(2)	290,000	354,482
Talisman Energy, Inc., 7.75%, 6/1/19(2)	920,000	1,132,942
Talisman Energy, Inc., 3.75%, 2/1/21(2)	500,000	487,138
		17,239,122
PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)(4)	1,620,000	1,653,230
PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16(2)	600,000	601,177
PHARMACEUTICALS — 0.7%
Abbott Laboratories, 5.30%, 5/27/40(2)	780,000	935,823
AstraZeneca plc, 5.90%, 9/15/17(2)	140,000	167,610
Pfizer, Inc., 7.20%, 3/15/39(2)	470,000	690,640
Roche Holdings, Inc., 5.00%, 3/1/14(2)(4)	285,000	313,583
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	1,295,000	1,586,499
Roche Holdings, Inc., 7.00%, 3/1/39(2)(4)	670,000	964,176
Sanofi, 4.00%, 3/29/21(2)	436,000	474,608
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	1,336,000	1,447,777
		6,580,716
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Developers Diversified Realty Corp., 5.375%, 10/15/12(2)	280,000	281,534
Developers Diversified Realty Corp., 4.75%, 4/15/18(2)	1,370,000	1,252,651
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	275,930
HCP, Inc., 3.75%, 2/1/16	540,000	534,498
HCP, Inc., 5.375%, 2/1/21	260,000	261,703
Kimco Realty Corp., 6.875%, 10/1/19(2)	300,000	343,385
Reckson Operating Partnership LP, 6.00%, 3/31/16(2)	500,000	528,138
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	540,000	612,041
Simon Property Group LP, 5.10%, 6/15/15(2)	200,000	215,753
Simon Property Group LP, 5.75%, 12/1/15(2)	390,000	430,982
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership, 5.00%, 8/15/18(2)	210,000	203,475
UDR, Inc., 4.25%, 6/1/18(2)	450,000	461,149
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	790,000	782,056
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	570,000	549,251
WEA Finance LLC, 4.625%, 5/10/21(2)(4)	910,000	871,875
		7,604,421
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19(2)	590,000	610,680
ProLogis LP, 6.875%, 3/15/20(2)	13,000	13,601
		624,281

16

Principal Amount	Value
ROAD AND RAIL — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	$ 764,000	$ 780,122
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	200,000	215,877
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	400,000	427,336
CSX Corp., 5.75%, 3/15/13(2)	263,000	279,679
Norfolk Southern Corp., 5.75%, 1/15/16(2)	90,000	103,457
Norfolk Southern Corp., 5.75%, 4/1/18(2)	500,000	587,483
Union Pacific Corp., 4.75%, 9/15/41	640,000	661,951
		3,055,905
SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(2)	400,000	450,416
Oracle Corp., 5.25%, 1/15/16	1,200,000	1,380,479
Oracle Corp., 5.375%, 7/15/40(2)(4)	570,000	665,653
		2,496,548
SPECIALTY RETAIL — 0.1%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	59,000	59,221
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	690,000	781,963
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	420,000	502,780
		1,343,964
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21(2)	490,000	462,327
Hanesbrands, Inc., 6.375%, 12/15/20(2)	450,000	438,750
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	500,000	526,250
		1,427,327
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Alltel Corp., 7.875%, 7/1/32(2)	180,000	258,016
America Movil SAB de CV, 5.00%, 10/16/19(2)	650,000	698,100
America Movil SAB de CV, 5.00%, 3/30/20(2)	370,000	394,420
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	1,290,000	1,412,588
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	430,000	574,416
Vodafone Group plc, 5.00%, 12/16/13(2)	720,000	777,133
Vodafone Group plc, 5.625%, 2/27/17(2)	870,000	998,902
		5,113,575
TOTAL CORPORATE BONDS (Cost $240,525,749)		250,241,092
U.S. Treasury Securities — 20.9%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	1,580,000	2,184,104
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	955,000	1,497,112
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	5,227,000	7,159,359
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	4,300,000	6,070,392
U.S. Treasury Bonds, 4.75%, 2/15/37	800,000	1,078,375
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	500,000	631,250
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	12,100,000	15,605,225
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	6,890,000	8,930,101
U.S. Treasury Notes, 0.75%, 5/31/12	2,500,000	2,510,340
U.S. Treasury Notes, 1.375%, 10/15/12(2)	9,900,000	10,022,978
U.S. Treasury Notes, 0.50%, 11/30/12(2)	6,440,000	6,464,652
U.S. Treasury Notes, 1.375%, 1/15/13(2)	28,300,000	28,723,396
U.S. Treasury Notes, 1.375%, 5/15/13(2)	14,000,000	14,253,218
U.S. Treasury Notes, 1.25%, 3/15/14(2)	16,760,000	17,127,999
U.S. Treasury Notes, 2.375%, 8/31/14(2)	1,200,000	1,268,063
U.S. Treasury Notes, 2.625%, 12/31/14(2)	3,800,000	4,060,954
U.S. Treasury Notes, 1.25%, 9/30/15(2)	12,000,000	12,276,564
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,224,782
U.S. Treasury Notes, 2.00%, 4/30/16(2)	5,000,000	5,263,280
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,714,470
U.S. Treasury Notes, 1.00%, 8/31/16	14,000,000	14,046,984
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,316,030

17

Principal Amount	Value
U.S. Treasury Notes, 2.625%, 4/30/18(2)	$ 1,355,000	$ 1,466,999
U.S. Treasury Notes, 3.625%, 2/15/20	700,000	809,211
U.S. Treasury Notes, 2.625%, 8/15/20	650,000	697,226
U.S. Treasury Notes, 2.125%, 8/15/21	4,700,000	4,791,824
TOTAL U.S. TREASURY SECURITIES (Cost $170,793,507)		180,194,888
Commercial Mortgage-Backed Securities(1) — 6.6%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.429%, 11/10/39(2)	1,356,737	1,369,216
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(2)	1,500,000	1,571,825
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.115%, 10/10/11(2)	1,400,000	1,530,560
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.176%, 10/10/11(2)	1,400,000	1,411,390
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3 SEQ, 4.221%, 3/10/39(2)	50,704	50,843
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 10/10/11	661,563	679,092
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.409%, 10/15/11(2)(4)	1,249,437	1,132,391
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 10/10/11(2)	750,000	754,173
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.569%, 8/10/42	3,700,000	3,734,834
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 10/10/11(2)	1,750,000	1,849,660
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.964%, 8/10/38(2)	3,034,234	3,036,774
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 10/10/11(2)	500,000	532,752
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	1,895,957	1,894,591
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(2)	3,000,000	3,171,813
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(2)	4,850,000	5,163,904
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(2)	2,900,000	3,040,908
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.973%, 3/15/29	1,522,165	1,538,675
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.367%, 3/15/36(2)	3,150,000	3,312,392
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.497%, 10/15/11(2)	1,150,000	1,238,077
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.858%, 10/15/11(2)	500,000	493,913
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 4.998%, 4/15/30	3,502,000	3,558,580
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.647%, 7/15/30(2)	1,021,556	1,027,307
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.843%, 7/15/40(2)	1,750,000	1,489,691
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 10/15/11(2)	1,200,000	1,178,189
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 10/15/11(2)	1,600,000	1,619,424

18

Principal Amount	Value
Morgan Stanley Capital I, Series 2001-T5, Class A4 SEQ, 6.39%, 10/15/35(2)	$ 555,347	$ 555,320
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(2)	256,505	257,439
Morgan Stanley Capital I, Series 2004-HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)	303,637	305,748
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(2)	1,549,698	1,556,984
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(2)	132,559	133,036
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(2)	800,000	813,076
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.803%, 10/15/41(2)	3,650,000	3,875,108
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(2)	2,708,736	2,752,037
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $56,756,438)		56,629,722
Collateralized Mortgage Obligations(1) — 5.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	526,557	383,780
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	882,220	902,785
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.752%, 10/25/11(2)	1,371,709	1,087,757
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(2)	90,233	87,196
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	889,183	867,247
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.323%, 10/25/11(2)	1,505,666	1,408,978
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	570,411	592,684
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	415,193	405,827
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	546,666	516,932
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.742%, 10/25/11(2)	356,115	300,635
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(2)	798,582	796,773
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	415,439	417,545
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.727%, 10/25/11	1,196,094	868,497
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	476,504	497,683
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.141%, 10/18/11	1,502,210	1,549,415
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	1,344,961	1,278,840
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	559,749	593,443
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	12,781	13,442
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 10/25/11(2)	530,643	521,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,674,657	1,563,966

19

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	$ 640,384	$ 646,468
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	815,728	813,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,147,745	1,185,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.353%, 10/25/11(2)	1,075,310	1,036,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.737%, 10/25/11	439,318	392,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,452,254	2,381,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(2)	2,500,000	2,434,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	913,981	842,979
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	938,270	924,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	1,300,000	1,169,824
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(2)	1,084,831	1,025,602
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A2 SEQ, VRN, 5.388%, 10/25/11(2)	110,089	109,546
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	1,464,636	1,392,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,361,763	1,407,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.063%, 10/25/11	860,996	827,835
		31,245,849
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
FHLMC, Series 3397, Class GF, VRN, 0.729%, 10/15/11	8,369,327	8,416,783
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	770,388	773,774
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	700,000	775,548
FNMA, Series 2006-43, Class FM, VRN, 0.535%, 10/25/11	1,398,469	1,399,114
FNMA, Series 2007-36, Class FB, VRN, 0.635%, 10/25/11	867,157	868,670
		12,233,889
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,824,279)		43,479,738
Sovereign Governments and Agencies — 5.0%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	2,020,000	2,328,050
Brazilian Government International Bond, 4.875%, 1/22/21	950,000	1,020,300
Brazilian Government International Bond, 5.625%, 1/7/41(2)	390,000	422,175
		3,770,525
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22(2)	29,000	42,605
Province of Ontario Canada, 5.45%, 4/27/16(2)	550,000	646,993
		689,598
CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21(2)	620,000	606,050
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	300,000	306,750

20

Principal Amount	Value
GERMANY — 2.8%
German Federal Republic, 3.50%, 7/4/19	EUR	10,780,000	$ 16,433,273
German Federal Republic, 3.25%, 7/4/21	EUR	4,850,000	7,290,081
			23,723,354
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		770,000	729,205
MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(2)		300,000	335,700
United Mexican States, 5.95%, 3/19/19(2)		1,450,000	1,653,000
United Mexican States, 5.125%, 1/15/20(2)		950,000	1,033,125
United Mexican States, 6.05%, 1/11/40(2)		650,000	737,750
			3,759,575
NETHERLANDS — 0.8%
Netherlands Government Bond, 3.25%, 7/15/21	EUR	4,790,000	6,956,592
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(2)		170,000	172,507
Poland Government International Bond, 6.375%, 7/15/19(2)		500,000	551,250
Poland Government International Bond, 5.125%, 4/21/21(2)		450,000	450,000
			1,173,757
SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	735,784
Korea Development Bank, 3.25%, 3/9/16(2)		540,000	523,575
Korea Development Bank, 4.00%, 9/9/16(2)		420,000	417,777
			1,677,136
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $42,290,240)			43,392,542
U.S. Government Agency Securities — 3.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLMC, 5.50%, 8/23/17		3,000,000	3,668,913
FHLMC, 4.875%, 6/13/18(2)		1,530,000	1,834,572
FNMA, 1.625%, 10/26/15		1,280,000	1,314,956
FNMA, 1.25%, 9/28/16(2)		2,000,000	2,000,590
FNMA, 5.00%, 2/13/17		1,650,000	1,958,680
FNMA, 6.625%, 11/15/30(2)		2,173,000	3,247,668
			14,025,379
GOVERNMENT-BACKED CORPORATE BONDS(6) — 2.0%
Ally Financial, Inc., 1.75%, 10/30/12(2)		4,000,000	4,063,488
Bank of America Corp., 2.10%, 4/30/12		4,000,000	4,043,956
Bank of America Corp., 3.125%, 6/15/12		1,500,000	1,531,092
Citigroup Funding, Inc., 1.875%, 10/22/12		5,000,000	5,080,315
General Electric Capital Corp., 2.625%, 12/28/12		2,465,000	2,535,553
			17,254,404
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $29,626,239)			31,279,783
Municipal Securities — 1.9%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.939%, 2/15/47(2)		195,000	218,845
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.499%, 2/15/50(2)		360,000	485,280
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(2)		585,000	766,391
California GO, (Building Bonds), 6.65%, 3/1/22(2)		240,000	292,147
California GO, (Building Bonds), 7.55%, 4/1/39(2)		100,000	124,233
California GO, (Building Bonds), 7.30%, 10/1/39(2)		200,000	241,930
California GO, (Building Bonds), 7.60%, 11/1/40(2)		95,000	119,203
Illinois GO, 5.877%, 3/1/19(2)		940,000	1,006,768

21

Principal Amount	Value
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	$ 115,000	$ 131,469
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	1,053,000	970,929
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	155,000	165,199
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.605%, 3/15/14(2)(7)	1,900,000	1,981,510
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.596%, 9/1/35(2)	230,000	243,977
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49(2)	200,000	275,538
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	480,000	637,243
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(2)	70,000	82,170
Maryland State Transportation Auth. Rev., (Building Bonds), 5.754%, 7/1/41(2)	75,000	93,793
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.687%, 11/15/40(2)	305,000	385,682
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.814%, 11/15/40(2)	220,000	278,054
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.445%, 5/1/33(2)	280,000	327,832
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.637%, 4/1/57(2)	425,000	463,637
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.414%, 1/1/40(2)	250,000	357,005
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.102%, 1/1/41(2)	530,000	725,909
New York GO, Series 2010 F1, (Building Bonds), 6.271%, 12/1/37(2)	335,000	418,995
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40(2)	45,000	51,643
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.879%, 12/1/34(2)	390,000	430,186
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.834%, 11/15/34(2)	200,000	249,754
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.561%, 12/1/49(2)	420,000	483,928
Port Auth. of New York & New Jersey Rev., 4.926%, 10/1/51(5)	250,000	261,308
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.665%, 5/1/40(2)	715,000	862,748
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.156%, 5/15/36(2)	650,000	773,311
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.839%, 1/1/41(2)	350,000	383,687
San Antonio Electric & Gas Rev., (Building Bonds), 5.985%, 2/1/39(2)	250,000	318,280
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	440,000	521,127
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.876%, 4/1/32(2)	420,000	508,943
Texas GO, (Building Bonds), 5.517%, 4/1/39(2)	290,000	365,812
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	630,000	731,934
TOTAL MUNICIPAL SECURITIES (Cost $14,318,396)		16,736,400

22

Principal Amount	Value
Asset-Backed Securities(1) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.833%, 2/15/16	$ 1,147,757	$ 1,169,508
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	1,850,000	1,849,422
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.483%, 10/25/11(2)	123,586	123,589
TOTAL ASSET-BACKED SECURITIES (Cost $3,121,110)		3,142,519

	Shares	Value
Temporary Cash Investments — 3.7%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.25%, 9/15/14, valued at $10,206,399), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11
(Delivery value $10,002,027)
		$ 10,002,019
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $8,784,156), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $8,573,166)		8,573,159
SSgA U.S. Government Money Market Fund	13,729,375	13,729,375
TOTAL TEMPORARY CASH INVESTMENTS (Cost $32,304,553)		32,304,553
TOTAL INVESTMENT SECURITIES — 105.8% (Cost $880,798,074)		913,238,036
OTHER ASSETS AND LIABILITIES — (5.8)%		(50,471,473)
TOTAL NET ASSETS — 100.0%		$862,766,563

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
22,480,822	EUR for USD	UBS AG	10/28/11	$30,113,282	$2,365,998
391,800	EUR for USD	HSBC Holdings plc	10/28/11	524,820	39,521
300,000	EUR for USD	HSBC Holdings plc	10/28/11	401,853	10,209
203,000	EUR for USD	HSBC Holdings plc	10/28/11	271,921	2,107
143,000	EUR for USD	UBS AG	10/28/11	191,550	812
				$31,503,426	$2,418,647

(Value on Settlement Date $33,922,073)

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America, N.A./CDX North America Investment Grade 15 Index	$7,500,000	Sell*	1.00%	12/20/15	$46,351	$(126,510)	$(80,159)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

23

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)
Security, or a portion thereof, has been segregated for forward commitments, when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $44,005,000.

(3)	Forward commitment. Settlement date is indicated.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $16,582,794, which represented 1.9% of total net assets.

(5)	When-issued security.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $880,798,074)	$913,238,036
Foreign currency holdings, at value (cost of $1,116,307)	1,053,146
Receivable for investments sold	2,441,980
Receivable for capital shares sold	155,753
Unrealized gain on forward foreign currency exchange contracts	2,418,647
Interest receivable	6,032,915
925,340,477

Liabilities
Payable for investments purchased	40,847,871
Payable for capital shares redeemed	21,353,168
Swap agreements, at value (including net premiums paid (received) of $46,351)	80,159
Accrued management fees	292,716
62,573,914

Net Assets	$862,766,563

Institutional Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	78,521,328

Net Asset Value Per Share	$10.99

Net Assets Consist of:
Capital paid in	$816,741,633
Accumulated net investment loss	(698,727)
Undistributed net realized gain	12,068,826
Net unrealized appreciation	34,654,831
$862,766,563

See Notes to Financial Statements.

25

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,914,758

Expenses:
Management fees	1,761,101
Trustees’ fees and expenses	25,918
Other expenses	3,028
1,790,047

Net investment income (loss)	13,124,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,204,751
Futures contract transactions	1,481,238
Swap agreement transactions	32,927
Foreign currency transactions	(1,455,611)
12,263,305

Change in net unrealized appreciation (depreciation) on:
Investments	20,484,852
Futures contracts	11,573
Swap agreements	(131,236)
Translation of assets and liabilities in foreign currencies	3,020,056
23,385,245

Net realized and unrealized gain (loss)	35,648,550

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,773,261

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$13,124,711	$21,062,664
Net realized gain (loss)	12,263,305	6,214,891
Change in net unrealized appreciation (depreciation)	23,385,245	406,716
Net increase (decrease) in net assets resulting from operations	48,773,261	27,684,271

Distributions to Shareholders
From net investment income	(14,070,579)	(22,128,608)
From net realized gains	—	(6,216,040)
Decrease in net assets from distributions	(14,070,579)	(28,344,648)

Capital Share Transactions
Proceeds from shares sold	134,950,042	330,883,046
Proceeds from reinvestment of distributions	14,070,579	28,344,648
Payments for shares redeemed	(148,542,130)	(58,869,612)
Net increase (decrease) in net assets from capital share transactions	478,491	300,358,082

Net increase (decrease) in net assets	35,181,173	299,697,705

Net Assets
Beginning of period	827,585,390	527,887,685
End of period	$862,766,563	$827,585,390

Accumulated undistributed net investment income (loss)	$(698,727)	$247,141

Transactions in Shares of the Fund
Sold	12,468,818	30,919,926
Issued in reinvestment of distributions	1,313,605	2,649,226
Redeemed	(13,569,951)	(5,473,119)
Net increase (decrease) in shares of the fund	212,472	28,096,033

See Notes to Financial Statements.

27

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

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Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100% and the rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.40%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $567,007,889, of which $339,522,277 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $495,613,641, of which $317,129,758 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$255,836,799	—
Corporate Bonds	—	250,241,092	—
U.S. Treasury Securities	—	180,194,888	—
Commercial Mortgage-Backed Securities	—	56,629,722	—
Collateralized Mortgage Obligations	—	43,479,738	—
Sovereign Governments and Agencies	—	43,392,542	—
U.S. Government Agency Securities	—	31,279,783	—
Municipal Securities	—	16,736,400	—
Asset-Backed Securities	—	3,142,519	—
Temporary Cash Investments	$13,729,375	18,575,178	—
Total Value of Investment Securities	$13,729,375	$899,508,661	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,418,647	—
Swap Agreements	—	(126,510)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$2,292,137	—

6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

Value of Derivative Instruments as of September 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$80,159
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$2,418,647	Unrealized loss on forward foreign currency exchange contracts	—
		$2,418,647		$80,159

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$ 32,927	Change in net unrealized appreciation (depreciation) on swap agreements	$ (131,236)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,463,091)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	3,145,963
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,481,238	Change in net unrealized appreciation (depreciation) on futures contracts	11,573
		$ 51,074		$3,026,300

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$881,045,443
Gross tax appreciation of investments	$36,362,178
Gross tax depreciation of investments	(4,169,585)
Net tax appreciation (depreciation) of investments	$32,192,593

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund has elected to treat $(233,350) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2011(3)	$10.57	0.16	0.43	0.59	(0.17)	—	(0.17)	$10.99	5.65%	0.41%(4)	0.41%(4)	2.99%(4)	2.99%(4)	59%	$862,767
2011	$10.51	0.35	0.18	0.53	(0.37)	(0.10)	(0.47)	$10.57	5.00%	0.39%	0.40%	3.24%	3.23%	77%	$827,585
2010	$10.12	0.37	0.43	0.80	(0.38)	(0.03)	(0.41)	$10.51	7.99%	0.38%	0.41%	3.53%	3.50%	104%	$527,888
2009	$10.56	0.43	(0.10)	0.33	(0.47)	(0.30)	(0.77)	$10.12	3.36%	0.42%	0.42%	4.17%	4.17%	299%	$253,411
2008	$10.19	0.49	0.43	0.92	(0.49)	(0.06)	(0.55)	$10.56	9.32%	0.42%	0.42%	4.82%	4.82%	246%	$162,119
2007(5)	$10.00	0.44	0.24	0.68	(0.44)	(0.05)	(0.49)	$10.19	6.96%	0.42%(4)	0.42%(4)	4.95%(4)	4.95%(4)	308%	$113,454

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	May 12, 2006 (fund inception) through March 31, 2007.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

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process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

38

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73694   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Premium Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	20
Approval of Management Agreement	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TCRXX	0.01%(2)	0.01%(2)	1.92%(2)	1.98%(2)	3.33%	4/1/93

Premium Money Market acquired all of the net assets of American Century Premium Capital Reserve Fund and the American Century Premium Government Reserve Fund on December 3, 2001, pursuant to a plan approved by the acquired funds’ shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of the American Century Premium Capital Reserve Fund.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.46%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2011
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.17%

7-Day Effective Yield
After waiver(1)	0.01%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	37 days
Weighted Average Life	57 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	82%
31-90 days	6%
91-180 days	5%
More than 180 days	7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.40	0.28%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.30	0.46%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.60	$1.42	0.28%
Investor Class (before waiver)	$1,000	$1,022.70	$2.33	0.46%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over theperiod, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had notbeen waived.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Municipal Securities — 38.3%
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.30%, 10/6/11 (LOC: JPMorgan Chase Bank N.A.)	$ 3,725,000	$ 3,725,000
Alameda County Industrial Development Authority (Pacific Paper Tube), VRDN, 0.23%, 10/3/11 (LOC: Wells Fargo Bank N.A.)	1,975,000	1,975,000
Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.20%, 11/1/11 (LOC: Wells Fargo Bank N.A.)	4,460,000	4,460,000
Alameda County Industrial Development Authority, Series A, (Tool Family Partnership), VRDN, 0.23%, 10/1/11 (LOC: Wells Fargo Bank N.A.)	1,735,000	1,735,000
Brazos Harbor Industrial Development Corp. (BASF Corp.), VRDN, 0.30%, 10/5/11	1,500,000	1,500,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.35%, 10/3/11 (LOC: Citibank N.A.)	8,500,000	8,500,000
Butler County General Authority (South Park School District), VRDN, 0.22%, 10/3/11 (AGM)(SBBPA: PNC Bank N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.58%, 10/3/11 (LOC: Comerica Bank)	1,050,000	1,050,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.27%, 10/6/11 (LOC: City National Bank and FHLB)	1,765,000	1,765,000
California School Cash Reserve Program Authority, Series 2011 B, 2.00%, 6/1/12	2,000,000	2,020,144
California State Enterprise Development Authority, Series 2008 B (Pocino Foods), VRDN, 0.48%, 10/3/11 (LOC: City National Bank and FHLB)	845,000	845,000
California State Enterprise Development Authority, Series 2008 B (Ramar International Corp.), VRDN, 0.48%, 10/3/11 (LOC: Bank of the West)	1,035,000	1,035,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.25%, 10/1/11 (LOC: Wells Fargo Bank N.A.)	3,060,000	3,060,000
California Statewide Communities Development Authority, Series 2001 S, (Birchcrest Apartments), VRDN, 0.18%, 10/3/11 (LOC: U.S. Bank N.A.)	955,000	955,000
City of Chicago (Greetings, Inc.), VRDN, 0.23%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
City of Chicago, Series 1998 B (Second Lien), VRDN, 0.16%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
City of Gary (Chemcoaters LLC), VRDN, 0.46%, 10/3/11 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Hutchinson (Kroger Co.), VRDN, 0.23%, 10/6/11 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Irvine, Special Assessment, Series 2006 B, (Assessment District No. 03-19), VRDN, 0.20%, 10/3/11 (LOC: U.S. Bank N.A. and California State Teacher’s Retirement System)	920,000	920,000
City of Montebello, COP, VRDN, 0.58%, 10/3/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement System)	6,150,000	6,150,000
City of Murray (Kroger Co.), VRDN, 0.23%, 10/6/11 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000

7

Principal Amount	Value
City of Palm Bay (Pension Funding), VRDN, 0.30%, 10/3/11 (AGM)(SBBPA: State Street Bank & Trust Co.)	$ 6,285,000	$ 6,285,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.20%, 10/3/11 (LOC: Mellon Bank N.A. and California State Teacher’s Retirement)	100,000	100,000
City of Plymouth (The Lake Apartments), VRDN, 0.20%, 10/3/11 (LOC: FHLMC)	5,715,000	5,715,000
City of Riverside, Series 2011 A, VRN, 0.23%, 10/3/11	8,880,000	8,880,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.25%, 10/3/11 (LOC: Rabobank N.A. and Cooperative Centrale)	4,650,000	4,650,000
City of Salinas, Series 2007 B (Monterey Country Public Building), VRDN, 0.55%, 10/6/11 (LOC: Bank of New York Mellon)	410,000	410,000
City of Santa Rosa, Series 2004 A, VRDN, 0.55%, 10/3/11 (LOC: Landesbank Baden-Wurttemberg)	15,480,000	15,480,000
City of Shawnee (Simmons Co.), VRDN, 0.30%, 10/1/11 (LOC: Wells Fargo Bank N.A.)	1,310,000	1,310,000
Colorado Housing & Finance Authority Economic Development, Series 2004 B (Corey Building), VRDN, 0.48%, 11/1/11 (LOC: Wells Fargo Bank N.A.)	130,000	130,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B (Closet Factory), VRDN, 0.48%, 10/3/11 (LOC: Colorado Business Bank and FHLB)	875,000	875,000
County of Allen Healthcare Facilities, Series 2009 A5, (Mennonite Memorial Home), VRDN, 0.25%, 10/1/11 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
County of Buchanan, Series 2009 A (Lifeline Foods, LLC), VRDN, 0.26%, 10/6/11 (LOC: Wells Fargo Bank N.A.)	4,420,000	4,420,000
County of Chesterfield, Series 2005 B (Meadowville Tech), VRDN, 0.45%, 10/3/11 (SBBPA: Wells Fargo Bank N.A.)	4,000,000	4,000,000
County of Escambia Solid Waste Disposal System, (Gulf Power Co.), VRDN, 0.21%, 10/1/11	11,000,000	11,000,000
County of Lake (Rosewood Apartment), VRDN, 0.23%, 10/3/11 (LOC: FHLMC)	1,330,000	1,330,000
County of Putnam (Hilty Memorial Home, Inc.), VRDN, 0.23%, 10/3/11 (LOC: First Federal Bank of Midwest and FHLB)	4,025,000	4,025,000
County of Will (BASF Corp.), VRDN, 0.31%, 10/3/11	1,700,000	1,700,000
Floyd County Development Authority Pollution Control (Georgia Power Co. Plant Hammond), VRDN, 0.26%, 10/1/11	11,900,000	11,900,000
Gregg County Health Facilities Development Corp., Series 2006 B, (Good Shepherd Hospital), VRDN, 0.20%, 10/3/11 (Radian)(LOC: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
Houston Higher Education Finance Corp. Housing, Series 2003 C (Tierwester Oaks & Richfield Manor), VRDN, 1.16%, 11/1/11 (LOC: Bank of New York Mellon)	785,000	785,000
Hunt Memorial Hospital District, VRDN, 0.25%, 10/3/11 (AGM)(SBBPA: JPMorgan Chase Bank N.A.)	4,230,000	4,230,000
Idaho Housing & Finance Association, VRDN, 0.28%, 10/7/11 (LOC: FHLB)	5,000,000	5,000,000
Iowa Higher Education Loan Authority (Cornell College), VRDN, 0.21%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

8

Principal Amount	Value
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.26%, 10/6/11 (LOC: FHLB)	$ 2,730,000	$ 2,730,000
Long Island Power Authority Electric System, Series 1998-2B, VRDN, 0.22%, 10/3/11 (LOC: Bayerische Landesbank)	19,600,000	19,600,000
Louisiana Public Facilities Authority (Dynamic Fuels LLC), VRDN, 0.14%, 10/1/11 (LOC: JPMorgan Chase Bank N.A.)	715,000	715,000
Manheim Township School District GO, VRDN, 0.18%, 10/3/11 (AGM)(SBBPA: Royal Bank of Canada)	3,490,000	3,490,000
Massachusetts Health & Educational Facilities Authority, Series 2008 G, (South Shore Hospital), VRDN, 0.24%, 10/3/11 (AGM)(SBBPA: JPMorgan Chase Bank N.A.)	1,710,000	1,710,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 11/15/11	3,000,000	3,000,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 11/15/11	4,000,000	4,000,000
Michigan Strategic Fund Ltd. Obligation (Orchestra Place), VRDN, 0.53%, 10/5/11 (LOC: Bank of America N.A.)	7,000,000	7,000,000
Minneapolis & St. Paul Housing & Redevelopment Authority Healthcare System, Series 2007 A (Childrens Hospital Clinics), VRDN, 0.19%, 10/3/11 (AGM)(SBBPA: U.S. Bank N.A.)	500,000	500,000
Minneapolis & St. Paul Housing & Redevelopment Authority Healthcare System, Series 2007 A (Childrens Hospital Clinics), VRDN, 0.19%, 10/3/11 (AGM) (SBBPA: U.S. Bank N.A.)	5,100,000	5,100,000
Mississippi Business Finance Corp. (Aurora Flight Sciences Corp.), VRDN, 0.35%, 10/6/11 (LOC: Branch Banking & Trust Co.)	11,885,000	11,885,000
Mississippi Business Finance Corp., Series 2006 R-1 (Brown Bottling Group, Inc.), VRDN, 0.30%, 10/6/11 (LOC: Trustmark National Bank and FHLB)	7,505,000	7,505,000
Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.23%, 10/1/11	3,000,000	3,000,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B (Ojo de Agua Redevelopment Area), VRDN, 0.25%, 10/3/11 (LOC: Bank of Nova Scotia)	12,600,000	12,600,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.30%, 11/1/11 (LOC: Branch Banking & Trust)	1,750,000	1,750,000
Nevada Housing Division (Golden Apartments), VRDN, 0.18%, 10/3/11 (LOC: FHLMC)	1,600,000	1,600,000
Nevada Housing Division, Series 2002 B (Multi-Unit Housing), VRDN, 0.31%, 10/15/11 (LOC: FNMA)	690,000	690,000
New Jersey Economic Development Authority, Series 2001 B (Marina Energy), VRDN, 0.32%, 10/6/11 (LOC: Wells Fargo Bank N.A.)	6,930,000	6,930,000
New Jersey Economic Development Authority, Series 2006 B (Accurate Box Co., Inc.), VRDN, 0.27%, 12/1/11 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	460,000	460,000
New York City Housing Development Corp., Series 2003 A (Upper East Lease Associations), VRDN, 0.40%, 10/3/11 (LOC: Landesbank Baden-Wurttemberg)	11,400,000	11,400,000

9

Principal Amount	Value
North Carolina Medical Care Commission (Stanley Total Living Center), VRDN, 0.25%, 10/1/11 (LOC: Wells Fargo Bank N.A.)	$ 905,000	$ 905,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.34%, 10/3/11	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.20%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	8,000,000	8,000,000
Putnam County Development Authority (Georgia Power Co.- Plant Branch), VRDN, 0.25%, 10/1/11	6,025,000	6,025,000
Putnam Hospital Center (Multi-Mode), VRDN, 0.28%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	2,715,000	2,715,000
Richmond County Development Authority, Series 2011 A (Hoback Investments), VRDN, 0.29%, 10/6/11 (LOC: Branch Banking & Trust)	4,240,000	4,240,000
Riverside County Industrial Development Authority (Cal-Mold, Inc.), VRDN, 0.34%, 10/3/11 (LOC: Bank of the West)	1,970,000	1,970,000
Southeast Industrial Development Agency (Powers Fasteners, Inc.), VRDN, 0.28%, 10/5/11 (LOC: Bank of New York Mellon)	2,500,000	2,500,000
Southeast Industrial Development Agency (Powers Fasteners, Inc.), VRDN, 0.28%, 10/5/11 (LOC: JPMorgan Chase Bank N.A.)	1,975,000	1,975,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 10/3/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,110,000	3,110,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 10/3/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,565,000	5,565,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 10/3/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,975,000	4,975,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.18%, 10/3/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp., Series 2008 A, (Methodist Hospitals of Dallas), VRDN, 0.18%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	6,250,000	6,250,000
Town of Plymouth GO, (Municipal Purpose Loan), 3.00%, 5/15/12	1,050,000	1,066,561
University of California, Series 2011 AA-1, 0.48%, 7/1/12	5,000,000	5,000,000
University of California, Series 2011, VRN, 0.302%, 11/1/11	10,000,000	10,000,000
University of Kansas Hospital Authority (Health System), VRDN, 0.16%, 10/3/11 (LOC: U.S. Bank N.A.)	11,685,000	11,685,000
Washington Economic Development Finance Authority, Series 2006 G (Wesmar Co., Inc.), VRDN, 0.48%, 10/3/11 (LOC: U.S. Bank N.A.)	1,520,000	1,520,000
Washington Economic Development Finance Authority, Series 2007 K (Ocean Gold Seafoods, Inc.), VRDN, 0.48%, 10/3/11 (LOC: Wells Fargo Bank N.A.)	635,000	635,000
Washington State Housing Finance Commission, Series 2004 B (Silver Creek), VRDN, 0.31%, 10/3/11 (LOC: East West Bank and FHLB)	2,460,000	2,460,000
West Virginia Hospital Finance Authority (United Health System), VRDN, 0.21%, 10/3/11 (LOC: Bank of America N.A.)	3,700,000	3,700,000

10

Principal Amount	Value
Wheaton College, Series 2005 A, (Multi-Modal), VRDN, 0.31%, 10/3/11 (SBBPA: JPMorgan Chase Bank N.A.)	$ 2,455,000	$ 2,455,000
Wisconsin Health & Educational Facilities Authority (National Regency of New Berlin, Inc.), VRDN, 0.21%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority, Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.16%, 10/3/11 (LOC: U.S. Bank N.A.)	5,400,000	5,400,000
Wisconsin Health & Educational Facilities Authority, Series 2008 C, (Meriter Hospital, Inc.), VRDN, 0.16%, 10/3/11 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES		363,336,705
Commercial Paper(1) — 36.3%
Catholic Health Intitiatives, 0.45%, 11/2/11	5,000,000	5,000,000
Catholic Health Intitiatives, 0.32%, 12/6/11	10,000,000	10,000,000
Charta LLC, 0.19%, 10/3/11(2)	23,000,000	22,999,757
Charta LLC, 0.19%, 10/7/11(2)	12,000,000	11,999,620
Charta LLC, 0.254%, 11/22/11(2)	4,400,000	4,398,411
City of Austin, 0.20%, 10/18/11 (LOC: JPMorgan Chase Bank)	15,000,000	14,998,583
City of Chicago, 0.29%, 10/13/11 (LOC: Bayerische Landesbank)	10,000,000	9,999,033
City of San Francisco, 0.20%, 10/4/11	10,000,000	10,000,000
Crown Point Capital Co. LLC, 0.25%, 10/4/11(2)	8,000,000	7,999,833
Crown Point Capital Co. LLC, 0.233%, 10/5/11(2)	18,000,000	17,999,540
Crown Point Capital Co. LLC, 0.25%, 10/7/11(2)	20,000,000	19,999,167
Govco LLC, 0.31%, 11/8/11(2)	12,000,000	11,996,073
Govco LLC, 0.32%, 1/17/12(2)	24,000,000	23,976,960
Govco LLC, 0.40%, 1/18/12(2)	2,700,000	2,696,730
Legacy Capital LLC, 0.233%, 10/6/11(2)	5,700,000	5,699,818
Legacy Capital LLC, 0.25%, 10/7/11(2)	23,000,000	22,999,042
Lexington Parker Capital, 0.233%, 10/5/11(2)	27,900,000	27,899,287
Lexington Parker Capital, 0.233%, 10/11/11(2)	9,000,000	8,999,425
Lower Colorado River Authority, 0.18%, 10/27/11	9,800,000	9,800,000
Reckitt Benckiser Treasury Services plc, 0.371%, 11/17/11 (LOC: Reckitt Benckiser Group plc)	7,000,000	6,996,619
Reckitt Benckiser Treasury Services plc, 0.351%, 1/4/12 (LOC: Reckitt Benckiser Group plc)	5,300,000	5,295,105
Regent of the University of California, 0.193%, 12/15/11	15,000,000	14,994,063
Salvation Army (The), 0.25%, 10/13/11	23,000,000	22,998,084
Texas Municipal Power Agency, 0.33%, 10/6/11	15,000,000	15,000,000
Toyota Motor Credit Corp., 0.335%, 1/19/12	5,000,000	4,994,958
University of Texas System, 0.30%, 10/4/11	24,500,000	24,500,000
TOTAL COMMERCIAL PAPER		344,240,108
U.S. Government Agency Securities — 12.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 5.1%
Federal Farm Credit Bank, VRN, 0.176%, 12/8/11	4,000,000	3,999,736
Federal Farm Credit Bank, VRN, 0.25%, 12/21/11	21,500,000	21,505,703
Federal Home Loan Bank, VRN, 0.21%, 1/23/13	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.25%, 2/25/13	8,000,000	8,000,000
		48,505,439

11

Principal Amount	Value
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 7.5%
Federal Farm Credit Bank, 0.13%, 10/26/11	$10,000,000	$ 10,000,000
Federal Home Loan Bank, 0.33%, 7/16/12	10,000,000	10,000,000
Federal Home Loan Bank, 0.35%, 7/17/12	5,000,000	5,000,000
Federal Home Loan Bank, 0.375%, 7/27/12	10,000,000	10,000,000
Federal Home Loan Bank, 0.35%, 8/10/12	15,000,000	15,000,000
Federal Home Loan Bank, 0.42%, 8/10/12	7,000,000	7,000,000
Federal Home Loan Bank, 0.425%, 9/21/12	8,000,000	8,000,000
Federal Home Loan Bank, 0.49%, 9/21/12	6,000,000	6,000,000
		71,000,000
GOVERNMENT-BACKED CORPORATE BONDS(3) — 0.3%
Citigroup, Inc., 2.125%, 4/30/12	2,500,000	2,526,353
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		122,031,792
Corporate Bonds — 12.5%
2880 Stevens Creek LLC, VRDN, 0.45%, 10/5/11 (LOC: Bank of the West)	4,810,000	4,810,000
Castleton United Methodist Church, Inc., VRDN, 0.44%, 10/6/11 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Chipmatic/Ottawa Property Group, VRDN, 0.38%, 10/6/11 (LOC: Comerica Bank)	2,620,000	2,620,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.24%, 10/6/11 (LOC: FHLB)	8,493,000	8,493,000
D & I Properties LLC, VRDN, 0.28%, 10/5/11 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.26%, 10/6/11 (LOC: FHLB)	5,200,000	5,200,000
First Baptist Church of Opelika, VRDN, 0.30%, 10/7/11 (LOC: FHLB)	5,835,000	5,835,000
Flatley Hospitality LLC, VRDN, 0.26%, 10/6/11 (LOC: FHLB)	600,000	600,000
GFRE Holdings LLC, VRDN, 0.26%, 10/6/11 (LOC: FHLB)	1,795,000	1,795,000
Grace Community Church of Amarillo, VRDN, 0.40%, 10/7/11 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Hart Family Holdings LLC, VRDN, 0.22%, 10/6/11 (LOC: FHLB)	15,725,000	15,725,000
HHH Investment Co., VRDN, 0.28%, 10/5/11 (LOC: Bank of the West)	7,920,000	7,920,000
High Track LLC, VRDN, 0.26%, 10/5/11 (LOC: FHLB)	8,495,000	8,495,000
Jaxon Arbor LLC, VRDN, 0.26%, 10/5/11 (LOC: FHLB)	10,000,000	10,000,000
Jaxon Arbor LLC, VRDN, 0.26%, 10/5/11 (LOC: FHLB)	1,125,000	1,125,000
JBR, Inc., VRDN, 0.48%, 10/6/11 (LOC: U.S. Bank N.A.)	5,475,000	5,475,000
Lakeport Group LLC, VRDN, 0.28%, 10/5/11 (LOC: Union Bank of California N.A.)	4,385,000	4,385,000
Manse on Marsh LP, VRDN, 0.48%, 10/6/11 (LOC: FHLB)	11,355,000	11,355,000
Ness Family Partners LP, VRDN, 0.40%, 10/5/11 (LOC: Bank of the West)	1,540,000	1,540,000
Relay Relay LLC, VRDN, 0.989%, 10/6/11 (LOC: FHLB)	7,235,000	7,235,000
RMD Note Issue LLC, VRDN, 0.26%, 10/5/11 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.25%, 10/7/11 (LOC: Bank of New York Mellon)(1)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.25%, 10/7/11 (LOC: Bank of New York Mellon)(1)	2,000,000	2,000,000
TOTAL CORPORATE BONDS		118,343,000
U.S. Treasury Securities — 0.3%
U.S. Treasury Note, 1.375%, 3/15/12	2,500,000	2,511,834
TOTAL INVESTMENT SECURITIES — 100.3%		950,463,439
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,209,494)
TOTAL NET ASSETS — 100.0%		$947,253,945

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Notes to Schedule of Investments

AGM = Assured Guaranty Municipal Corporation
COP = Certificates of Participation
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
Radian = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $189,663,663, which represented 20.0% of total net assets. None of these securities were considered illiquid.

(3)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$950,463,439
Receivable for investments sold	564,000
Receivable for capital shares sold	630,736
Interest receivable	418,002
952,076,177

Liabilities
Disbursements in excess of demand deposit cash	2,741,674
Payable for capital shares redeemed	1,871,057
Accrued management fees	209,501
4,822,232

Net Assets	$947,253,945

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	947,588,427

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$947,583,619
Accumulated net realized loss	(329,674)
$947,253,945

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,401,160

Expenses:
Management fees	2,180,267
Trustees’ fees and expenses	28,581
2,208,848
Fees waived	(855,762)
1,353,086

Net investment income (loss)	48,074

Net realized gain (loss) on investment transactions	24,744

Net Increase (Decrease) in Net Assets Resulting from Operations	$72,818

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$48,074	$95,993
Net realized gain (loss)	24,744	17,972
Net increase (decrease) in net assets resulting from operations	72,818	113,965

Distributions to Shareholders
From net investment income	(48,074)	(95,993)

Capital Share Transactions
Proceeds from shares sold	194,045,039	407,380,028
Proceeds from reinvestment of distributions	37,710	69,877
Payments for shares redeemed	(206,072,939)	(437,323,344)
Net increase (decrease) in net assets from capital share transactions	(11,990,190)	(29,873,439)

Net increase (decrease) in net assets	(11,965,446)	(29,855,467)

Net Assets
Beginning of period	959,219,391	989,074,858
End of period	$947,253,945	$959,219,391

Transactions in Shares of the Fund
Sold	194,045,039	407,380,028
Issued in reinvestment of distributions	37,710	69,877
Redeemed	(206,072,939)	(437,323,344)
Net increase (decrease) in shares of the fund	(11,990,190)	(29,873,439)

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment. The fund pursues its objective by investing most of its assets in high-quality, very short-term debt securities issued by corporations, banks and governments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1170% to 0.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for the six months ended September 30, 2011 was 0.45%. The effective annual management fee after waiver for the six months ended September 30, 2011 was 0.27%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 21% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	—	$363,336,705	—
Commercial Paper	—	344,240,108	—
U.S. Government Agency Securities	—	122,031,792	—
Corporate Bonds	—	118,343,000	—
U.S. Treasury Securities	—	2,511,834	—
Total Value of Investment Securities	—	$950,463,439	—

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2011, the fund had accumulated capital losses of $(354,418), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(353,782) and $(636) expire in 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From: Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.28%(4)	0.46%(4)	0.01%(4)	(0.17)%(4)	$947,254
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.38%	0.46%	0.01%	(0.07)%	$959,219
2010	$1.00	—(3)	—(3)	$1.00	0.25%	0.46%	0.47%	0.26%	0.25%	$989,075
2009	$1.00	0.02	(0.02)	$1.00	2.20%	0.47%	0.49%	2.18%	2.16%	$1,129,499
2008	$1.00	0.05	(0.05)	$1.00	4.70%	0.43%	0.47%	4.58%	4.54%	$1,191,746
2007	$1.00	0.05	(0.05)	$1.00	4.98%	0.41%	0.47%	4.89%	4.83%	$917,778

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2011 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.

See Notes to Financial Statements.

20

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

21

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

22

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

23

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

24

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73686   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

High-Yield Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	28
Approval of Management Agreement	32
Additional Information	37

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHIX	-6.40%	-0.46%(2)	5.32%(2)	6.95%(2)	4.08%(2)	9/30/97
Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	—	-5.12%	1.75%	7.26%	8.89%	6.27%	—
Institutional Class	ACYIX	-6.30%	-0.26%(2)	5.53%(2)	—	5.80%(2)	8/2/04
A Class(3) No sales charge* With sales charge*	AHYVX	-6.51% -10.69%	-0.71%(2) -5.25%(2)	5.06%(2) 4.10%(2)	— —	6.31%(2) 5.81%(2)	3/8/02
B Class No sales charge* With sales charge*	ACYBX	-6.87% -11.87%	-1.45%(2) -5.45%(2)	4.29%(2) 4.12%(2)	— —	5.85%(2) 5.85%(2)	1/31/03
C Class No sales charge* With sales charge*	AHDCX	-6.87% -7.77%	-1.45%(2) -1.45%(2)	4.28%(2) 4.28%(2)	— —	5.47%(2) 5.47%(2)	12/10/01
R Class	AHYRX	-6.47%	-0.78%(2)	4.84%(2)	—	4.68%(2)	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.87%	0.67%	1.12%	1.87%	1.87%	1.37%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	4.7 years
Weighted Average Life	6.5 years

30-Day SEC Yields
Investor Class	7.63%
Institutional Class	7.84%
A Class	7.04%
B Class	6.57%
C Class	6.59%
R Class	7.09%

Types of Investments in Portfolio	% of net assets
Corporate Bonds	93.0%
Exchange-Traded Funds	0.7%
Commercial Mortgage-Backed Securities	0.3%
Common Stocks	0.3%
Preferred Stocks	—*
Temporary Cash Investments	3.6%
Other Assets and Liabilities	2.1%

*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 - 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$936.00	$3.97	0.82%
Investor Class (before waiver)	$1,000	$936.00(2)	$4.16	0.86%
Institutional Class (after waiver)	$1,000	$937.00	$3.00	0.62%
Institutional Class (before waiver)	$1,000	$937.00(2)	$3.20	0.66%
A Class (after waiver)	$1,000	$934.90	$5.18	1.07%
A Class (before waiver)	$1,000	$934.90(2)	$5.37	1.11%
B Class (after waiver)	$1,000	$931.30	$8.79	1.82%
B Class (before waiver)	$1,000	$931.30(2)	$8.98	1.86%
C Class (after waiver)	$1,000	$931.30	$8.79	1.82%
C Class (before waiver)	$1,000	$931.30(2)	$8.98	1.86%
R Class (after waiver)	$1,000	$935.30	$6.39	1.32%
R Class (before waiver)	$1,000	$935.30(2)	$6.58	1.36%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.90	$4.14	0.82%
Investor Class (before waiver)	$1,000	$1,020.70	$4.34	0.86%
Institutional Class (after waiver)	$1,000	$1,021.90	$3.13	0.62%
Institutional Class (before waiver)	$1,000	$1,021.70	$3.34	0.66%
A Class (after waiver)	$1,000	$1,019.65	$5.40	1.07%
A Class (before waiver)	$1,000	$1,019.45	$5.60	1.11%
B Class (after waiver)	$1,000	$1,015.90	$9.17	1.82%
B Class (before waiver)	$1,000	$1,015.70	$9.37	1.86%
C Class (after waiver)	$1,000	$1,015.90	$9.17	1.82%
C Class (before waiver)	$1,000	$1,015.70	$9.37	1.86%
R Class (after waiver)	$1,000	$1,018.40	$6.66	1.32%
R Class (before waiver)	$1,000	$1,018.20	$6.86	1.36%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 93.0%
AEROSPACE AND DEFENSE — 0.4%
L-3 Communications Corp., 6.375%, 10/15/15(1)	$250,000	$255,938
Triumph Group, Inc., 8.00%, 11/15/17(1)	1,200,000	1,257,000
		1,512,938
AIRLINES — 0.3%
American Airlines Pass-Through Trust, 7.00%, 1/31/18(2)	993,399	814,587
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 1/2/24(1)	396,361	385,461
		1,200,048
AUTO COMPONENTS — 2.4%
Allison Transmission, Inc., 7.125%, 5/15/19(1)(2)	700,000	637,000
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)(2)	450,000	470,250
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(1)	1,700,000	1,606,500
Dana Holding Corp., 6.75%, 2/15/21(1)	750,000	716,250
Delphi Corp., 5.875%, 5/15/19(1)(2)	1,475,000	1,379,125
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(1)	324,000	352,350
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(1)	500,000	511,250
Tenneco, Inc., 8.125%, 11/15/15(1)	500,000	512,500
Tomkins LLC / Tomkins, Inc., 9.00%, 10/1/18(1)(2)	900,000	927,000
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	500,000	535,000
UCI International, Inc., 8.625%, 2/15/19(1)	250,000	232,812
Visteon Corp., 6.75%, 4/15/19(1)(2)	1,000,000	905,000
		8,785,037
AUTOMOBILES — 2.4%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19(1)(2)	1,700,000	1,334,500
Ford Motor Co., 7.45%, 7/16/31(1)	1,150,000	1,306,499
Ford Motor Credit Co. LLC, 8.70%, 10/1/14(1)	1,000,000	1,083,183
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	2,200,000	2,132,752
Ford Motor Credit Co. LLC, 8.125%, 1/15/20(1)	1,000,000	1,139,527
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,000,000	993,340
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	670,000	668,606
Jaguar Land Rover plc, 8.125%, 5/15/21(2)	250,000	221,250
		8,879,657
BUILDING PRODUCTS — 0.6%
Boise Cascade LLC, 7.125%, 10/15/14(1)	899,000	874,278
Masco Corp., 6.125%, 10/3/16	1,000,000	976,833
Masonite International Corp., 8.25%, 4/15/21(1)(2)	250,000	226,875
		2,077,986
CAPITAL MARKETS — 0.2%
Dresdner Funding Trust I, 8.151%, 6/30/31(1)(2)	1,250,000	775,000
CHEMICALS — 1.6%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	1,000,000	830,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(1)	1,000,000	737,500
Lyondell Chemical Co., 8.00%, 11/1/17(2)	931,000	1,007,808
Lyondell Chemical Co., 11.00%, 5/1/18(1)	1,000,000	1,085,000
Momentive Performance Materials, Inc., 9.00%, 1/15/21(1)	1,000,000	690,000
Nalco Co., 8.25%, 5/15/17(1)	250,000	273,750
Solutia, Inc., 8.75%, 11/1/17(1)	1,000,000	1,070,000
		5,694,058
COMMERCIAL BANKS — 1.3%
LBG Capital No.1 PLC, 7.875%, 11/1/20(2)	1,000,000	735,000
Lloyds Banking Group plc, VRN, 6.657%, 5/21/37(2)(4)(5)	2,000,000	890,000
Regions Bank, 6.45%, 6/26/37(1)	2,500,000	2,125,000
Regions Financial Corp., 5.75%, 6/15/15(1)	750,000	727,500
Regions Financing Trust II, VRN, 6.625%, 5/15/27(1)	500,000	410,000
		4,887,500

7

Principal Amount	Value
COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ACCO Brands Corp., 10.625%, 3/15/15(1)	$500,000	$540,000
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)(2)	850,000	743,750
CDRT Merger Sub, Inc., 8.125%, 6/1/19(1)(2)	500,000	465,000
Iron Mountain, Inc., 8.375%, 8/15/21(1)	500,000	512,500
		2,261,250
COMMUNICATIONS EQUIPMENT — 1.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29(1)	751,000	627,085
Avaya, Inc., 7.00%, 4/1/19(1)(2)	1,450,000	1,239,750
CommScope, Inc., 8.25%, 1/15/19(2)	1,000,000	980,000
Crown Castle International Corp., 9.00%, 1/15/15(1)	1,000,000	1,065,000
Viasat, Inc., 8.875%, 9/15/16(1)	450,000	459,000
		4,370,835
COMPUTERS AND PERIPHERALS — 0.2%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(1)	650,000	650,000
CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18(1)	1,000,000	860,000
CONSTRUCTION MATERIALS — 1.4%
Associated Materials LLC, 9.125%, 11/1/17(1)	500,000	407,500
Building Materials Corp. of America, 6.75%, 5/1/21(1)(2)	1,060,000	1,009,650
Covanta Holding Corp., 7.25%, 12/1/20(1)	800,000	803,466
Euramax International, Inc., 9.50%, 4/1/16(1)(2)	1,000,000	802,500
Headwaters, Inc., 7.625%, 4/1/19(1)	500,000	385,000
Nortek, Inc., 8.50%, 4/15/21(1)(2)	500,000	405,000
USG Corp., 8.375%, 10/15/18(1)(2)	1,500,000	1,260,000
		5,073,116
CONSUMER FINANCE — 2.4%
CIT Group, Inc., 7.00%, 5/1/14	88,544	90,426
CIT Group, Inc., 7.00%, 5/1/15	775	770
CIT Group, Inc., 7.00%, 5/4/15(2)	908,000	902,325
CIT Group, Inc., 7.00%, 5/1/16	626	608
CIT Group, Inc., 7.00%, 5/2/16(2)	3,264,000	3,174,240
CIT Group, Inc., 7.00%, 5/1/17	476	462
CIT Group, Inc., 7.00%, 5/2/17(2)	2,120,000	2,059,050
Interactive Data Corp., 10.25%, 8/1/18	250,000	270,000
National Money Mart Co., 10.375%, 12/15/16	500,000	515,000
Residential Capital LLC, 9.625%, 5/15/15(1)	1,000,000	780,000
Springleaf Finance Corp., 4.875%, 7/15/12(1)	500,000	468,750
Springleaf Finance Corp., 5.40%, 12/1/15(1)	500,000	367,500
		8,629,131
CONTAINERS AND PACKAGING — 1.5%
AEP Industries, Inc., 8.25%, 4/15/19(1)	1,975,000	1,871,313
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	800,000	768,000
Ball Corp., 6.625%, 3/15/18(1)	250,000	252,500
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,055,000
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17(1)	500,000	505,625
Packaging Dynamics Corp., 8.75%, 2/1/16(1)(2)	1,100,000	1,083,500
		5,535,938
DISTRIBUTORS — 0.1%
McJunkin Red Man Corp., 9.50%, 12/15/16	500,000	460,000
DIVERSIFIED FINANCIAL SERVICES — 3.5%
Ally Financial, Inc., 8.30%, 2/12/15(1)	2,750,000	2,725,937
Ally Financial, Inc., 6.25%, 12/1/17(1)	2,000,000	1,751,002
Ally Financial, Inc., 8.00%, 3/15/20(1)	1,000,000	928,120
Ally Financial, Inc., 8.00%, 11/1/31	500,000	441,250
BAC Capital Trust XI, 6.625%, 5/23/36(1)	750,000	570,823
BankAmerica Capital II, 8.00%, 12/15/26(1)	900,000	841,500
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(1)	500,000	491,250

8

Principal Amount	Value
Fleet Capital Trust II, 7.92%, 12/11/26(1)	$750,000	$680,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	750,000	752,813
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17(1)	1,000,000	980,000
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17(4)(5)	2,000,000	970,000
Royal Bank of Scotland Group plc, VRN, 7.648%, 9/30/31(1)	500,000	327,500
UPCB Finance III Ltd., 6.625%, 7/1/20(1)(2)	1,500,000	1,417,500
		12,878,320
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Cincinnati Bell, Inc., 8.75%, 3/15/18(1)	1,550,000	1,383,375
Frontier Communications Corp., 6.25%, 1/15/13(1)	461,000	464,458
Frontier Communications Corp., 8.25%, 4/15/17(1)	1,000,000	975,000
Frontier Communications Corp., 7.125%, 3/15/19(1)	600,000	574,500
Frontier Communications Corp., 8.50%, 4/15/20(1)	1,500,000	1,462,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(1)	750,000	766,875
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(1)(2)	2,000,000	1,860,000
Intelsat Luxembourg SA, 11.25%, 2/4/17(1)	1,500,000	1,305,000
Level 3 Financing, Inc., 9.25%, 11/1/14(1)	1,161,000	1,152,292
Level 3 Financing, Inc., 10.00%, 2/1/18(1)	1,000,000	965,000
Sprint Capital Corp., 6.90%, 5/1/19(1)	2,150,000	1,859,750
Sprint Capital Corp., 8.75%, 3/15/32(1)	1,000,000	873,750
Virgin Media Finance plc, 8.375%, 10/15/19(1)	1,150,000	1,227,625
Windstream Corp., 7.875%, 11/1/17(1)	1,500,000	1,526,250
Windstream Corp., 7.75%, 10/15/20(1)	1,000,000	980,000
		17,376,375
ELECTRIC UTILITIES — 1.0%
AES Corp. (The), 9.75%, 4/15/16(1)	500,000	540,000
AES Corp. (The), 8.00%, 10/15/17(1)	2,250,000	2,272,500
Edison Mission Energy, 7.00%, 5/15/17(1)	1,300,000	780,000
		3,592,500
ELECTRICAL EQUIPMENT — 0.3%
Belden, Inc., 9.25%, 6/15/19(1)	1,000,000	1,085,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	750,000	735,000
NXP BV / NXP Funding LLC, 9.50%, 10/15/15(1)	250,000	259,688
NXP BV / NXP Funding LLC, 9.75%, 8/1/18(1)(2)	500,000	525,000
Sanmina-SCI Corp., 7.00%, 5/15/19(1)(2)	2,000,000	1,770,000
		3,289,688
ENERGY EQUIPMENT AND SERVICES — 0.7%
Basic Energy Services, Inc., 7.75%, 2/15/19(1)(2)	1,200,000	1,146,000
Parker Drilling Co., 9.125%, 4/1/18(1)	500,000	507,500
Pioneer Drilling Co., 9.875%, 3/15/18(1)	775,000	813,750
		2,467,250
FOOD AND STAPLES RETAILING — 1.5%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)(2)	1,000,000	975,000
Ingles Markets, Inc., 8.875%, 5/15/17(1)	1,000,000	1,052,500
Rite Aid Corp., 7.50%, 3/1/17(1)	750,000	720,000
SUPERVALU, Inc., 8.00%, 5/1/16(1)	1,640,000	1,558,000
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,046,250
		5,351,750
FOOD PRODUCTS — 1.0%
Del Monte Foods Co., 7.625%, 2/15/19(1)(2)	1,100,000	935,000
Michael Foods, Inc., 9.75%, 7/15/18	1,603,000	1,663,113
Smithfield Foods, Inc., 7.75%, 7/1/17(1)	1,100,000	1,135,750
		3,733,863

9

Principal Amount	Value
GAS UTILITIES — 0.6%
El Paso Corp., 7.25%, 6/1/18(1)	$500,000	$562,241
Energy Transfer Equity LP, 7.50%, 10/15/20(1)	1,000,000	1,032,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	750,000	765,000
		2,359,741
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Alere, Inc., 9.00%, 5/15/16(1)	1,000,000	960,000
Biomet, Inc., 10.00%, 10/15/17(1)	600,000	621,000
Biomet, Inc., 11.625%, 10/15/17(1)	1,975,000	2,058,938
		3,639,938
HEALTH CARE PROVIDERS AND SERVICES — 4.7%
Capella Healthcare, Inc., 9.25%, 7/1/17(1)(2)	1,100,000	1,050,500
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(1)	1,450,000	1,428,250
DaVita, Inc., 6.625%, 11/1/20(1)	250,000	241,250
Gentiva Health Services, Inc., 11.50%, 9/1/18(1)	1,000,000	800,000
HCA Holdings, Inc., 7.75%, 5/15/21(1)(2)	1,500,000	1,413,750
HCA, Inc., 6.50%, 2/15/16(1)	1,350,000	1,296,000
HCA, Inc., 8.50%, 4/15/19(1)	1,500,000	1,597,500
HCA, Inc., 7.875%, 2/15/20(1)	110,000	114,400
HCA, Inc., 7.50%, 2/15/22(1)	1,500,000	1,387,500
HCA, Inc., 7.69%, 6/15/25(1)	2,000,000	1,810,000
Healthsouth Corp., 8.125%, 2/15/20(1)	500,000	471,250
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19(1)(2)	500,000	407,500
Radiation Therapy Services, Inc., 9.875%, 4/15/17(1)	1,305,000	1,119,037
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,062,500
Tenet Healthcare Corp., 8.00%, 8/1/20(1)	1,600,000	1,460,000
Universal Health Services, Inc., 7.00%, 10/1/18(1)	500,000	490,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(1)	1,050,000	941,063
		17,091,125
HOTELS, RESTAURANTS AND LEISURE — 5.4%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14(1)	1,216,000	1,182,560
Ameristar Casinos, Inc., 7.50%, 4/15/21(1)(2)	2,000,000	1,945,000
Boyd Gaming Corp., 9.125%, 12/1/18(1)(2)	250,000	206,875
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(1)	2,750,000	2,787,812
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(1)	2,000,000	1,200,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(1)(2)	1,450,000	1,370,250
Dave & Buster’s, Inc., 11.00%, 6/1/18	700,000	698,250
DineEquity, Inc., 9.50%, 10/30/18(1)	1,000,000	997,500
Fiesta Restaurant Group, 8.875%, 8/15/16(2)	250,000	244,375
Marina District Finance Co., Inc., 9.50%, 10/15/15(1)	850,000	771,375
Marina District Finance Co., Inc., 9.875%, 8/15/18(1)	100,000	84,000
MGM Resorts International, 6.75%, 9/1/12(1)	300,000	295,500
MGM Resorts International, 10.375%, 5/15/14(1)	250,000	274,063
MGM Resorts International, 7.625%, 1/15/17(1)	2,500,000	2,156,250
MGM Resorts International, 9.00%, 3/15/20(1)	1,350,000	1,409,062
Pinnacle Entertainment, Inc., 7.50%, 6/15/15(1)	250,000	241,875
Pinnacle Entertainment, Inc., 8.625%, 8/1/17(1)	1,000,000	1,012,500
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16(1)	750,000	763,125
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(1)	600,000	646,500
Wyndham Worldwide Corp., 5.625%, 3/1/21(1)	500,000	503,273
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(1)	1,000,000	1,055,000
		19,845,145

10

Principal Amount	Value
HOUSEHOLD DURABLES — 2.3%
Beazer Homes USA, Inc., 6.875%, 7/15/15(1)	$750,000	$510,000
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(1)	750,000	566,250
KB Home, 6.25%, 6/15/15(1)	1,000,000	805,000
Lennar Corp., 5.60%, 5/31/15(1)	1,250,000	1,143,750
Lennar Corp., 6.50%, 4/15/16(1)	500,000	462,500
Lennar Corp., 6.95%, 6/1/18(1)	800,000	716,000
Meritage Homes Corp., 6.25%, 3/15/15(1)	750,000	723,750
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	958,000	1,015,480
Standard Pacific Corp., 8.375%, 5/15/18(1)	2,250,000	1,923,750
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	680,000	697,619
		8,564,099
HOUSEHOLD PRODUCTS — 2.2%
American Achievement Corp., 10.875%, 4/15/16(1)(2)	1,000,000	765,000
Central Garden and Pet Co., 8.25%, 3/1/18	2,120,000	2,035,200
Jarden Corp., 8.00%, 5/1/16	1,250,000	1,326,562
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, 9.00%, 5/15/18(1)(2)	1,000,000	850,000
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, 7.125%, 4/15/19(1)(2)	2,000,000	1,870,000
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, 7.875%, 8/15/19(1)(2)	750,000	727,500
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19(1)(2)	250,000	221,250
YCC Holdings LLC/ Yankee Finance, Inc., PIK, 10.25%, 2/15/16(1)	500,000	427,500
		8,223,012
INDUSTRIAL CONGLOMERATES — 0.8%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	900,000	954,000
Harland Clarke Holdings Corp., 9.50%, 5/15/15(1)	1,405,000	1,046,725
Harland Clarke Holdings Corp., VRN, 6.00%, 11/21/11(1)	250,000	166,250
SPX Corp., 7.625%, 12/15/14(1)	650,000	698,750
		2,865,725
INSURANCE — 2.6%
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)(2)	500,000	455,000
American International Group, Inc., 6.25%, 3/15/37(1)	1,250,000	871,875
American International Group, Inc., VRN, 8.175%, 5/15/38(1)	1,000,000	886,250
Genworth Financial, Inc., VRN, 6.15%, 11/15/16(1)	1,000,000	505,000
International Lease Finance Corp., 5.75%, 5/15/16(1)	2,000,000	1,780,410
International Lease Finance Corp., 8.75%, 3/15/17(1)	1,450,000	1,460,875
International Lease Finance Corp., 8.25%, 12/15/20(1)	1,000,000	982,500
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)(2)	1,000,000	855,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)(2)	1,000,000	906,563
Swiss Re Capital I LP, VRN, 6.854%, 5/25/16(1)(2)	1,000,000	915,004
		9,618,477
INTERNET SOFTWARE AND SERVICES — 0.1%
Equinix, Inc., 7.00%, 7/15/21(1)	500,000	499,375
IT SERVICES — 1.9%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,000,000	1,045,000
First Data Corp., 9.875%, 9/24/15(1)	552,000	465,060
First Data Corp., 11.25%, 3/31/16(1)	500,000	340,000
First Data Corp., 7.375%, 6/15/19(1)(2)	1,500,000	1,338,750
First Data Corp., 8.875%, 8/15/20(1)(2)	1,000,000	945,000
First Data Corp., 8.25%, 1/15/21(1)(2)	1,349,000	1,072,455
First Data Corp., 12.625%, 1/15/21(1)(2)	1,349,000	1,005,005
SunGard Data Systems, Inc., 10.25%, 8/15/15(1)	600,000	609,000
		6,820,270

11

Principal Amount	Value
MACHINERY — 0.9%
Case New Holand, Inc., 7.875%, 12/1/17(1)	$1,250,000	$1,337,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)(2)	750,000	699,375
Navistar International Corp., 8.25%, 11/1/21(1)	427,000	440,344
Oshkosh Corp., 8.25%, 3/1/17(1)	850,000	828,750
Oshkosh Corp., 8.50%, 3/1/20(1)	100,000	97,500
		3,403,469
MARINE — 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.875%, 11/1/17(1)	500,000	490,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19(2)	500,000	420,000
		910,000
MEDIA — 11.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,800,000	1,638,000
AMC Networks, Inc., 7.75%, 7/15/21(2)	200,000	206,000
Cablevision Systems Corp., 8.625%, 9/15/17(1)	1,500,000	1,569,375
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	500,000	502,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(1)	2,000,000	2,045,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19(1)	2,250,000	2,193,750
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(2)	1,129,000	728,205
Cenveo Corp., 7.875%, 12/1/13(1)	1,250,000	881,250
Cenveo Corp., 8.375%, 6/15/14(1)	350,000	272,125
Cinemark USA, Inc., 8.625%, 6/15/19(1)	700,000	724,500
Clear Channel Communications, Inc., 10.75%, 8/1/16(1)	1,750,000	914,375
Clear Channel Communications, Inc., 9.00%, 3/1/21	500,000	373,750
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)	100,000	102,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)	1,400,000	1,438,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)(2)	1,000,000	847,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)(2)	500,000	426,250
CSC Holdings LLC, 8.50%, 4/15/14(1)	1,000,000	1,083,750
Cumulus Media, Inc., 7.75%, 5/1/19(1)(2)	1,100,000	932,250
DISH DBS Corp., 7.00%, 10/1/13(1)	1,000,000	1,042,500
DISH DBS Corp., 7.125%, 2/1/16(1)	1,000,000	1,017,500
DISH DBS Corp., 6.75%, 6/1/21(1)(2)	1,600,000	1,536,000
Global Crossing Ltd., 12.00%, 9/15/15(1)	250,000	284,687
Gray Television, Inc., 10.50%, 6/29/15(1)	1,000,000	910,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	250,000	285,625
Lamar Media Corp., 7.875%, 4/15/18(1)	300,000	301,500
McClatchy Co. (The), 11.50%, 2/15/17(1)	500,000	436,250
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15(1)	750,000	750,000
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(1)	750,000	750,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(1)	1,200,000	1,191,000
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(1)	487,000	555,180
PAETEC Holding Corp., 8.875%, 6/30/17(1)	750,000	791,250
RR Donnelley & Sons Co., 7.25%, 5/15/18(1)	1,250,000	1,130,000
Salem Communications Corp., 9.625%, 12/15/16(1)	279,000	280,395
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	1,000,000	1,055,000
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	950,000	1,002,250

12

Principal Amount	Value
Sinclair Television Group, Inc., 8.375%, 10/15/18(1)	$1,000,000	$990,000
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	1,900,000	2,066,250
Sirius XM Radio, Inc., 9.75%, 9/1/15(1)(2)	500,000	543,750
Univision Communications, Inc., 6.875%, 5/15/19(1)(2)	750,000	671,250
Univision Communications, Inc., 8.50%, 5/15/21(1)(2)	1,600,000	1,256,000
Valassis Communications, Inc., 6.625%, 2/1/21(1)	1,000,000	940,000
Videotron Ltee, 9.125%, 4/15/18(1)	1,000,000	1,095,000
Visant Corp., 10.00%, 10/1/17(1)	1,250,000	1,162,500
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	2,000,000	1,710,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	1,000,000	856,250
WMG Acquisition Corp., 9.50%, 6/15/16	1,250,000	1,271,875
		42,761,092
METALS AND MINING — 1.7%
AK Steel Corp., 7.625%, 5/15/20(1)	1,000,000	881,250
Aleris International, Inc., 7.625%, 2/15/18(1)(2)	700,000	631,750
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 7/15/19(2)	500,000	455,000
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)(2)	1,500,000	1,402,500
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)(2)	1,000,000	885,000
Novelis, Inc., 8.375%, 12/15/17(1)	1,000,000	995,000
Steel Dynamics, Inc., 7.625%, 3/15/20(1)	400,000	401,500
United States Steel Corp., 7.375%, 4/1/20(1)	500,000	452,500
		6,104,500
MULTI-UTILITIES — 3.7%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)(2)	600,000	618,000
Calpine Corp., 7.25%, 10/15/17(1)(2)	1,500,000	1,455,000
Calpine Corp., 7.875%, 7/31/20(1)(2)	500,000	485,000
Dynegy Holdings, Inc., 7.75%, 6/1/19(1)	1,000,000	610,000
Energy Future Holdings Corp., 10.875%, 11/1/17(1)	393,000	318,330
Energy Future Holdings Corp., 10.00%, 1/15/20(1)	1,000,000	975,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	1,936,480
GenOn Energy, Inc., 9.50%, 10/15/18(1)	2,000,000	1,890,000
NRG Energy, Inc., 7.625%, 1/15/18(1)(2)	2,395,000	2,239,325
NRG Energy, Inc., 7.625%, 5/15/19(1)(2)	2,000,000	1,830,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15(1)	1,000,000	380,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)(2)	1,000,000	805,000
		13,542,135
MULTILINE RETAIL — 0.2%
JC Penney Corp., Inc., 5.75%, 2/15/18(1)	500,000	490,000
Macy’s Retail Holdings, Inc., 6.375%, 3/15/37(1)	250,000	275,847
		765,847
OIL, GAS AND CONSUMABLE FUELS — 8.5%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(1)	1,000,000	937,500
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	750,000	721,875
Antero Resources Finance Corp., 7.25%, 8/1/19(1)(2)	1,000,000	955,000
Arch Coal, Inc., 8.75%, 8/1/16(1)	500,000	532,500
Arch Coal, Inc., 7.00%, 6/15/19(1)(2)	500,000	477,500
Arch Coal, Inc., 7.25%, 10/1/20(1)	1,600,000	1,544,000
Bill Barrett Corp., 9.875%, 7/15/16(1)	2,000,000	2,190,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19(1)(2)	100,000	93,500
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	250,000	263,125
Chesapeake Energy Corp., 6.625%, 8/15/20(1)	1,500,000	1,552,500
Chesapeake Energy Corp., 6.125%, 2/15/21(1)	1,000,000	1,012,500

13

Principal Amount	Value
Cimarex Energy Co., 7.125%, 5/1/17(1)	$750,000	$761,250
Consol Energy, Inc., 8.00%, 4/1/17(1)	1,700,000	1,785,000
Denbury Resources, Inc., 8.25%, 2/15/20(1)	896,000	945,280
Denbury Resources, Inc., 6.375%, 8/15/21(1)	100,000	97,500
Encore Acquisition Co., 9.50%, 5/1/16(1)	750,000	813,750
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	490,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	750,000	682,500
Forest Oil Corp., 8.50%, 2/15/14(1)	900,000	956,250
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(1)	1,000,000	945,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19(1)(2)	1,250,000	1,156,250
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20(1)	1,500,000	1,552,500
MEG Energy Corp., 6.50%, 3/15/21(2)	500,000	481,250
Peabody Energy Corp., 7.375%, 11/1/16(1)	500,000	551,875
Peabody Energy Corp., 6.50%, 9/15/20(1)	100,000	105,625
Pioneer Natural Resources Co., 6.65%, 3/15/17(1)	500,000	538,112
Plains Exploration & Production Co., 8.625%, 10/15/19(1)	1,000,000	1,080,000
Plains Exploration & Production Co., 6.625%, 5/1/21(1)	1,000,000	986,250
Range Resources Corp., 5.75%, 6/1/21(1)	1,000,000	1,042,500
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	1,550,000	1,507,375
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	750,000	697,500
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	1,250,000	1,231,250
Stone Energy Corp., 8.625%, 2/1/17(1)	750,000	708,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(1)	350,000	351,750
Venoco, Inc., 8.875%, 2/15/19(1)	1,450,000	1,254,250
		31,001,767
PAPER AND FOREST PRODUCTS — 1.3%
AbitibiBowater, Inc., 10.25%, 10/15/18(1)(2)	394,000	413,700
Domtar Corp., 9.50%, 8/1/16(1)	1,000,000	1,190,000
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	552,998
Georgia-Pacific LLC, 7.125%, 1/15/17(1)(2)	150,000	157,464
NewPage Corp., 11.375%, 12/31/14(4)	500,000	373,750
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)(2)	1,500,000	1,282,500
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19(1)	1,250,000	868,750
		4,839,162
PERSONAL PRODUCTS — 0.4%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	1,500,000	1,507,500
PHARMACEUTICALS — 1.1%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(2)	950,000	958,312
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(2)	1,000,000	935,000
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)(2)	1,000,000	910,000
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)	250,000	217,813
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,000,000	960,000
		3,981,125
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Felcor Lodging LP, 6.75%, 6/1/19(1)(2)	750,000	675,000
Host Hotels & Resorts LP, 6.75%, 6/1/16(1)	1,000,000	1,005,000
Host Hotels & Resorts LP, 5.875%, 6/15/19(1)(2)	600,000	576,000
iStar Financial, Inc., 5.95%, 10/15/13(1)	750,000	658,125
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(1)(2)	1,500,000	1,432,500

14

Principal Amount	Value
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)	$750,000	$850,057
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(1)	1,500,000	1,402,500
		6,599,182
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(1)	800,000	906,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(1)	800,000	772,000
Realogy Corp., 10.50%, 4/15/14(1)	1,000,000	865,000
		2,543,000
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)	1,200,000	1,206,000
Freescale Semiconductor, Inc., 8.875%, 12/15/14(1)	94,000	95,880
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)(2)	663,000	692,835
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)(2)	750,000	774,375
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18(1)	1,000,000	1,060,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	860,000
		4,689,090
SPECIALTY RETAIL — 3.4%
Asbury Automotive Group, Inc., 7.625%, 3/15/17(1)	250,000	240,000
Asbury Automotive Group, Inc., 8.375%, 11/15/20(1)	250,000	242,500
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	1,650,000	1,641,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(1)	800,000	796,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19(1)	1,000,000	920,000
Hertz Corp. (The), 7.375%, 1/15/21(1)	1,350,000	1,240,312
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	470,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)(2)	1,000,000	1,005,000
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	700,000	675,500
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(1)	609,000	609,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17(1)(2)	250,000	263,750
Sonic Automotive, Inc., 9.00%, 3/15/18(1)	250,000	251,875
Stewart Enterprises, Inc., 6.50%, 4/15/19(1)	600,000	583,500
Toys “R” Us Delaware, Inc., 7.375%, 9/1/16(1)(2)	200,000	192,000
Toys “R” Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,062,500
Toys “R” Us Property Co. II LLC, 8.50%, 12/1/17(1)	900,000	882,000
United Rentals (North America), Inc., 8.375%, 9/15/20(1)	1,500,000	1,383,750
		12,459,437
TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19(1)(2)	1,250,000	1,068,750
Gymboree Corp., 9.125%, 12/1/18(1)	1,500,000	1,117,500
Hanesbrands, Inc., 8.00%, 12/15/16(1)	500,000	531,250
Hanesbrands, Inc., 6.375%, 12/15/20(1)	1,250,000	1,218,750
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	1,000,000	1,052,500
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	527,500
Ltd. Brands, Inc., 6.625%, 4/1/21(1)	750,000	759,375
Phillips-Van Heusen Corp., 7.375%, 5/15/20(1)	200,000	209,500
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	1,360,000	1,363,400
		7,848,525
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Cricket Communications, Inc., 7.75%, 10/15/20(1)	1,500,000	1,308,750
Cricket Communications, Inc., 7.75%, 10/15/20(1)(2)	500,000	432,500
MetroPCS Wireless, Inc., 7.875%, 9/1/18(1)	1,000,000	975,000
MetroPCS Wireless, Inc., 6.625%, 11/15/20(1)	1,000,000	882,500

15

	Principal Amount/ Shares	Value
Nextel Communications, Inc., 7.375%, 8/1/15(1)	$2,500,000	$2,381,250
NII Capital Corp., 7.625%, 4/1/21(1)	500,000	498,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.493%, 2/2/16(1)(2)	250,000	230,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 2/2/21(1)(2)	700,000	588,840
		7,298,215
TOTAL CORPORATE BONDS (Cost $359,781,922)		341,208,193
Exchange-Traded Funds — 0.7%
iShares iBoxx $ High Yield Corporate Bond Fund (Cost $2,815,767)	32,100	2,655,633
Commercial Mortgage-Backed Securities(3) — 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.248%, 12/10/46	$280,828	282,037
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.843%, 7/15/40(1)	900,000	766,127
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,132,851)		1,048,164

	Shares	Value
Common Stocks — 0.3%
BUILDING PRODUCTS†
Nortek, Inc.(5)	650	$14,381
COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(5)	9,111	276,701
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts, Inc.(5)	10,800	400,356
MEDIA — 0.1%
Charter Communications, Inc., Class A(5)	6,913	323,805
TOTAL COMMON STOCKS (Cost $2,016,409)		1,015,243
Preferred Stocks†
DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(2) (Cost $164,281)	175	115,635
Temporary Cash Investments — 3.6%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $4,159,345), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $4,076,059)		4,076,056
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,579,749), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $3,493,765)		3,493,762
SSgA U.S. Government Money Market Fund	5,571,637	5,571,637
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,141,455)		13,141,455
TOTAL INVESTMENT SECURITIES — 97.9% (Cost $379,052,685)		359,184,323
OTHER ASSETS AND LIABILITIES — 2.1%		7,680,872
TOTAL NET ASSETS — 100.0%		$366,865,195

16

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America High Yield 14 Index	$6,000,000	Sell*	5.00%	6/20/15	$(143,679)	$(128,310)	$(271,989)
Barclays Bank plc/CDX North America High Yield 11 Index	1,740,000	Sell*	5.00%	12/20/13	(178,054)	157,333	(20,721)
Barclays Bank plc/ Community Health Systems, Inc.	1,400,000	Sell*	5.00%	12/20/12	57,215	(42,120)	15,095
							$(277,615)

*	The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
LB-UBS = Lehman Brothers, Inc. - UBS AG
OJSC = Open Joint Stock Company
PIK = Payment in Kind
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $9,140,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $99,266,069, which represented 27.1% of total net assets. None of these securities were considered illiquid.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	Security is in default.
(5)	Non-income producing.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $379,052,685)	$359,184,323
Deposits with broker for swap agreements	280,000
Receivable for investments sold	2,027,350
Receivable for capital shares sold	313,248
Swap agreements, at value (including net premiums paid (received) of $57,215)	15,095
Dividends and interest receivable	8,692,180
370,512,196

Liabilities
Disbursements in excess of demand deposit cash	19,407
Payable for investments purchased	2,003,660
Payable for capital shares redeemed	1,023,452
Swap agreements, at value (including net premiums paid (received) of $(321,733))	292,710
Accrued management fees	239,128
Distribution and service fees payable	23,428
Dividends payable	45,216
3,647,001

Net Assets	$366,865,195

Net Assets Consist of:
Capital paid in	$375,470,320
Accumulated net investment loss	(239,979)
Undistributed net realized gain	11,516,313
Net unrealized depreciation	(19,881,459)
$366,865,195

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$162,363,451	28,922,382	$5.61
Institutional Class	$148,696,986	26,487,517	$5.61
A Class	$35,823,323	6,381,487	$5.61	*
B Class	$1,043,943	185,957	$5.61
C Class	$16,551,125	2,948,221	$5.61
R Class	$2,386,367	424,970	$5.62

*Maximum offering price $5.87 (net asset value divided by 0.955)

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,533,918
Dividends	186,742
15,720,660

Expenses:
Management fees	1,571,953
Distribution and service fees:
A Class	53,869
B Class	6,173
C Class	92,915
R Class	5,551
Trustees’ fees and expenses	13,341
1,743,802
Fees waived	(76,438)
1,667,364

Net investment income (loss)	14,053,296

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,489,511
Futures contract transactions	298,709
Swap agreement transactions	246,561
6,034,781

Change in net unrealized appreciation (depreciation) on:
Investments	(45,209,091)
Futures contracts	13,912
Swap agreements	(762,553)
(45,957,732)

Net realized and unrealized gain (loss)	(39,922,951)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,869,655)

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$14,053,296	$24,790,208
Net realized gain (loss)	6,034,781	12,845,421
Change in net unrealized appreciation (depreciation)	(45,957,732)	4,483,032
Net increase (decrease) in net assets resulting from operations	(25,869,655)	42,118,661

Distributions to Shareholders
From net investment income:
Investor Class	(6,566,188)	(12,416,949)
Institutional Class	(5,589,661)	(8,767,272)
A Class	(1,461,465)	(2,769,362)
B Class	(37,283)	(93,849)
C Class	(561,106)	(1,095,469)
R Class	(72,789)	(118,876)
Decrease in net assets from distributions	(14,288,492)	(25,261,777)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	5,756,072	116,692,330

Net increase (decrease) in net assets	(34,402,075)	133,549,214

Net Assets
Beginning of period	401,267,270	267,718,056
End of period	$366,865,195	$401,267,270

Accumulated net investment loss	$(239,979)	$(21,999)

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income by investing in high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income. The fund pursues its objectives by investing primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yields.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

21

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

22

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5425% to 0.6600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The investment advisor voluntarily agreed to waive 0.055% of its management fee from April 1, 2011 through July 31, 2011, at which time the waiver was terminated. The total amount of the waiver for each class for the six months ended September 30, 2011 was $35,569, $28,369, $8,346, $237, $3,526 and $391 for the Investor Class, Institutional Class, A Class, B Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2011 was 0.85% for the Investor Class, A Class, B Class, C Class and R Class and 0.65% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2011 was 0.81% for the Investor Class, A Class, B Class, C Class and R Class and 0.61% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 45% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

23

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 were $46,632,621 and $46,082,787, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,317,596	$69,268,050	33,026,571	$198,409,318
Issued in reinvestment of distributions	978,478	5,909,901	1,897,094	11,470,227
Redeemed	(13,795,406)	(83,519,960)	(26,329,267)	(158,703,980)
	(1,499,332)	(8,342,009)	8,594,398	51,175,565
Institutional Class
Sold	3,142,227	19,489,924	8,602,118	52,099,980
Issued in reinvestment of distributions	938,214	5,589,661	1,450,014	8,767,183
Redeemed	(877,194)	(5,282,957)	(1,736,003)	(10,506,783)
	3,203,247	19,796,628	8,316,129	50,360,380
A Class
Sold	1,458,418	8,887,515	3,519,858	21,292,789
Issued in reinvestment of distributions	203,726	1,230,171	397,756	2,401,495
Redeemed	(2,573,100)	(15,482,861)	(2,328,235)	(14,009,852)
	(910,956)	(5,365,175)	1,589,379	9,684,432
B Class
Sold	16,363	98,918	37,040	224,940
Issued in reinvestment of distributions	4,168	25,207	11,226	67,674
Redeemed	(61,314)	(374,444)	(71,291)	(428,709)
	(40,783)	(250,319)	(23,025)	(136,095)
C Class
Sold	347,897	2,125,088	1,503,157	9,098,682
Issued in reinvestment of distributions	51,727	311,825	100,291	605,553
Redeemed	(526,295)	(3,178,521)	(823,446)	(4,952,051)
	(126,671)	(741,608)	780,002	4,752,184
R Class
Sold	166,242	1,014,922	248,695	1,496,440
Issued in reinvestment of distributions	12,195	72,789	19,334	116,983
Redeemed	(70,176)	(429,156)	(124,316)	(757,559)
	108,261	658,555	143,713	855,864
Net increase (decrease)	733,766	$5,756,072	19,400,596	$116,692,330

24

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$341,208,193	—
Exchange-Traded Funds	$2,655,633	—	—
Commercial Mortgage-Backed Securities	—	1,048,164	—
Common Stocks	1,015,243	—	—
Preferred Stocks	—	115,635	—
Temporary Cash Investments	5,571,637	7,569,818	—
Total Value of Investment Securities	$9,242,513	$349,941,810	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(13,097)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

Value of Derivative Instruments as of September 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$15,095	Swap agreements	$292,710

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$246,561	Change in net unrealized appreciation (depreciation) on swap agreements	$(762,553)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	298,709	Change in net unrealized appreciation (depreciation) on futures contracts	13,912
		$545,270		$(748,641)

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$379,056,489
Gross tax appreciation of investments	$6,133,912
Gross tax depreciation of investments	(26,006,078)
Net tax appreciation (depreciation) of investments	$(19,872,166)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(2)	$6.21	0.21(3)	(0.60)	(0.39)	(0.21)	$5.61	(6.40)%	0.82%(4)	0.86%(4)	6.95%(4)	6.91%(4)	12%	$162,363
2011	$5.92	0.45(3)	0.30	0.75	(0.46)	$6.21	13.23%	0.79%	0.86%	7.49%	7.42%	39%	$188,918
2010	$4.75	0.46(3)	1.17	1.63	(0.46)	$5.92	35.43%	0.77%	0.86%	8.36%	8.27%	36%	$129,231
2009	$5.97	0.40(3)	(1.17)	(0.77)	(0.45)	$4.75	(13.36)%	0.80%	0.87%	7.66%	7.59%	33%	$71,445
2008	$6.48	0.42	(0.51)	(0.09)	(0.42)	$5.97	(1.41)%	0.80%	0.87%	6.87%	6.80%	40%	$51,375
2007	$6.38	0.42	0.10	0.52	(0.42)	$6.48	8.54%	0.79%	0.87%	6.69%	6.61%	45%	$51,717
Institutional Class
2011(2)	$6.21	0.22(3)	(0.60)	(0.38)	(0.22)	$5.61	(6.30)%	0.62%(4)	0.66%(4)	7.15%(4)	7.11%(4)	12%	$148,697
2011	$5.92	0.46(3)	0.30	0.76	(0.47)	$6.21	13.46%	0.59%	0.66%	7.69%	7.62%	39%	$144,594
2010	$4.75	0.48(3)	1.16	1.64	(0.47)	$5.92	35.70%	0.57%	0.66%	8.56%	8.47%	36%	$88,626
2009	$5.97	0.41(3)	(1.17)	(0.76)	(0.46)	$4.75	(13.19)%	0.60%	0.67%	7.86%	7.79%	33%	$39,655
2008	$6.48	0.44	(0.51)	(0.07)	(0.44)	$5.97	(1.21)%	0.60%	0.67%	7.07%	7.00%	40%	$24,795
2007	$6.38	0.44	0.10	0.54	(0.44)	$6.48	8.76%	0.59%	0.67%	6.89%	6.81%	45%	$18,177

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:			Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2011(2)	$6.21	0.20(3)	(0.59)	(0.39)	(0.21)	$5.61	(6.51)%	1.07%(4)	1.11%(4)	6.70%(4)	6.66%(4)	12%	$35,823
2011	$5.92	0.44(3)	0.30	0.74	(0.45)	$6.21	12.95%	1.04%	1.11%	7.24%	7.17%	39%	$45,285
2010	$4.75	0.45(3)	1.17	1.62	(0.45)	$5.92	35.10%	1.02%	1.11%	8.11%	8.02%	36%	$33,769
2009	$5.97	0.39(3)	(1.17)	(0.78)	(0.44)	$4.75	(13.57)%	1.05%	1.12%	7.41%	7.34%	33%	$15,289
2008	$6.48	0.41	(0.51)	(0.10)	(0.41)	$5.97	(1.65)%	1.05%	1.12%	6.62%	6.55%	40%	$8,275
2007	$6.38	0.41	0.10	0.51	(0.41)	$6.48	8.27%	1.04%	1.12%	6.44%	6.36%	45%	$900
B Class
2011(2)	$6.21	0.18(3)	(0.60)	(0.42)	(0.18)	$5.61	(6.87)%	1.82%(4)	1.86%(4)	5.95%(4)	5.91%(4)	12%	$1,044
2011	$5.92	0.39(3)	0.30	0.69	(0.40)	$6.21	12.12%	1.79%	1.86%	6.49%	6.42%	39%	$1,408
2010	$4.75	0.40(3)	1.18	1.58	(0.41)	$5.92	34.12%	1.77%	1.86%	7.36%	7.27%	36%	$1,479
2009	$5.97	0.36(3)	(1.18)	(0.82)	(0.40)	$4.75	(14.22)%	1.80%	1.87%	6.66%	6.59%	33%	$1,187
2008	$6.48	0.36	(0.51)	(0.15)	(0.36)	$5.97	(2.39)%	1.80%	1.87%	5.87%	5.80%	40%	$1,119
2007	$6.38	0.36	0.10	0.46	(0.36)	$6.48	7.47%	1.79%	1.87%	5.69%	5.61%	45%	$1,358

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:			Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2011(2)	$6.21	0.18(3)	(0.60)	(0.42)	(0.18)	$5.61	(6.87)%	1.82%(4)	1.86%(4)	5.95%(4)	5.91%(4)	12%	$16,551
2011	$5.92	0.39(3)	0.30	0.69	(0.40)	$6.21	12.12%	1.79%	1.86%	6.49%	6.42%	39%	$19,096
2010	$4.75	0.41(3)	1.17	1.58	(0.41)	$5.92	34.11%	1.77%	1.86%	7.36%	7.27%	36%	$13,589
2009	$5.97	0.35(3)	(1.17)	(0.82)	(0.40)	$4.75	(14.22)%	1.80%	1.87%	6.66%	6.59%	33%	$3,120
2008	$6.48	0.36	(0.51)	(0.15)	(0.36)	$5.97	(2.39)%	1.80%	1.87%	5.87%	5.80%	40%	$1,678
2007	$6.38	0.36	0.10	0.46	(0.36)	$6.48	7.46%	1.79%	1.87%	5.69%	5.61%	45%	$2,002
R Class
2011(2)	$6.21	0.20(3)	(0.59)	(0.39)	(0.20)	$5.62	(6.47)%	1.32%(4)	1.36%(4)	6.45%(4)	6.41%(4)	12%	$2,386
2011	$5.92	0.42(3)	0.30	0.72	(0.43)	$6.21	12.67%	1.29%	1.36%	6.99%	6.92%	39%	$1,967
2010	$4.75	0.45(3)	1.16	1.61	(0.44)	$5.92	34.77%	1.27%	1.36%	7.86%	7.77%	36%	$1,025
2009	$5.97	0.37(3)	(1.16)	(0.79)	(0.43)	$4.75	(13.79)%	1.30%	1.37%	7.16%	7.09%	33%	$86
2008	$6.48	0.39	(0.51)	(0.12)	(0.39)	$5.97	(1.90)%	1.30%	1.37%	6.37%	6.30%	40%	$27
2007	$6.38	0.39	0.10	0.49	(0.39)	$6.48	8.00%	1.29%	1.37%	6.19%	6.11%	45%	$28

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Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with

33

comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

34

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

35

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73684   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Inflation Protection Bond Fund

President’s Letter	2
Performance	3
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	26
Approval of Management Agreement	29
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class(2)	APOIX	5.79%	6.70%	6.44%	5.30%	5/31/05
Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index(3)	—	1.47%	4.80%	5.23%	4.73%	—
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	—	8.33%	9.87%	7.10%	5.95%	—
Institutional Class(2)	APISX	5.91%	6.88%	6.73%	5.58%	5/31/05
A Class(2)(4) No sales charge* With sales charge*	APOAX	5.66% 3.24%	6.38% 3.97%	6.21% 5.72%	5.06% 4.69%	5/31/05
B Class(2) No sales charge* With sales charge*	APOBX	5.21% 0.21%	5.52% 1.52%	5.39% 5.23%	4.27% 4.27%	5/31/05
C Class(2) No sales charge* With sales charge*	APOCX	5.21% 4.21%	5.61% 5.61%	5.46% 5.46%	4.31% 4.31%	5/31/05
R Class(2)	APORX	5.56%	6.15%	5.95%	4.82%	5/31/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.
(3)
Effective August 2011, the fund’s benchmark changed from Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index to the shorter duration Barclays Capital U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index. The fund’s investment advisor believes this index better represents the fund’s current, shorter duration.

(4)
Prior to August 31, 2011, the A Class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance prior to that date has been adjusted to reflect this change is the sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices does not.

3

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.58%	0.38%	0.83%	1.58%	1.58%	1.08%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices does not.

4

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	2.4 years
Weighted Average Life	3.3 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	84.7%
Corporate Bonds	8.1%
Collateralized Mortgage Obligations	3.8%
Commercial Mortgage-Backed Securities	3.0%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.2%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11		Expenses Paid During Period(1) 4/1/11 - 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,057.90		$2.52	0.49%
Investor Class (before waiver)	$1,000	$1,057.90	(2)	$2.98	0.58%
Institutional Class (after waiver)	$1,000	$1,059.10		$1.49	0.29%
Institutional Class (before waiver)	$1,000	$1,059.10	(2)	$1.96	0.38%
A Class (after waiver)	$1,000	$1,056.60		$3.80	0.74%
A Class (before waiver)	$1,000	$1,056.60	(2)	$4.27	0.83%
B Class (after waiver)	$1,000	$1,052.10		$7.64	1.49%
B Class (before waiver)	$1,000	$1,052.10	(2)	$8.11	1.58%
C Class (after waiver)	$1,000	$1,052.10		$7.64	1.49%
C Class (before waiver)	$1,000	$1,052.10	(2)	$8.11	1.58%
R Class (after waiver)	$1,000	$1,055.60		$5.09	0.99%
R Class (before waiver)	$1,000	$1,055.60	(2)	$5.55	1.08%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.55		$2.48	0.49%
Investor Class (before waiver)	$1,000	$1,022.10		$2.93	0.58%
Institutional Class (after waiver)	$1,000	$1,023.55		$1.47	0.29%
Institutional Class (before waiver)	$1,000	$1,023.10		$1.92	0.38%
A Class (after waiver)	$1,000	$1,021.30		$3.74	0.74%
A Class (before waiver)	$1,000	$1,020.85		$4.19	0.83%
B Class (after waiver)	$1,000	$1,017.55		$7.52	1.49%
B Class (before waiver)	$1,000	$1,017.10		$7.97	1.58%
C Class (after waiver)	$1,000	$1,017.55		$7.52	1.49%
C Class (before waiver)	$1,000	$1,017.10		$7.97	1.58%
R Class (after waiver)	$1,000	$1,020.05		$5.00	0.99%
R Class (before waiver)	$1,000	$1,019.60		$5.45	1.08%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Securities — 84.7%
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	$35,011,715	$35,654,495
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	55,763,348	58,394,708
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	67,076,614	71,242,675
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	48,561,586	50,883,461
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	74,843,382	80,532,676
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	54,554,279	58,709,788
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	17,673,426	18,392,787
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	37,929,505	41,651,338
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	18,005,061	20,013,760
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	44,070,285	45,526,676
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	25,154,885	28,904,548
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	17,277,956	19,875,057
TOTAL U.S. TREASURY SECURITIES (Cost $525,101,124)		529,781,969
Corporate Bonds — 8.1%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 6.375%, 10/15/15(1)	350,000	358,312
L-3 Communications Corp., 5.20%, 10/15/19(1)	200,000	211,635
		569,947
AUTOMOBILES — 0.3%
American Honda Finance Corp., 1.85%, 9/19/14(2)	500,000	501,332
Daimler Finance North America LLC, 1.543%, 9/13/13(2)	500,000	500,350
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	336,828
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	300,000	290,830
		1,629,340
CHEMICALS — 0.3%
Ashland, Inc., 9.125%, 6/1/17(1)	500,000	555,625
CF Industries, Inc., 6.875%, 5/1/18	865,000	967,719
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	200,000	166,000
		1,689,344
COMMERCIAL BANKS — 0.2%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	644,231
Fifth Third Bancorp, 6.25%, 5/1/13(1)	300,000	317,791
PNC Funding Corp., 3.625%, 2/8/15(1)	140,000	147,047
		1,109,069
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	424,500
COMMUNICATIONS EQUIPMENT — 0.1%
American Tower Corp., 4.625%, 4/1/15(1)	600,000	637,016
CONSUMER FINANCE — 0.2%
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	389,772
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	412,692
SLM Corp., 5.00%, 10/1/13(1)	430,000	421,160
		1,223,624
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20(1)	340,000	353,600
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ally Financial, Inc., 8.30%, 2/12/15(1)	950,000	941,687
Bank of America Corp., 6.50%, 8/1/16(1)	500,000	497,334
Citigroup, Inc., 6.01%, 1/15/15(1)	650,000	691,633
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,030,000	1,076,525

8

Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	$200,000	$200,750
Morgan Stanley, 4.20%, 11/20/14(1)	400,000	391,653
		3,799,582
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc., 6.70%, 11/15/13(1)	180,000	200,081
British Telecommunications plc, 5.95%, 1/15/18(1)	250,000	278,660
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	520,000	542,268
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	920,000	897,000
Frontier Communications Corp., 6.25%, 1/15/13(1)	550,000	554,125
Telecom Italia Capital SA, 6.175%, 6/18/14(1)	550,000	547,889
Telefonica Emisiones SAU, 5.877%, 7/15/19(1)	340,000	334,622
Virgin Media Finance plc, 9.50%, 8/15/16(1)	200,000	217,000
Virgin Media Finance plc, 8.375%, 10/15/19(1)	875,000	934,063
Windstream Corp., 7.875%, 11/1/17(1)	430,000	437,525
		4,943,233
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16(1)	450,000	486,000
AES Corp. (The), 8.00%, 10/15/17(1)	400,000	404,000
		890,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15(1)	665,000	659,168
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	470,000	520,525
		1,179,693
ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19(1)	180,000	233,135
FOOD PRODUCTS — 0.3%
Del Monte Foods Co., 7.625%, 2/15/19(1)(2)	850,000	722,500
HJ Heinz Co., 2.00%, 9/12/16	370,000	371,768
TreeHouse Foods, Inc., 7.75%, 3/1/18(1)	850,000	881,875
		1,976,143
GAS UTILITIES — 0.3%
El Paso Corp., 7.25%, 6/1/18(1)	200,000	224,896
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	450,000	523,427
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	270,000	319,893
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	800,000	816,000
Williams Partners LP, 4.125%, 11/15/20(1)	250,000	248,883
		2,133,099
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	330,000	345,246
HEALTH CARE PROVIDERS AND SERVICES — 0.4%
DaVita, Inc., 6.375%, 11/1/18(1)	840,000	808,500
HCA, Inc., 7.875%, 2/15/20(1)	600,000	624,000
HCA, Inc., 7.69%, 6/15/25(1)	100,000	90,500
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	755,988
Universal Health Services, Inc., 7.125%, 6/30/16(1)	520,000	547,300
		2,826,288
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	470,000	492,439
HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	330,000	350,213
INDUSTRIAL CONGLOMERATES†
General Electric Co., 5.25%, 12/6/17(1)	200,000	222,686
INSURANCE — 0.2%
Lincoln National Corp., 6.25%, 2/15/20(1)	120,000	126,500
MetLife, Inc., 6.75%, 6/1/16(1)	500,000	575,996
Prudential Financial, Inc., 7.375%, 6/15/19(1)	230,000	270,228
Prudential Financial, Inc., 5.375%, 6/21/20(1)	170,000	178,932
		1,151,656
MEDIA — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	924,600

9

Principal Amount	Value
Comcast Corp., 5.90%, 3/15/16(1)	$250,000	$286,470
CSC Holdings LLC, 8.50%, 4/15/14(1)	533,000	577,639
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	400,000	417,706
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	730,000	834,025
Lamar Media Corp., 9.75%, 4/1/14(1)	170,000	188,275
Lamar Media Corp., 7.875%, 4/15/18(1)	180,000	180,900
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	150,000	164,994
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	300,000	316,500
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	120,000	136,510
Viacom, Inc., 4.375%, 9/15/14(1)	500,000	534,868
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	400,000	427,000
		4,989,487
METALS AND MINING — 0.3%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	300,000	398,316
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	100,000	100,485
ArcelorMittal, 9.85%, 6/1/19(1)	530,000	601,980
Barrick Gold Corp., 2.90%, 5/30/16	470,000	477,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	350,000	375,788
		1,953,569
MULTI-UTILITIES — 0.5%
Calpine Corp., 7.25%, 10/15/17(1)(2)	920,000	892,400
CMS Energy Corp., 4.25%, 9/30/15	160,000	158,306
CMS Energy Corp., 8.75%, 6/15/19(1)	615,000	720,668
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	420,000	466,620
Niagara Mohawk Power Corp., 4.881%, 8/15/19(2)	160,000	179,337
NRG Energy, Inc., 7.625%, 1/15/18(1)(2)	700,000	654,500
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	198,782
PG&E Corp., 5.75%, 4/1/14(1)	70,000	76,831
Sempra Energy, 6.50%, 6/1/16(1)	130,000	152,352
		3,499,796
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16(1)	370,000	406,811
OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	380,000	416,360
Arch Coal, Inc., 7.25%, 10/1/20(1)	250,000	241,250
Arch Western Finance LLC, 6.75%, 7/1/13(1)	255,000	255,637
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	650,000	701,523
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	310,000	326,275
Chesapeake Energy Corp., 6.125%, 2/15/21(1)	400,000	405,000
Denbury Resources, Inc., 6.375%, 8/15/21(1)	850,000	828,750
Newfield Exploration Co., 6.875%, 2/1/20(1)	500,000	517,500
Peabody Energy Corp., 6.50%, 9/15/20(1)	835,000	881,969
Petroleos Mexicanos, 6.00%, 3/5/20(1)	250,000	276,000
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	250,000	246,250
		5,096,514
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	440,000	449,025
PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	790,000	793,950
PHARMACEUTICALS — 0.3%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)(2)	845,000	851,337
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(2)	895,000	836,825
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	500,000	541,833
		2,229,995

10

Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Simon Property Group LP, 5.75%, 12/1/15(1)	$400,000	$442,032
Ventas Realty LP/ Ventas Capital Corp., 6.75%, 4/1/17(1)	450,000	468,871
		910,903
SPECIALTY RETAIL — 0.1%
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	600,000	579,000
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21(1)	210,000	198,140
Hanesbrands, Inc., 6.375%, 12/15/20(1)	390,000	380,250
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	430,000	452,575
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	850,000	852,125
		1,883,090
TOTAL CORPORATE BONDS (Cost $50,344,957)		50,971,993
Collateralized Mortgage Obligations(3) — 3.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	525,504	548,050
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	661,665	677,089
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.752%, 10/25/11(1)	823,025	652,654
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 10/25/11	1,435,800	1,204,935
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(1)	541,397	523,176
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.323%, 10/25/11(1)	1,204,533	1,127,182
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	553,919	556,726
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.727%, 10/25/11(1)	1,169,086	848,886
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	1,035,239	1,081,252
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.141%, 10/18/11	938,881	968,384
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	1,050,750	999,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	1,052,642	1,110,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,296,509	1,210,813
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	876,315	884,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	963,012	960,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.762%, 10/25/11(1)	1,866,318	1,876,460
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.737%, 10/25/11	533,458	476,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,569,443	1,524,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(1)	1,548,350	1,463,814
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.447%, 10/25/11(1)	932,229	826,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	1,351,972	1,285,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	963,861	996,128

11

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.063%, 10/25/11	$860,996	$827,835
		22,631,248
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
NCUA Guaranteed Notes, Series 2010-C1, Class A2 SEQ, 2.90%, 10/29/20	900,000	945,460
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost $23,980,956)		23,576,708
Commercial Mortgage-Backed Securities(3) — 3.0%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	1,200,000	1,257,460
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.115%, 10/10/11(1)	1,000,000	1,093,257
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.176%, 10/10/11(1)	950,000	957,729
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.409%, 10/15/11(1)(2)	390,449	353,872
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 10/10/11(1)	550,000	553,060
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.426%, 10/10/11(1)	675,000	692,494
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 10/10/11(1)	700,000	739,864
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.964%, 8/10/38(1)	1,444,873	1,446,083
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 10/10/11(1)	2,000,000	2,131,009
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(1)	834,000	881,764

	Principal Amount/ Shares	Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(1)	$1,600,000	$1,703,556
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.497%, 10/15/11(1)	1,560,000	1,679,479
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.858%, 10/15/11(1)	350,000	345,739
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.843%, 7/15/40(1)	875,000	744,845
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 4.998%, 4/15/30	2,000,000	2,032,313
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 10/15/11(1)	1,000,000	1,012,140
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, VRN, 0.529%, 10/15/11(1)(2)	332,746	324,962
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(1)	699,029	710,203
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,980,230)		18,659,829
Temporary Cash Investments — 0.2%
Toyota Motor Credit Corp., 0.071%, 10/3/11(4)	1,500,000	1,499,998
SSgA U.S. Government Money Market Fund	84,050	84,050
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,584,044)		1,584,048
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $619,991,311)		624,574,547
OTHER ASSETS AND LIABILITIES — 0.2%		1,299,008
TOTAL NET ASSETS — 100.0%		$625,873,555

12

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A. /CDX North America Investment Grade 16 Index	$4,800,000	Buy	1.00%	6/20/16	$(6,641)	$81,405	$74,764
Barclays Bank plc/ CDX North America High Yield 11 Index	870,000	Sell*	5.00%	12/20/13	(89,027)	78,666	(10,361)
Barclays Bank plc/ Community Health Systems, Inc.	850,000	Sell*	5.00%	12/20/12	34,738	(25,573)	9,165
							$73,568

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.23%	8/30/13	$13,927
Bank of America N.A.	8,200,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	(36,559)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(328,986)
Bank of America N.A.	1,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(69,798)
Bank of America N.A.	13,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(699,254)
Barclays Bank plc	800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.45%	1/16/12	(4,712)
Barclays Bank plc	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	(8,032)
Barclays Bank plc	6,400,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(40,489)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(79,428)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(79,554)
						$(1,332,885)

*	The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

13

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
CPI = Consumer Price Index
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
NCUA = National Credit Union Administration
NSA = Not Seasonally Adjusted
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledgedwas $3,136,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,617,366, which represented 1.2% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $619,991,311)	$624,574,547
Receivable for capital shares sold	3,739,601
Swap agreements, at value (including net premiums paid (received) of $28,097)	97,856
Interest receivable	2,946,890
631,358,894

Liabilities
Payable for capital shares redeemed	3,731,472
Swap agreements, at value (including net premiums paid (received) of $(89,027))	1,357,173
Accrued management fees	240,827
Distribution and service fees payable	155,867
5,485,339

Net Assets	$625,873,555

Net Assets Consist of:
Capital paid in	$569,611,297
Undistributed net investment income	12,970,932
Undistributed net realized gain	39,906,477
Net unrealized appreciation	3,384,849
$625,873,555

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$198,182,164	17,727,336	$11.18
Institutional Class	$84,773,487	7,543,586	$11.24
A Class	$192,197,067	17,303,565	$11.11	*
B Class	$6,452,133	585,803	$11.01
C Class	$114,036,625	10,348,559	$11.02
R Class	$30,232,079	2,659,741	$11.37

*Maximum offering price $11.37 (net asset value divided by 0.9775)

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,336,437

Expenses:
Management fees	1,650,390
Distribution and service fees:
A Class	237,432
B Class	33,112
C Class	617,299
R Class	62,693
Trustees’ fees and expenses	24,134
2,625,060
Fees waived	(266,048)
2,359,012

Net investment income (loss)	12,977,425

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,072,995
Futures contract transactions	385,202
Swap agreement transactions	(725,837)
Foreign currency transactions	47,598
41,779,958

Change in net unrealized appreciation (depreciation) on:
Investments	(21,150,019)
Futures contracts	10,900
Swap agreements	(873,125)
Translation of assets and liabilities in foreign currencies	(17,732)
(22,029,976)

Net realized and unrealized gain (loss)	19,749,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,727,407

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$12,977,425	$12,801,975
Net realized gain (loss)	41,779,958	5,777,814
Change in net unrealized appreciation (depreciation)	(22,029,976)	16,126,062
Net increase (decrease) in net assets resulting from operations	32,727,407	34,705,851

Distributions to Shareholders
From net investment income:
Investor Class	(2,220,286)	(3,059,789)
Institutional Class	(1,211,150)	(1,494,956)
A Class	(2,354,367)	(3,977,102)
B Class	(71,799)	(88,023)
C Class	(1,348,341)	(1,518,771)
R Class	(277,576)	(276,730)
From net realized gains:
Investor Class	—	(1,492,627)
Institutional Class	—	(887,053)
A Class	—	(1,887,626)
B Class	—	(67,715)
C Class	—	(1,291,053)
R Class	—	(191,398)
Decrease in net assets from distributions	(7,483,519)	(16,232,843)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	25,140,261	80,179,560

Net increase (decrease) in net assets	50,384,149	98,652,568

Net Assets
Beginning of period	575,489,406	476,836,838
End of period	$625,873,555	$575,489,406

Undistributed net investment income	$12,970,932	$7,477,026

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total return and protection against U.S. inflation. The fund pursues its objective by investing primarily in inflation-linked debt securities. These securities include inflation-linked securities issued by the U.S. Treasury, by U.S. government agencies and instrumentalities, and by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

18

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

19

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2625% to 0.3800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From April 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.091% of its management fee. Effective August 1, 2011, the investment advisor voluntarily agreed to waive 0.080% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2012, and cannot terminate it without consulting the Board of Trustees. The total amount of the waiver for each class for the six months ended September 30, 2011 was $76,423, $39,086, $82,837, $2,893, $53,927 and $10,882 for the Investor Class, Institutional Class, A Class, B Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2011 was 0.57% for the Investor Class, A Class, B Class, C Class and R Class and 0.37% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2011 was 0.48% for the Investor Class, A Class, B Class, C Class and R Class and 0.28% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

20

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $433,117,063, of which $389,440,386 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $407,703,484, of which $357,811,563 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,887,914	$65,368,387	8,097,265	$86,278,961
Issued in reinvestment of distributions	188,588	2,046,176	364,412	3,807,862
Redeemed	(2,444,798)	(27,138,114)	(5,147,030)	(54,565,139)
	3,631,704	40,276,449	3,314,647	35,521,684
Institutional Class
Sold	985,045	10,965,145	7,842,546	83,597,445
Issued in reinvestment of distributions	94,452	1,029,522	202,830	2,128,552
Redeemed	(2,409,088)	(26,850,305)	(1,354,663)	(14,508,848)
	(1,329,591)	(14,855,638)	6,690,713	71,217,149
A Class
Sold	3,958,569	43,660,697	6,507,025	68,995,777
Issued in reinvestment of distributions	183,779	1,982,980	511,501	5,314,634
Redeemed	(3,874,681)	(42,816,908)	(11,034,800)	(117,018,070)
	267,667	2,826,769	(4,016,274)	(42,707,659)
B Class
Sold	22,913	250,323	38,554	402,407
Issued in reinvestment of distributions	3,754	40,238	9,368	96,742
Redeemed	(61,260)	(669,927)	(116,714)	(1,229,606)
	(34,593)	(379,366)	(68,792)	(730,457)
C Class
Sold	1,235,574	13,509,810	4,153,425	43,792,693
Issued in reinvestment of distributions	84,233	903,817	188,578	1,948,619
Redeemed	(2,350,265)	(25,906,326)	(3,751,491)	(39,458,664)
	(1,030,458)	(11,492,699)	590,512	6,282,648
R Class
Sold	1,001,676	11,353,207	1,404,509	15,233,384
Issued in reinvestment of distributions	25,120	277,576	43,811	465,987
Redeemed	(253,190)	(2,866,037)	(471,069)	(5,103,176)
	773,606	8,764,746	977,251	10,596,195
Net increase (decrease)	2,278,335	$25,140,261	7,488,057	$80,179,560

21

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$529,781,969	—
Corporate Bonds	—	50,971,993	—
Collateralized Mortgage Obligations	—	23,576,708	—
Commercial Mortgage-Backed Securities	—	18,659,829	—
Temporary Cash Investments	$84,050	1,499,998	—
Total Value of Investment Securities	$84,050	$624,490,497	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(1,198,387)	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments

22

held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. During the period, the fund regularly held foreign currency risk derivative instruments though none were held at period end.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

23

Value of Derivative Instruments as of September 30, 2011

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$83,929	Swap agreements	$10,361
Other Contracts	Swap agreements	13,927	Swap agreements	1,346,812
		$97,856		$1,357,173

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$12,810	Change in net unrealized appreciation (depreciation) on swap agreements	$(10,214)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(21,854)	Change in net unrealized appreciation (depreciation) on translation of assets and iabilities in foreign currencies	12,307
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	385,202	Change in net unrealized appreciation (depreciation) on futures contracts	10,900
Other Contracts	Net realized gain (loss) on swap agreement transactions	(738,647)	Change in net unrealized appreciation (depreciation) on swap agreements	(862,911)
		$(362,489)		$(849,918)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$620,005,360
Gross tax appreciation of investments	$7,876,280
Gross tax depreciation of investments	(3,307,093)
Net tax appreciation (depreciation) of investments	$4,569,187

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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The fund has elected to treat $(1,718,439) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.71	0.24	0.38	0.62	(0.15)	—	—	(0.15)	$11.18	5.79%	0.49%(4)	0.58%(4)	4.55%(4)	4.46%(4)	69%	$198,182
2011	$10.33	0.28	0.45	0.73	(0.24)	(0.11)	—	(0.35)	$10.71	7.16%	0.49%	0.58%	2.66%	2.57%	58%	$150,984
2010	$9.86	0.34	0.29	0.63	(0.16)	—	—	(0.16)	$10.33	6.42%	0.51%	0.58%	3.39%	3.32%	24%	$111,327
2009	$10.48	0.07	(0.29)	(0.22)	(0.30)	(0.01)	(0.09)	(0.40)	$9.86	(2.13)%	0.59%	0.59%	0.97%	0.97%	37%	$39,101
2008	$9.57	0.49	0.88	1.37	(0.46)	—	—	(0.46)	$10.48	14.87%	0.59%	0.59%	4.95%	4.95%	31%	$21,968
2007	$9.47	0.33	0.08	0.41	(0.31)	—	—(5)	(0.31)	$9.57	4.46%	0.59%	0.59%	3.26%	3.26%	52%	$596
Institutional Class
2011(3)	$10.76	0.27	0.36	0.63	(0.15)	—	—	(0.15)	$11.24	5.91%	0.29%(4)	0.38%(4)	4.75%(4)	4.66%(4)	69%	$84,773
2011	$10.37	0.30	0.46	0.76	(0.26)	(0.11)	—	(0.37)	$10.76	7.45%	0.29%	0.38%	2.86%	2.77%	58%	$95,487
2010	$9.90	0.34	0.31	0.65	(0.18)	—	—	(0.18)	$10.37	6.61%	0.30%	0.38%	3.60%	3.52%	24%	$22,633
2009	$10.51	(0.20)	—(5)	(0.20)	(0.31)	(0.01)	(0.09)	(0.41)	$9.90	(1.93)%	0.39%	0.39%	1.17%	1.17%	37%	$2,512
2008	$9.57	0.49	0.93	1.42	(0.48)	—	—	(0.48)	$10.51	15.43%	0.39%	0.39%	5.15%	5.15%	31%	$460
2007	$9.47	0.35	0.11	0.46	(0.36)	—	—	(0.36)	$9.57	4.81%	0.39%	0.39%	3.46%	3.46%	52%	$43

26

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2011(3)	$10.65	0.24	0.36	0.60	(0.14)	—	—	(0.14)	$11.11	5.66%	0.74%(4)	0.83%(4)	4.30%(4)	4.21%(4)	69%	$192,197
2011	$10.27	0.26	0.44	0.70	(0.21)	(0.11)	—	(0.32)	$10.65	6.93%	0.74%	0.83%	2.41%	2.32%	58%	$181,430
2010	$9.81	0.33	0.27	0.60	(0.14)	—	—	(0.14)	$10.27	6.08%	0.76%	0.83%	3.14%	3.07%	24%	$216,174
2009	$10.43	0.08	(0.31)	(0.23)	(0.29)	(0.01)	(0.09)	(0.39)	$9.81	(2.27)%	0.84%	0.84%	0.72%	0.72%	37%	$112,039
2008	$9.52	0.46	0.89	1.35	(0.44)	—	—	(0.44)	$10.43	14.66%	0.84%	0.84%	4.70%	4.70%	31%	$72,397
2007	$9.45	0.28	0.11	0.39	(0.30)	—	(0.02)	(0.32)	$9.52	4.25%	0.84%	0.84%	3.01%	3.01%	52%	$12,402
B Class
2011(3)	$10.58	0.20	0.35	0.55	(0.12)	—	—	(0.12)	$11.01	5.21%	1.49%(4)	1.58%(4)	3.55%(4)	3.46%(4)	69%	$6,452
2011	$10.20	0.18	0.44	0.62	(0.13)	(0.11)	—	(0.24)	$10.58	6.17%	1.49%	1.58%	1.66%	1.57%	58%	$6,565
2010	$9.75	0.25	0.26	0.51	(0.06)	—	—	(0.06)	$10.20	5.21%	1.51%	1.58%	2.39%	2.32%	24%	$7,032
2009	$10.41	(0.04)	(0.27)	(0.31)	(0.26)	(0.01)	(0.08)	(0.35)	$9.75	(3.04)%	1.59%	1.59%	(0.03)%	(0.03)%	37%	$4,731
2008	$9.50	0.41	0.86	1.27	(0.36)	—	—	(0.36)	$10.41	13.86%	1.59%	1.59%	3.95%	3.95%	31%	$2,826
2007	$9.45	0.21	0.11	0.32	(0.23)	—	(0.04)	(0.27)	$9.50	3.41%	1.59%	1.59%	2.26%	2.26%	52%	$1,132
C Class
2011(3)	$10.59	0.20	0.35	0.55	(0.12)	—	—	(0.12)	$11.02	5.21%	1.49%(4)	1.58%(4)	3.55%(4)	3.46%(4)	69%	$114,037
2011	$10.21	0.17	0.45	0.62	(0.13)	(0.11)	—	(0.24)	$10.59	6.16%	1.49%	1.58%	1.66%	1.57%	58%	$120,461
2010	$9.75	0.23	0.29	0.52	(0.06)	—	—	(0.06)	$10.21	5.32%	1.51%	1.58%	2.39%	2.32%	24%	$110,123
2009	$10.41	0.02	(0.33)	(0.31)	(0.26)	(0.01)	(0.08)	(0.35)	$9.75	(3.04)%	1.59%	1.59%	(0.03)%	(0.03)%	37%	$33,530
2008	$9.49	0.41	0.87	1.28	(0.36)	—	—	(0.36)	$10.41	13.98%	1.59%	1.59%	3.95%	3.95%	31%	$20,978
2007	$9.44	0.21	0.12	0.33	(0.23)	—	(0.05)	(0.28)	$9.49	3.54%	1.59%	1.59%	2.26%	2.26%	52%	$6,682

27

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(3)	$10.90	0.21	0.39	0.60	(0.13)	—	—	(0.13)	$11.37	5.56%	0.99%(4)	1.08%(4)	4.05%(4)	3.96%(4)	69%	$30,232
2011	$10.51	0.24	0.45	0.69	(0.19)	(0.11)	—	(0.30)	$10.90	6.60%	0.99%	1.08%	2.16%	2.07%	58%	$20,563
2010	$10.03	0.27	0.32	0.59	(0.11)	—	—	(0.11)	$10.51	5.89%	1.00%	1.08%	2.90%	2.82%	24%	$9,548
2009	$10.68	(0.01)	(0.26)	(0.27)	(0.28)	(0.01)	(0.09)	(0.38)	$10.03	(2.62)%	1.09%	1.09%	0.47%	0.47%	37%	$1,062
2008	$9.74	0.46	0.90	1.36	(0.42)	—	—	(0.42)	$10.68	14.47%	1.09%	1.09%	4.45%	4.45%	31%	$299
2007	$9.46	0.15	0.23	0.38	(0.10)	—	—	(0.10)	$9.74	4.03%	1.09%	1.09%	2.76%	2.76%	52%	$123

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

28

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

29

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with

30

comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

31

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

32

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73685   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Prime Money Market Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	20
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BPRXX	0.01%(2)	0.01%(2)	1.87%(2)	1.88%(2)	3.29%(2)	11/17/93
A Class No sales charge* With sales charge*	ACAXX	0.01%(2) -0.99%(2)	0.01%(2) 0.01%(2)	1.72%(2) 1.72%(2)	1.68%(2) 1.68%(2)	2.42%(2) 2.42%(2)	8/28/98
B Class No sales charge* With sales charge*	BPMXX	0.01%(2) -4.99%(2)	0.01%(2) -3.99%(2)	1.33%(2) 1.14%(2)	— —	1.32%(2) 1.32%(2)	1/31/03
C Class No sales charge* With sales charge*	ARCXX	0.01%(2) -0.99%(2)	0.01%(2) 0.01%(2)	1.46%(2) 1.46%(2)	— —	1.36%(2) 1.36%(2)	5/7/02

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class and C Class shares may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.58%	0.83%	1.58%	1.33%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

SEPTEMBER 30, 2011
7-Day Current Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
Before waiver	-0.31%	-0.57%	-1.30%	-1.07%
7-Day Effective Yields	Investor Class	A Class	B Class	C Class
After waiver(1)	0.01%	0.01%	0.01%	0.01%
(1) Yields would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	50 days
Weighted Average Life	74 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	65%
31-90 days	19%
91-180 days	7%
More than 180 days	9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$1.35	0.27%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.90	0.58%
A Class (after waiver)	$1,000	$1,000.10	$1.35	0.27%
A Class (before waiver)	$1,000	$1,000.10(2)	$4.15	0.83%
B Class (after waiver)	$1,000	$1,000.10	$1.35	0.27%
B Class (before waiver)	$1,000	$1,000.10(2)	$7.90	1.58%
C Class (after waiver)	$1,000	$1,000.10	$1.35	0.27%
C Class (before waiver)	$1,000	$1,000.10(2)	$6.65	1.33%
Hypothetical
Investor Class (after waiver)	$1,000	$1,023.65	$1.37	0.27%
Investor Class (before waiver)	$1,000	$1,022.10	$2.93	0.58%
A Class (after waiver)	$1,000	$1,023.65	$1.37	0.27%
A Class (before waiver)	$1,000	$1,020.85	$4.19	0.83%
B Class (after waiver)	$1,000	$1,023.65	$1.37	0.27%
B Class (before waiver)	$1,000	$1,017.10	$7.97	1.58%
C Class (after waiver)	$1,000	$1,023.65	$1.37	0.27%
C Class (before waiver)	$1,000	$1,018.35	$6.71	1.33%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee and/or distribution and service fee had not been waived.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Commercial Paper(2) — 45.8%
Bank of Nova Scotia, 0.274%, 12/20/11	$12,000,000	$ 11,992,800
Barclays Bank PLC, 0.223%, 10/7/11(3)	20,000,000	19,999,267
Catholic Health Intitiatives, 0.45%, 11/2/11	71,763,000	71,763,000
Catholic Health Intitiatives, 0.32%, 12/6/11	32,563,000	32,563,000
Chariot Funding LLC, 0.223%, 10/24/11(3)	30,750,000	30,745,678
Charta LLC, 0.22%, 10/11/11(3)	10,000,000	9,999,389
Charta LLC, 0.22%, 10/17/11(3)	24,000,000	23,997,653
Charta LLC, 0.13%, 11/16/11(3)	26,000,000	25,993,407
City of Austin, 0.20%, 10/18/11 (LOC: JPMorgan Chase Bank)	1,502,000	1,501,872
City of Austin, 0.203%, 10/18/11 (LOC: JPMorgan Chase Bank)	8,000,000	7,999,244
City of Austin, 0.233%, 10/18/11 (LOC: JPMorgan Chase Bank)	1,106,000	1,105,880
City of Chicago, 0.29%, 10/13/11 (LOC: Bayerische Landesbank)	23,215,000	23,212,756
City of Chicago, 0.30%, 11/2/11 (LOC: Bayerische Landesbank)	10,067,000	10,064,315
Crown Point Capital Co. LLC, 0.25%, 10/4/11(3)	32,000,000	31,999,333
Crown Point Capital Co. LLC, 0.233%, 10/5/11(3)	25,000,000	24,999,361
Crown Point Capital Co. LLC, 0.233%, 10/7/11(3)	43,200,000	43,198,344
Falcon Asset Securitization Co. LLC, 0.16%, 10/11/11(3)	27,000,000	26,998,800
Govco LLC, 0.233%, 10/17/11(3)	31,250,000	31,246,806
Govco LLC, 0.233%, 10/27/11(3)	40,000,000	39,993,356
Govco LLC, 0.325%, 1/17/12(3)	15,000,000	14,985,600
Govco LLC, 0.325%, 1/24/12(3)	25,000,000	24,974,444
Jupiter Securitization Co. LLC, 0.21%, 11/10/11(3)	34,000,000	33,992,067
Legacy Capital LLC, 0.254%, 10/4/11(3)	15,000,000	14,999,688
Legacy Capital LLC, 0.233%, 10/6/11(3)	90,000,000	89,997,125
Lexington Parker Capital, 0.254%, 10/4/11(3)	53,050,000	53,048,895
Lexington Parker Capital, 0.233%, 10/11/11(3)	41,000,000	40,997,381
Providence Health & Services, 0.30%, 1/24/12	50,000,000	50,000,000
Reckitt Benckiser Treasury Services plc, 0.376%, 11/17/11 (LOC: Reckitt Benckiser Group plc)(3)	11,000,000	10,994,686
Reckitt Benckiser Treasury Services plc, 0.304%, 1/4/12 (LOC: Reckitt Benckiser Group plc)(3)	600,000	599,525
Regent of the University of California, 0.254%, 2/6/12	26,223,000	26,199,691
Salvation Army (The), 0.32%, 10/3/11	16,200,000	16,200,000
Salvation Army (The), 0.386%, 10/17/11	17,460,000	17,457,051
Salvation Army (The), 0.34%, 11/3/11	16,000,000	16,000,000
Sanofi, 0.13%, 11/14/11(3)	30,000,000	29,995,233
Sanofi, 0.183%, 11/16/11(3)	25,000,000	24,994,250
South Carolina State Public Service Authority, 0.34%, 10/4/11	10,000,000	10,000,000
South Carolina State Public Service Authority, 0.27%, 12/5/11	14,500,000	14,500,000
South Carolina State Public Service Authority, 0.27%, 12/5/11	8,000,000	8,000,000
South Carolina State Public Service Authority, 0.26%, 12/8/11	20,000,000	20,000,000
South Carolina State Public Service Authority, 0.22%, 12/15/11	17,773,000	17,773,000
South Carolina State Public Service Authority, 0.22%, 12/15/11	4,800,000	4,800,000
Toyota Motor Credit Corp., 0.21%, 11/4/11	35,000,000	34,993,058
TOTAL COMMERCIAL PAPER		1,044,875,955

7

Principal Amount	Value
Municipal Securities — 36.6%
ABAG Finance Authority for Nonprofit Corp. (899 Charleston LLC), VRDN, 0.20%, 10/3/11 (LOC: Bank of America N.A.)	$ 3,605,000	$ 3,605,000
ABAG Finance Authority for Nonprofit Corp. Series 2001 B (Public Policy Institute), VRDN, 0.38%, 10/3/11 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.38%, 10/3/11 (LOC: Bank of the West)	1,810,000	1,810,000
Appling County Development Authority Pollution Control (Georgia Power Co.-Plant Hatch), VRDN, 0.25%, 10/1/11	7,200,000	7,200,000
California School Cash Reserve Program Authority, Series 2011 B, 2.00%, 6/1/12	3,000,000	3,030,217
California Statewide Communities Development Authority (Varenna Care Center), VRDN, 0.33%, 10/3/11 (LOC: FHLB)	1,470,000	1,470,000
City of Alliance (Alliance Obligated Group), VRDN, 0.20%, 10/3/11 (Radian) (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
City of Chicago (Lufthansa German), VRDN, 0.23%, 10/5/11 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chula Vista Industrial Development, Series 2006 A (San Diego Gas & Electric Co.), VRDN, 0.15%, 10/3/11	15,900,000	15,900,000
City of Durham GO, VRDN, 0.32%, 10/5/11 (SBBPA: Bank of America N.A.)	5,500,000	5,500,000
City of El Monte COP, Series 2003 B, (Community Improvement), VRDN, 0.48%, 10/3/11 (LOC: Union Bank of California N.A. and California State Teacher’s Retirement)	1,935,000	1,935,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.19%, 10/15/11 (LIQ FAC: FNMA)	9,275,000	9,275,000
City of Moorhead (American Crystal Sugar Co.), VRDN, 0.31%, 10/6/11 (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
City of New York GO, Series 1994 H-3, VRDN, 0.15%, 10/1/11 (AGM) (SBBPA: State Street Bank & Trust Co.)	4,200,000	4,200,000
City of Palm Bay (Pension Funding), VRDN, 0.30%, 10/3/11 (AGM) (SBBPA: State Street Bank & Trust Co.)	17,975,000	17,975,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.20%, 10/3/11 (LOC: Mellon Bank N.A. and California State Teacher’s Retirement)	2,200,000	2,200,000
City of Plymouth (Carlson Center), VRDN, 0.23%, 10/1/11 (LOC: U.S. Bank N.A.)	100,000	100,000
City of Plymouth Series 1994 B, (Westhealth), VRDN, 0.18%, 12/1/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	8,815,000	8,815,000
City of Portland GO, (Pension Buildings), VRDN, 0.32%, 10/3/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	77,255,000	77,254,717
City of Quincy (Blessing Hospital), VRDN, 0.21%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	3,200,000	3,200,000
City of Riverside, Series 2011 A, VRN, 0.23%, 10/3/11	9,870,000	9,870,000
City of St. Cloud Series 2008 A (Centracare), VRDN, 0.15%, 10/3/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	22,000,000	22,000,000
Colorado Educational & Cultural Facilities Authority Series 2005 C1 (National Jewish Federation Bond Program), VRDN, 0.14%, 10/3/11 (LOC: U.S. Bank N.A.)	10,890,000	10,890,000

8

Principal Amount	Value
Connecticut Housing Finance Authority, Series 2002 B3 (Housing Mortgage Finance), VRDN, 0.15%, 11/15/11 (AMBAC) (SBBPA: FHLB)	$11,875,000	$ 11,875,000
Connecticut Housing Finance Authority, Series 2008 A5 (Housing Mortgage Finance), VRDN, 0.18%, 11/15/11 (SBBPA: FHLB)	35,835,000	35,835,000
County of Buchanan, Series 2009 A (Lifeline Foods, LLC), VRDN, 0.26%, 10/6/11 (LOC: Wells Fargo Bank N.A.)	7,000,000	7,000,000
County of Escambia Solid Waste Disposal System, (Gulf Power Co.), VRDN, 0.21%, 10/1/11	19,700,000	19,700,000
County of Kent GO, 1.50%, 4/1/12	24,000,000	24,132,433
County of Suffolk GO, 1.50%, 9/13/12	35,000,000	35,368,744
Floyd County Development Authority Pollution Control (Georgia Power Co. Plant Hammond), VRDN, 0.26%, 10/1/11	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Series 2008 C1 (Methodist Hospital System), VRDN, 0.12%, 10/3/11	33,000,000	33,000,000
Harris County Health Facilities Development Corp. Series 2008 A2 (Methodist Hospital System), VRDN, 0.12%, 10/3/11	7,000,000	7,000,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.14%, 10/6/11 (FHLMC) (LIQ FAC: FHLMC)	5,100,000	5,100,000
Hunt Memorial Hospital District, VRDN, 0.25%, 10/3/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	4,375,000	4,375,000
Iowa Finance Authority Private College (Central College), VRDN, 0.20%, 10/3/11 (LOC: Wells Fargo Bank N.A.)	2,545,000	2,545,000
JEA, 2.00%, 10/1/12(1)	7,935,000	8,053,787
JJB Properties LLC (Rental Property), VRDN, 0.22%, 10/1/11 (LOC: Arvest Bank and FHLB)	5,850,000	5,850,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.19%, 10/15/11 (LIQ FAC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.26%, 10/6/11 (LOC: FHLB)	7,405,000	7,405,000
Long Island Power Authority Electric System, Series 1998-2B, VRDN, 0.22%, 10/3/11 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Louisiana Public Facilities Authority (Dynamic Fuels LLC), VRDN, 0.14%, 10/1/11 (LOC: JPMorgan Chase Bank N.A.)	9,000,000	9,000,000
Massachusetts Health & Educational Facilities Authority, Series 2008 G, (South Shore Hospital), VRDN, 0.24%, 10/3/11 (AGM) (SBBPA: JPMorganChase Bank N.A.)	11,790,000	11,790,000
Massachusetts Health & Educational Facilities Authority, Series 2008 N1 (Tufts University), VRDN, 0.15%, 10/3/11 (SBBPA: JPMorgan Chase Bank N.A.)	11,000,000	11,000,000
Massachusetts Water Resources Authority Series 2002 C, (Multi-Modal), VRDN, 0.18%, 10/3/11 (LOC: Landesbank Hessen-Thuringen Girozentrale)	11,000,000	11,000,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 11/15/11	7,000,000	7,000,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 11/15/11	11,000,000	11,000,000
Michigan Strategic Fund Ltd. Obligation (Orchestra Place), VRDN, 0.53%, 10/5/11 (LOC: Bank of America N.A.)	2,585,000	2,585,000

9

Principal Amount	Value
Minneapolis & St. Paul Housing & Redevelopment Authority Series 2004 B (Children’s Healthcare Facilities), VRDN, 0.15%, 10/1/11 (AGM)(SBBPA: U.S. Bank N.A.)	$13,000,000	$ 13,000,000
Minneapolis & St. Paul Housing & Redevelopment Authority Healthcare System, Series 2007 A (Childrens Hospital Clinics), VRDN, 0.19%, 10/3/11 (AGM) (SBBPA: U.S. Bank N.A.)	7,400,000	7,400,000
Minneapolis & St. Paul Housing & Redevelopment Authority Healthcare System, Series 2007 A (Childrens Hospital Clinics), VRDN, 0.19%, 10/3/11 (AGM) (SBBPA: U.S. Bank N.A.)	11,750,000	11,750,000
Mississippi Business Finance Corp. (Medical Development Properties LLC), VRDN, 0.30%, 10/6/11 (LOC: BancorpSouth Bank and FHLB)	5,060,000	5,060,000
Mississippi Business Finance Corp., Series 2006 R-1 (Brown Bottling Group, Inc.), VRDN, 0.30%, 10/6/11 (LOC: Trustmark National Bank and FHLB)	3,745,000	3,745,000
Missouri State Health & Educational Facilities Authority Series 2002 A, (Christian Brothers), VRDN, 0.14%, 10/6/11 (LOC: Commerce Bank)	8,700,000	8,700,000
Monterey Peninsula Water Management District COP, (Wasterwater Reclamation), VRDN, 0.22%, 10/1/11 (LOC: Wells Fargo Bank N.A.)	7,805,000	7,805,000
New Mexico Educational Assistance Foundation Series 2003 A2 (Education Loan), VRDN, 0.19%, 3/1/12 (LOC: Royal Bank of Canada)	5,350,000	5,350,000
New York City Housing Development Corp., Series 2003 A (Upper East Lease Associations), VRDN, 0.40%, 10/3/11 (LOC: Landesbank Baden Wurttemberg)	10,900,000	10,900,000
New York City Transitional Finance Authority, Series 1998 C, (Future Tax Secured Bonds), VRDN, 0.12%, 10/3/11 (LOC: Morgan Stanley Bank N.A.)	5,000,000	5,000,000
Oregon State Facilities Authority, Series 2003 A (Housing Vintage at Bend Apartments), VRDN, 0.22%, 10/15/11 (LIQ FAC: FNMA)	5,600,000	5,600,000
Oregon State Housing & Community Services Department, Series 2009 B1 (Pearl Family Housing), VRDN, 0.20%, 10/3/11 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.18%, 10/1/11 (LOC: Commerce Bank)	9,590,000	9,590,000
Pittsburgh Water & Sewer Authority, Series 2007 B1, (First Lien), VRDN, 0.15%, 10/3/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	11,340,000	11,340,000
Port Freeport (BASF Corp.), VRDN, 0.31%, 10/3/11	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.31%, 10/3/11	4,000,000	4,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.20%, 10/3/11 (LOC: JPMorgan Chase Bank N.A.)	6,405,000	6,405,000
Putnam County Development Authority (Georgia Power Co.- Plant Branch), VRDN, 0.25%, 10/1/11	6,800,000	6,800,000
Rhode Island Health & Educational Building Corp. (Bryant University), VRDN, 0.15%, 10/1/11 (LOC: TD Banknorth N.A.)	20,105,000	20,105,000
Santa Ana Housing Authority, Series 1996 A, (Vintage Apartments), VRDN, 0.17%, 10/6/11 (LIQ FAC: FNMA)	5,335,000	5,335,000
South Dakota Health & Educational Facilities Authority (Regular Health), VRDN, 0.16%, 10/3/11 (LOC: U.S. Bank N.A.)	27,805,000	27,805,000

10

Principal Amount	Value
Southeastern Pennsylvania Transportation Authority, VRDN, 0.11%, 10/3/11 (LOC: PNC Bank N.A.)	$ 3,330,000	$ 3,330,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007 A, VRDN, 0.19%, 10/3/11 (AGM) (SBBPA: PNC Bank N.A.)	15,000,000	15,000,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.18%, 10/3/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
Town of Oyster Bay GO, (Public Improvement), 2.00%, 3/1/12	5,470,000	5,506,169
University of California, Series 2011 AA-1, 0.48%, 7/1/12	5,000,000	5,000,000
University of California, Series 2011 Y1, VRN, 0.302%, 11/1/11	30,000,000	30,000,000
University of Kansas Hospital Authority (Health System), VRDN, 0.16%, 10/3/11 (LOC: U.S. Bank N.A.)	6,020,000	6,020,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.19%, 10/15/11 (LIQ FAC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.19%, 10/3/11 (LIQ FAC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.19%, 10/15/11 (LIQ FAC: FNMA)	6,570,000	6,570,000
Wisconsin Health & Educational Facilities Authority, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.21%, 10/3/11 (LOC: JPMorgan Chase Bank)	13,600,000	13,600,000
TOTAL MUNICIPAL SECURITIES		834,866,067
U.S. Government Agency Securities — 11.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.4%
Federal Farm Credit Bank, VRN, 0.245%, 10/12/12	10,000,000	10,002,099
Federal Home Loan Bank, VRN, 0.21%, 1/23/13	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.25%, 2/25/13	17,000,000	17,000,000
		77,002,099
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 6.1%
Federal Farm Credit Bank, 0.13%, 10/26/11	24,230,000	24,230,000
Federal Home Loan Bank, 0.33%, 7/16/12	25,000,000	25,000,000
Federal Home Loan Bank, 0.35%, 7/17/12	10,000,000	10,000,000
Federal Home Loan Bank, 0.375%, 7/27/12	20,000,000	20,000,000
Federal Home Loan Bank, 0.35%, 8/10/12	35,000,000	35,000,000
Federal Home Loan Bank, 0.425%, 9/21/12	17,000,000	17,000,000
Federal Home Loan Bank, 0.49%, 9/21/12	9,000,000	9,000,000
		140,230,000
GOVERNMENT-BACKED CORPORATE BONDS(4) — 2.1%
Citibank NA, VRN, 0.301%, 12/5/11	39,200,000	39,233,771
Citigroup, Inc., 2.125%, 4/30/12	9,401,000	9,500,099
		48,733,870
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		265,965,969
Corporate Bonds — 5.4%
Anacortes Class Assets LLC, VRDN, 0.63%, 10/6/11 (LOC: Bank of America N.A.)	2,175,000	2,175,000
Blodgett Capital LLC, VRDN, 0.26%, 10/6/11 (LOC: FHLB)	5,980,000	5,980,000
Colorado Natural Gas, Inc., VRDN, 0.48%, 10/6/11 (LOC: JPMorgan Chase Bank N. A.)	2,435,000	2,435,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.24%, 10/6/11 (LOC: FHLB)	20,767,000	20,767,000
Herman & Kittle Capital LLC, VRDN, 0.18%, 10/6/11 (LOC: FHLB)	1,320,000	1,320,000

11

Principal Amount	Value
HHH Investment Co., VRDN, 0.28%, 10/5/11 (LOC: Bank of the West)	$ 6,800,000	$ 6,800,000
High Track LLC, VRDN, 0.26%, 10/5/11 (LOC: FHLB)	2,495,000	2,495,000
Labcon North America, VRDN, 0.40%, 10/5/11 (LOC: Bank of the West)	2,040,000	2,040,000
Lammert Building LP, VRDN, 0.22%, 10/6/11 (LOC: U.S. Bank N.A.)(3)	3,015,000	3,015,000
Northcreek Church, VRDN, 0.40%, 10/6/11 (LOC: FHLB)	12,055,000	12,055,000
Pfizer, Inc., 4.45%, 3/15/12	10,000,000	10,185,618
RMD Note Issue LLC, VRDN, 0.26%, 10/5/11 (LOC: FHLB)	9,750,000	9,750,000
Saddleback Valley Community Church, VRDN, 0.16%, 10/6/11 (LOC: FHLB)	9,150,000	9,150,000
Salvation Army (The), VRDN, 0.25%, 10/7/11 (LOC: Bank of New York Mellon)	7,500,000	7,500,000

	Principal Amount/ Shares	Value
Salvation Army (The), VRDN, 0.25%, 10/7/11 (LOC: Bank of New York Mellon)	$ 8,000,000	$ 8,000,000
Sanofi, VRN, 0.413%, 12/28/11	20,000,000	20,008,920
TOTAL CORPORATE BONDS		123,676,538
U.S. Treasury Securities(2) — 0.9%
U.S. Treasury Bill, 0.252%, 2/9/12(5)	20,000,000	19,981,951
Temporary Cash Investments — 0.8%
SSgA U.S. Government Money Market Fund	19,010,379	19,010,379
TOTAL INVESTMENT SECURITIES — 101.1%		2,308,376,859
OTHER ASSETS AND LIABILITIES — (1.1)%		(25,478,315)
TOTAL NET ASSETS — 100.0%		$2,282,898,544

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments
AGM = Assured Guaranty Municipal Corporation
AMBAC = American Municipal Bond Assurance Corporation
COP = Certificates of Participation
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
Radian = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	When-issued security.
(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $651,765,288, which represented 28.6% of total net assets. None of these securities were considered illiquid.

(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $8,054,000.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,308,376,859
Receivable for investments sold	2,661,000
Receivable for capital shares sold	2,142,749
Interest receivable	911,394
2,314,092,002

Liabilities
Payable for investments purchased	28,064,083
Payable for capital shares redeemed	2,682,696
Accrued management fees	446,679
31,193,458

Net Assets	$2,282,898,544

Net Assets Consist of:
Capital paid in	$2,283,376,084
Undistributed net investment income	13
Accumulated net realized loss	(477,553)
$2,282,898,544

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,179,963,091	2,180,423,660	$1.00
A Class	$96,659,431	96,689,007	$1.00
B Class	$1,262,109	1,262,405	$1.00
C Class	$5,013,913	5,014,604	$1.00

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,132,354

Expenses:
Management fees	6,475,640
Distribution and service fees:
A Class	120,765
B Class	5,953
C Class	13,192
Trustees’ fees and expenses	67,505
6,683,055
Fees waived	(3,657,766)
3,025,289

Net investment income (loss)	107,065

Net realized gain (loss) on investment transactions	(2,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,857

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$107,065	$226,093
Net realized gain (loss)	(2,208)	60,043
Net increase (decrease) in net assets resulting from operations	104,857	286,136

Distributions to Shareholders
From net investment income:
Investor Class	(102,081)	(215,925)
A Class	(4,753)	(9,822)
B Class	(49)	(104)
C Class	(169)	(242)
Decrease in net assets from distributions	(107,052)	(226,093)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	52,725,666	(327,006,672)

Net increase (decrease) in net assets	52,723,471	(326,946,629)

Net Assets
Beginning of period	2,230,175,073	2,557,121,702
End of period	$2,282,898,544	$2,230,175,073

Undistributed net investment income	$13	—

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to earn the highest level of current income while preserving the value of your investment. The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and governments.

The fund is authorized to issue the Investor Class, the A Class, the B Class and the C Class. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class and C Class. From April 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.062% of its management fee. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the six months ended September 30, 2011 was $3,359,126, $153,765, $1,883 and $5,584 for the Investor Class, A Class, B Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2011 was 0.57%. The effective annual management fee after waiver for each class for the six months ended September 30, 2011 was 0.26%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

In order to maintain a positive yield, ACIS may voluntarily waive a portion of its distribution and/or service fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. For the A Class, B Class, and C Class for the six months ended September 30, 2011, the total amount of the waiver was $118,302, $5,915, and $13,191, respectively, and the effective annual distribution and service fee after waiver was less than 0.005% for each class.

17

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. ACIM owns 8% of the fund’s outstanding shares. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 5% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	742,467,618	$742,467,618	1,474,496,210	$1,474,496,210
Issued in reinvestment of distributions	75,004	75,004	213,766	213,766
Redeemed	(691,923,061)	(691,923,061)	(1,783,121,699)	(1,783,121,699)
	50,619,561	50,619,561	(308,411,723)	(308,411,723)
A Class
Sold	25,167,828	25,167,828	44,032,218	44,032,218
Issued in reinvestment of distributions	3,817	3,817	9,477	9,477
Redeemed	(25,289,136)	(25,289,136)	(62,349,082)	(62,349,082)
	(117,491)	(117,491)	(18,307,387)	(18,307,387)
B Class
Sold	328,239	328,239	163,019	163,019
Issued in reinvestment of distributions	31	31	87	87
Redeemed	(312,158)	(312,158)	(682,507)	(682,507)
	16,112	16,112	(519,401)	(519,401)
C Class
Sold	4,252,094	4,252,094	3,847,251	3,847,251
Issued in reinvestment of distributions	131	131	210	210
Redeemed	(2,044,741)	(2,044,741)	(3,615,622)	(3,615,622)
	2,207,484	2,207,484	231,839	231,839
Net increase (decrease)	52,725,666	$52,725,666	(327,006,672)	$(327,006,672)

18

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	—	$1,044,875,955	—
Municipal Securities	—	834,866,067	—
U.S. Government Agency Securities	—	265,965,969	—
Corporate Bonds	—	123,676,538	—
U.S. Treasury Securities	—	19,981,951	—
Temporary Cash Investments	$19,010,379	—	—
Total Value of Investment Securities	$19,010,379	$2,289,366,480	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2011, the fund had accumulated capital losses of $(475,345), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(459,307) and $(16,038) expire in 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From: Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Ratio to Average Net Assets of:				Net Assets, End of Period (in thousands)
						Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)
Investor Class
2011(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.27%(4)	0.58%(4)	0.01%(4)	(0.30)%(4)	$2,179,963
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.58%	0.01%	(0.21)%	$2,129,346
2010	$1.00	—(3)	—(3)	$1.00	0.20%	0.50%	0.59%	0.21%	0.12%	$2,437,700
2009	$1.00	0.02	(0.02)	$1.00	2.19%	0.57%	0.61%	2.16%	2.12%	$2,769,906
2008	$1.00	0.04	(0.04)	$1.00	4.58%	0.56%	0.59%	4.47%	4.44%	$2,539,830
2007	$1.00	0.05	(0.05)	$1.00	4.83%	0.55%	0.59%	4.73%	4.69%	$2,155,800
A Class(5)
2011(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.27%(4)	0.83%(4)	0.01%(4)	(0.55)%(4)	$96,659
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	0.83%	0.01%	(0.46)%	$96,777
2010	$1.00	—(3)	—(3)	$1.00	0.10%	0.62%	0.84%	0.09%	(0.13)%	$115,082
2009	$1.00	0.02	(0.02)	$1.00	1.94%	0.82%	0.86%	1.91%	1.87%	$181,371
2008	$1.00	0.04	(0.04)	$1.00	4.32%	0.81%	0.84%	4.22%	4.19%	$176,175
2007	$1.00	0.04	(0.04)	$1.00	4.58%	0.80%	0.84%	4.48%	4.44%	$4,185

20

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data					Ratios and Supplemental Data
Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From: Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Ratio to Average Net Assets of:				Net Assets, End of Period (in thousands)
					Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)
B Class
2011(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.27%(4)	1.58%(4)	0.01%(4)	(1.30)%(4)	$1,262
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.58%	0.01%	(1.21)%	$1,246
2010	$1.00	—(3)	—(3)	$1.00	0.01%	0.74%	1.59%	(0.03)%	(0.88)%	$1,765
2009	$1.00	0.01	(0.01)	$1.00	1.19%	1.55%	1.61%	1.18%	1.12%	$3,189
2008	$1.00	0.03	(0.03)	$1.00	3.54%	1.56%	1.59%	3.47%	3.44%	$1,194
2007	$1.00	0.04	(0.04)	$1.00	3.80%	1.55%	1.59%	3.73%	3.69%	$838
C Class
2011(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.27%(4)	1.33%(4)	0.01%(4)	(1.05)%(4)	$5,014
2011	$1.00	—(3)	—(3)	$1.00	0.01%	0.36%	1.33%	0.01%	(0.96)%	$2,806
2010	$1.00	—(3)	—(3)	$1.00	0.02%	0.74%	1.34%	(0.03)%	(0.63)%	$2,575
2009	$1.00	0.01	(0.01)	$1.00	1.44%	1.32%	1.36%	1.41%	1.37%	$5,602
2008	$1.00	0.04	(0.04)	$1.00	3.81%	1.31%	1.34%	3.72%	3.69%	$1,963
2007	$1.00	0.04	(0.04)	$1.00	4.06%	1.30%	1.34%	3.98%	3.94%	$527

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)	Six months ended September 30, 2011 (unaudited).
(3)	Per-share amount was less than $0.005.
(4)	Annualized.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups

23

of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73687   1111

SEMIANNUAL REPORT   SEPTEMBER 30, 2011

Short Duration Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	28
Approval of Management Agreement	31
Additional Information	36

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2011. This report offers a macroeconomic and financial market overview of the period, followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated March 31, 2012, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This reporting period differed dramatically from the six months that preceded it. As the period covered by this report opened in April 2011, U.S. stocks were approaching the crest of an eight-month rally, originating back in late August 2010, which pushed the broad market approximately 30% higher. At the same time, the 10-year U.S. Treasury yield climbed above 3.50%, responding to global growth and inflation pressures.

All of that changed during the late spring and summer of 2011. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, a near-default on U.S. government debt, a U.S. debt rating downgrade, and a resurgence of the European sovereign debt crisis ebbed the economic tide globally and in the U.S.

Investors’ risk tolerance reversed as recession fears re-emerged. A full-blown flight to safety ensued by mid-summer, sending U.S. Treasury yields to record lows, boosting the U.S. dollar, and undermining stock prices, both domestically and abroad. By September 30, the financial markets had priced in recessionary expectations.

Fundamental signs of economic resilience remained, however, particularly in corporate earnings, with potentially more monetary and fiscal stimuli on the way. The Federal Reserve resurrected “Operation Twist,” an attempt to further lower long-term interest rates, and the Obama administration worked to implement job-creation legislation.

We don’t think there will be a double-dip recession, but we do believe we face another period of slow, sub-par economic growth. We appreciate your continued trust in us during these uncertain times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of September 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACSNX	1.16%	1.31%	4.45%	11/30/06
Barclays Capital U.S. 1-3 Years Government/Credit Bond Index	—	1.16%	1.28%	4.09%	—
Institutional Class	ACSUX	1.17%	1.41%	4.64%	11/30/06
A Class No sales charge* With sales charge*	ACSQX	1.03% -1.22%	1.05% -1.18%	4.19% 3.70%	11/30/06
B Class No sales charge* With sales charge*	ACSJX	0.56% -4.44%	0.20% -3.80%	3.39% 3.03%	11/30/06
C Class No sales charge* With sales charge*	ACSKX	0.65% -0.35%	0.30% 0.30%	3.41% 3.41%	11/30/06
R Class	ACSPX	0.81%	0.80%	3.93%	11/30/06

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.61%	0.41%	0.86%	1.61%	1.61%	1.11%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

SEPTEMBER 30, 2011
Portfolio at a Glance
Average Duration (effective)	1.8 years
Weighted Average Life	2.2 years

30-Day SEC Yields
Investor Class	0.90%
Institutional Class	1.11%
A Class	0.64%
B Class	-0.09%
C Class	-0.09%
R Class	0.41%

Types of Investments in Portfolio	% of net assets
Corporate Bonds	40.8%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	12.2%
Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.2%
Sovereign Governments and Agencies	4.8%
U.S. Government Agency Mortgage-Backed Securities	1.2%
Municipal Securities	0.7%
Asset-Backed Securities	0.6%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 – 9/30/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,011.60	$3.07	0.61%
Institutional Class	$1,000	$1,011.70	$2.06	0.41%
A Class	$1,000	$1,010.30	$4.32	0.86%
B Class	$1,000	$1,005.60	$8.07	1.61%
C Class	$1,000	$1,006.50	$8.08	1.61%
R Class	$1,000	$1,008.10	$5.57	1.11%
Hypothetical
Investor Class	$1,000	$1,021.95	$3.08	0.61%
Institutional Class	$1,000	$1,022.95	$2.07	0.41%
A Class	$1,000	$1,020.70	$4.34	0.86%
B Class	$1,000	$1,016.95	$8.12	1.61%
C Class	$1,000	$1,016.95	$8.12	1.61%
R Class	$1,000	$1,019.45	$5.60	1.11%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value
Corporate Bonds — 40.8%
AEROSPACE AND DEFENSE — 0.7%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(1)(2)	$ 500,000	$ 505,509
Boeing Co. (The), 1.875%, 11/20/12(1)	500,000	505,234
L-3 Communications Corp., 6.375%, 10/15/15(1)	1,000,000	1,023,750
Northrop Grumman Corp., 3.70%, 8/1/14(1)	500,000	531,320
		2,565,813
AUTOMOBILES — 1.8%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	1,000,000	1,014,360
American Honda Finance Corp., 1.85%, 9/19/14(2)	1,000,000	1,002,664
Daimler Finance North America LLC, 1.543%, 9/13/13(2)	1,000,000	1,000,700
Daimler Finance North America LLC, 6.50%, 11/15/13(1)	970,000	1,065,637
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(1)	1,000,000	1,052,734
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	1,250,000	1,274,775
		6,410,870
BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	500,000	510,546
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13(1)	1,500,000	1,533,238
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13(1)	1,000,000	998,985
Coca-Cola Refreshments USA, Inc., 3.75%, 3/1/12(1)	300,000	303,680
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13(1)	700,000	751,492
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,394,544
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,110,000	1,191,683
		6,684,168
CAPITAL MARKETS — 0.2%
Mellon Funding Corp., 5.00%, 12/1/14(1)	500,000	537,418
CHEMICALS — 1.0%
Ashland, Inc., 9.125%, 6/1/17(1)	1,000,000	1,111,250
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	1,000,000	1,029,822
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	470,000	519,464
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	1,000,000	1,048,792
		3,709,328
COMMERCIAL BANKS — 2.4%
Bank of Nova Scotia, 2.375%, 12/17/13(1)	460,000	473,187
Barclays Bank plc, 2.50%, 1/23/13(1)	320,000	317,958
BB&T Corp., 5.70%, 4/30/14(1)	500,000	546,272
BB&T Corp., MTN, 3.375%, 9/25/13(1)	400,000	414,655
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,288,461
Fifth Third Bancorp., 6.25%, 5/1/13(1)	640,000	677,955
HSBC Bank plc, 1.625%, 8/12/13(1)(2)	1,000,000	992,790
US Bancorp., 2.00%, 6/14/13(1)	330,000	336,677
US Bank N.A., 6.30%, 2/4/14(1)	1,000,000	1,099,160
Wachovia Corp., MTN, 5.70%, 8/1/13(1)	600,000	642,049
Wells Fargo & Co., 4.375%, 1/31/13(1)	1,000,000	1,038,032
Westpac Banking Corp., 2.10%, 8/2/13(1)	750,000	761,148
		8,588,344
COMMERCIAL SERVICES AND SUPPLIES — 0.6%
Corrections Corp. of America, 6.25%, 3/15/13(1)	1,100,000	1,102,750
Waste Management, Inc., 6.375%, 11/15/12(1)	850,000	900,453
		2,003,203
COMMUNICATIONS EQUIPMENT — 0.2%
American Tower Corp., 4.625%, 4/1/15(1)	600,000	637,016
CONSUMER FINANCE — 1.6%
American Express Centurion Bank, 5.55%, 10/17/12(1)	1,600,000	1,667,773
Credit Suisse (New York), 5.50%, 5/1/14(1)	380,000	402,111
Credit Suisse (New York), MTN, 5.00%, 5/15/13(1)	1,100,000	1,137,426
HSBC Finance Corp., 7.00%, 5/15/12(1)	300,000	308,903

7

Principal Amount	Value
HSBC Finance Corp., 6.375%, 11/27/12(1)	$ 785,000	$ 813,892
HSBC Finance Corp., 4.75%, 7/15/13(1)	300,000	310,313
John Deere Capital Corp., MTN, 1.875%, 6/17/13(1)	500,000	509,456
SLM Corp., 5.00%, 10/1/13(1)	420,000	411,366
		5,561,240
DIVERSIFIED FINANCIAL SERVICES — 5.8%
Ally Financial, Inc., 4.50%, 2/11/14(1)	1,000,000	917,500
Ally Financial, Inc., 8.30%, 2/12/15(1)	210,000	208,163
Bank of America Corp., 4.875%, 1/15/13(1)	1,400,000	1,395,652
Bank of America Corp., MTN, 4.90%, 5/1/13(1)	1,400,000	1,389,049
Caterpillar Financial Services Corp., MTN, 4.85%, 12/7/12(1)	500,000	521,933
Citigroup, Inc., 6.00%, 12/13/13(1)	2,600,000	2,732,696
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	935,000	966,744
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	300,000	306,518
General Electric Capital Corp., 2.80%, 1/8/13(1)	3,500,000	3,561,614
General Electric Capital Corp., 2.10%, 1/7/14(1)	1,000,000	1,006,878
General Electric Capital Corp., MTN, 1.875%, 9/16/13(1)	1,000,000	1,005,191
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13(1)	1,000,000	1,029,630
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14(1)	1,000,000	1,037,121
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	200,000	195,024
JPMorgan Chase & Co., 5.375%, 10/1/12(1)	2,100,000	2,185,802
Morgan Stanley, 2.875%, 1/24/14(1)	1,800,000	1,734,628
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	610,000	599,396
		20,793,539
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc., 6.70%, 11/15/13(1)	1,500,000	1,667,341
British Telecommunications plc, 5.15%, 1/15/13(1)	1,000,000	1,046,222
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	1,000,000	1,042,824
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	1,300,000	1,373,635
Frontier Communications Corp., 6.25%, 1/15/13(1)	1,200,000	1,209,000
Telecom Italia Capital SA, 5.25%, 11/15/13(1)	500,000	489,035
Telefonica Emisiones SAU, 2.582%, 4/26/13(1)	1,000,000	968,179
Verizon Communications, Inc., 1.95%, 3/28/14(1)	1,000,000	1,024,532
Windstream Corp., 8.125%, 8/1/13(1)	1,000,000	1,057,500
		9,878,268
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	100,000	110,750
FOOD AND STAPLES RETAILING — 0.7%
Delhaize Group SA, 5.875%, 2/1/14(1)	1,000,000	1,090,403
Kroger Co. (The), 6.20%, 6/15/12(1)	200,000	206,864
Safeway, Inc., 5.80%, 8/15/12(1)	800,000	830,872
SUPERVALU, Inc., 7.50%, 5/15/12(1)	500,000	511,250
		2,639,389
FOOD PRODUCTS — 0.8%
General Mills, Inc., 5.25%, 8/15/13(1)	1,100,000	1,186,761
Kraft Foods, Inc., 5.625%, 11/1/11(1)	65,000	65,208
Kraft Foods, Inc., 2.625%, 5/8/13(1)	1,500,000	1,531,845
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	200,000	209,944
		2,993,758
GAS UTILITIES — 0.6%
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12(1)	500,000	520,431
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13(1)	500,000	536,245
Kinder Morgan Kansas, Inc., 6.50%, 9/1/12(1)	219,000	226,118
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(1)	960,000	987,154
		2,269,948

8

Principal Amount	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Baxter International, Inc., 1.80%, 3/15/13(1)	$ 1,000,000	$ 1,014,722
CareFusion Corp., 4.125%, 8/1/12(1)	1,330,000	1,360,254
Covidien International Finance SA, 1.875%, 6/15/13(1)	1,000,000	1,014,609
St. Jude Medical, Inc., 2.20%, 9/15/13(1)	1,000,000	1,021,116
		4,410,701
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Express Scripts, Inc., 5.25%, 6/15/12(1)	1,600,000	1,643,195
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	500,000	530,891
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	500,000	547,482
Universal Health Services, Inc., 7.125%, 6/30/16(1)	290,000	305,225
		3,026,793
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	300,000	314,323
HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12(1)	500,000	516,972
HOUSEHOLD PRODUCTS — 0.3%
Jarden Corp., 8.00%, 5/1/16	850,000	902,063
INDUSTRIAL CONGLOMERATES — 0.6%
Bombardier, Inc., 6.75%, 5/1/12(1)(2)	170,000	172,550
General Electric Co., 5.00%, 2/1/13(1)	1,000,000	1,047,749
Whirlpool Corp., MTN, 8.00%, 5/1/12(1)	1,000,000	1,038,630
		2,258,929
INSURANCE — 1.3%
American International Group, Inc., 3.65%, 1/15/14	640,000	624,556
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14(1)	1,000,000	1,013,931
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	410,000	412,987
MetLife, Inc., 2.375%, 2/6/14(1)	500,000	509,042
Metropolitan Life Global Funding I, 2.875%, 9/17/12(1)(2)	400,000	406,436
Prudential Financial, Inc., MTN, 3.625%, 9/17/12(1)	400,000	406,801
Prudential Financial, Inc., MTN, 2.75%, 1/14/13(1)	200,000	201,843
Travelers Cos., Inc. (The), MTN, 5.375%, 6/15/12(1)	1,000,000	1,027,695
		4,603,291
INTERNET SOFTWARE AND SERVICES — 0.3%
eBay, Inc., 0.875%, 10/15/13(1)	1,000,000	1,004,061
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)	500,000	508,413
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14(1)	1,000,000	1,029,212
		1,537,625
MEDIA — 3.0%
Comcast Cable Communications LLC, 7.125%, 6/15/13(1)	500,000	546,221
Comcast Corp., 5.30%, 1/15/14(1)	1,560,000	1,692,697
CSC Holdings LLC, 6.75%, 4/15/12(1)	1,273,000	1,298,460
CSC Holdings LLC, 8.50%, 4/15/14(1)	100,000	108,375
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	1,000,000	1,084,645
DISH DBS Corp., 7.00%, 10/1/13(1)	750,000	781,875
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(1)	410,000	434,600
Lamar Media Corp., 9.75%, 4/1/14(1)	250,000	276,875
NBCUniversal Media LLC, 2.10%, 4/1/14(1)	1,220,000	1,239,705
Qwest Corp., 8.875%, 3/15/12(1)	671,000	695,324
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	1,460,000	1,507,292
Viacom, Inc., 4.375%, 9/15/14(1)	1,000,000	1,069,737
		10,735,806
METALS AND MINING — 1.6%
Anglo American Capital plc, 2.15%, 9/27/13(1)(2)	1,000,000	997,632
ArcelorMittal, 5.375%, 6/1/13(1)	1,100,000	1,122,997
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,005,769

9

Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	$ 1,560,000	$ 1,674,942
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	1,000,000	1,077,120
		5,878,460
MULTI-UTILITIES — 2.7%
Carolina Power & Light Co., 6.50%, 7/15/12(1)	750,000	783,232
CMS Energy Corp., 4.25%, 9/30/15	530,000	524,389
Commonwealth Edison Co., 1.625%, 1/15/14(1)	980,000	987,626
Consolidated Edison Co. of New York, Inc., Series 02-A, 5.625%, 7/1/12(1)	600,000	621,400
Dominion Resources, Inc., 5.70%, 9/17/12(1)	1,000,000	1,044,098
Dominion Resources, Inc., Series B, 6.25%, 6/30/12(1)	404,000	419,286
DTE Energy Co., VRN, 1.031%, 9/6/11(1)	960,000	958,743
Duke Energy Carolinas LLC, 5.625%, 11/30/12(1)	250,000	262,407
Duke Energy Ohio, Inc., 5.70%, 9/15/12(1)	500,000	522,406
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	250,000	254,510
FirstEnergy Corp., Series B, 6.45%, 11/15/11(1)	7,000	7,038
FirstEnergy Solutions Corp., 4.80%, 2/15/15(1)	425,000	451,257
Midamerican Energy Holdings Co., 5.875%, 10/1/12(1)	1,000,000	1,048,635
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,104,343
Progress Energy, Inc., 6.85%, 4/15/12(1)	500,000	515,836
Sempra Energy, 8.90%, 11/15/13(1)	100,000	114,139
		9,619,345
MULTILINE RETAIL — 0.3%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(1)	1,000,000	1,015,526
OFFICE ELECTRONICS — 0.5%
Xerox Corp., 5.50%, 5/15/12(1)	1,025,000	1,053,576
Xerox Corp., 5.65%, 5/15/13(1)	500,000	529,412
Xerox Corp., 4.25%, 2/15/15(1)	200,000	211,821
		1,794,809
OIL, GAS AND CONSUMABLE FUELS — 1.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	400,000	438,274
Arch Western Finance LLC, 6.75%, 7/1/13(1)	471,000	472,177
Canadian Natural Resources Ltd., 5.15%, 2/1/13(1)	420,000	442,187
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	1,000,000	1,079,266
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	750,000	789,375
Encana Corp., 6.30%, 11/1/11(1)	325,000	326,305
Encana Corp., 4.75%, 10/15/13(1)	1,000,000	1,061,917
Forest Oil Corp., 8.50%, 2/15/14(1)	50,000	53,125
Newfield Exploration Co., 6.625%, 4/15/16(1)	1,000,000	1,015,000
Peabody Energy Corp., 7.375%, 11/1/16(1)	400,000	441,500
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	100,000	97,250
		6,216,376
PERSONAL PRODUCTS — 0.4%
Procter & Gamble Co. (The), 0.70%, 8/15/14(1)	1,300,000	1,304,160
PHARMACEUTICALS — 0.9%
AstraZeneca plc, 5.40%, 9/15/12(1)	500,000	523,299
Pfizer, Inc., 4.45%, 3/15/12(1)	1,000,000	1,017,218
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	127,000	139,737
Sanofi, 1.20%, 9/30/14	950,000	952,866
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	400,000	433,466
		3,066,586
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	745,000	749,080
ERP Operating LP, 5.20%, 4/1/13(1)	475,000	495,382
HCP, Inc., 2.70%, 2/1/14	1,000,000	986,073
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17(1)	720,000	750,193
		2,980,728

10

Principal Amount	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, MTN, 6.30%, 6/1/13(1)	$ 400,000	$ 419,799
ROAD AND RAIL — 0.6%
Burlington Northern Santa Fe LLC, 5.90%, 7/1/12(1)	750,000	775,750
CSX Corp., 6.30%, 3/15/12(1)	575,000	588,480
CSX Corp., 5.75%, 3/15/13(1)	600,000	638,052
Norfolk Southern Corp., 5.257%, 9/17/14(1)	121,000	132,865
		2,135,147
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13(1)(2)	670,000	671,699
SOFTWARE — 0.4%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	100,000	105,124
Intuit, Inc., 5.40%, 3/15/12(1)	500,000	509,144
Intuit, Inc., 5.75%, 3/15/17(1)	200,000	225,208
Oracle Corp., 3.75%, 7/8/14(1)	650,000	700,776
		1,540,252
SPECIALTY RETAIL — 0.5%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(1)	96,000	96,360
Home Depot, Inc. (The), 5.25%, 12/16/13(1)	1,400,000	1,523,428
		1,619,788
TOBACCO — 0.2%
Philip Morris International, Inc., 4.875%, 5/16/13(1)	400,000	424,596
UST, Inc., 6.625%, 7/15/12(1)	400,000	416,501
		841,097
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,000,000	1,095,030
Vodafone Group plc, 5.00%, 12/16/13(1)	1,320,000	1,424,743
		2,519,773
TOTAL CORPORATE BONDS (Cost $145,557,711)		146,317,161
U.S. Treasury Securities — 24.8%
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	10,289,703	10,478,611
U.S. Treasury Notes, 1.375%, 11/15/12(1)	1,800,000	1,824,188
U.S. Treasury Notes, 0.50%, 11/30/12(1)	840,000	843,216
U.S. Treasury Notes, 1.375%, 1/15/13(1)	11,500,000	11,672,052
U.S. Treasury Notes, 1.125%, 6/15/13(1)	4,500,000	4,566,092
U.S. Treasury Notes, 0.375%, 7/31/13	4,000,000	4,009,844
U.S. Treasury Notes, 1.25%, 2/15/14(1)	15,500,000	15,831,793
U.S. Treasury Notes, 1.25%, 3/15/14(1)	3,000,000	3,065,871
U.S. Treasury Notes, 0.75%, 6/15/14(1)	2,000,000	2,020,470
U.S. Treasury Notes, 0.625%, 7/15/14(1)	8,000,000	8,053,736
U.S. Treasury Notes, 0.50%, 8/15/14(1)	2,000,000	2,006,414
U.S. Treasury Notes, 0.25%, 9/15/14	1,000,000	995,236
U.S. Treasury Notes, 2.625%, 12/31/14(1)	3,000,000	3,206,016
U.S. Treasury Notes, 2.25%, 1/31/15(1)	17,500,000	18,511,727
U.S. Treasury Notes, 1.25%, 9/30/15(1)	2,000,000	2,046,094
TOTAL U.S. TREASURY SECURITIES (Cost $88,761,276)		89,131,360
U.S. Government Agency Securities — 12.2%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 7.5%
FHLB, 0.22%, 9/12/12(1)	3,500,000	3,498,705
FHLB, 3.625%, 10/18/13(1)	4,000,000	4,259,656
FHLMC, 0.625%, 12/28/12	2,000,000	2,008,150
FHLMC, 1.00%, 8/27/14	3,000,000	3,036,480
FHLMC, 2.875%, 2/9/15(1)	7,000,000	7,494,431
FNMA, 1.00%, 9/23/13	2,000,000	2,021,502
FNMA, 0.55%, 9/27/13(1)	1,500,000	1,496,347
FNMA, 0.70%, 9/19/14(1)	2,000,000	1,993,592
FNMA, 1.25%, 9/28/16(1)	1,000,000	1,000,295
		26,809,158
GOVERNMENT-BACKED CORPORATE BONDS(3) — 4.7%
Ally Financial, Inc., 1.75%, 10/30/12(1)	1,500,000	1,523,808

11

Principal Amount	Value
Ally Financial, Inc., 2.20%, 12/19/12(1)	$ 1,500,000	$ 1,533,954
Bank of America Corp., 3.125%, 6/15/12(1)	1,100,000	1,122,801
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,219,276
Citigroup Funding, Inc., 1.875%, 11/15/12(1)	2,000,000	2,034,846
General Electric Capital Corp., 2.625%, 12/28/12(1)	2,470,000	2,540,696
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	1,900,000	1,940,626
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	1,500,000	1,533,388
Morgan Stanley, 1.95%, 6/20/12(1)	2,000,000	2,024,242
State Street Corp., 2.15%, 4/30/12(1)	500,000	505,642
U.S. Bancorp., 1.80%, 5/15/12	1,000,000	1,009,161
		16,988,440
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,238,732)		43,797,598
Collateralized Mortgage Obligations(4) — 6.9%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	177,259	178,098
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	441,110	451,392
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	140,305	141,321
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	362,172	377,815
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	546,969	568,328
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	151,705	148,283
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.742%, 10/25/11(1)	71,223	60,127
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(1)	462,337	461,289
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	438,519	440,742
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	680,720	710,976
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	630,450	599,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	683,938	719,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	701,761	740,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 10/25/11(1)	707,524	695,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	539,271	544,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	339,887	339,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	674,757	674,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.762%, 10/25/11(1)	1,085,858	1,091,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.727%, 10/25/11(1)	452,579	443,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.737%, 10/25/11	847,257	756,798

12

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	$ 413,943	$ 407,807
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(1)	218,608	218,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	457,216	472,522
		11,241,412
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	277,296	291,791
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.529%, 10/15/11(1)	589,748	590,267
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,000,000	1,069,316
FHLMC, Series 2713, Class G SEQ, 4.00%, 8/15/16	108,710	109,193
FHLMC, Series 2854, Class DJ SEQ, 4.00%, 8/15/17	149,265	150,865
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	701,110	734,631
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18	294,619	301,132
FHLMC, Series 2989, Class CN, 4.50%, 2/15/23	493,399	502,654
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,000,000	1,068,238
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,000,000	2,131,726
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,000,000	1,067,955
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,500,000	2,729,856
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,165,000	2,341,499
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	4,900	4,899
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	16,046	16,041
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	467,981	480,856
		13,590,919
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,773,164)		24,832,331
Commercial Mortgage-Backed Securities(4) — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.429%, 11/10/39(1)	505,902	510,555
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.512%, 12/10/42(1)	1,058,070	1,065,265
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.115%, 10/10/11(1)	550,000	601,291
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.176%, 10/10/11(1)	550,000	554,475
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A3 SEQ, 4.221%, 3/10/39(1)	82,394	82,620
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 10/10/11(1)	311,324	319,573
First Union National Bank Commercial Mortgage, Series 2000-C1, Class C, VRN, 8.087%, 10/15/11(1)	247,216	246,963
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 10/10/11(1)	400,000	402,225
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.426%, 10/10/11(1)	452,000	463,715
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.569%, 8/10/42(1)	1,050,000	1,059,885
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.964%, 8/10/38(1)	1,035,493	1,036,359
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 10/10/11(1)	1,000,000	1,065,505
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.475%, 7/10/39(1)	1,238,605	1,237,712

13

Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(1)	$ 700,000	$ 740,090
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(1)	600,000	638,834
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class B, VRN, 6.575%, 10/15/11(1)	700,000	706,175
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3 SEQ, 4.254%, 7/15/27(1)	687,137	699,698
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(1)	950,000	996,160
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.497%, 10/15/11(1)	600,000	645,953
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 4.998%, 4/15/30	1,800,000	1,829,082
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.647%, 7/15/30(1)	748,140	752,351
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 10/15/11(1)	700,000	687,277
Morgan Stanley Capital I, Series 2001-T5, Class A4 SEQ, 6.39%, 10/15/35(1)	352,694	352,676
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(1)	299,696	300,788
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(1)	346,568	348,197
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(1)	61,861	62,083
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 10/15/11(1)	538,548	539,943
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(1)	400,000	406,538
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.803%, 10/15/41(1)	1,450,000	1,539,427
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/15/11(1)	2,271,843	2,308,160
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,368,029)		22,199,575
Sovereign Governments and Agencies — 4.8%
GERMANY — 4.8%
German Federal Republic, 4.00%, 10/11/13 (Cost $17,778,184)EUR 12,022,000		17,228,208
U.S. Government Agency Mortgage-Backed Securities(4) — 1.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
FHLMC, VRN, 3.54%, 10/15/11	1,906,481	2,004,801
FHLMC, VRN, 3.70%, 10/15/11	2,060,342	2,149,355
FNMA, VRN, 5.61%, 10/25/11(1)	36,025	38,351
		4,192,507
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, 5.50%, 12/1/36(1)	47,071	51,227
FNMA, 5.00%, 7/1/20(1)	119,161	128,873
FNMA, 5.50%, 7/1/36(1)	34,199	37,274
		217,374
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,376,969)		4,409,881
Municipal Securities — 0.7%
California GO, 5.25%, 4/1/14(1)	1,000,000	1,090,490
Illinois GO, 4.421%, 1/1/15(1)	1,000,000	1,045,900
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.605%, 3/15/14(1)(5)	400,000	417,160
TOTAL MUNICIPAL SECURITIES (Cost $2,402,848)		2,553,550

14

Principal Amount	Value
Asset-Backed Securities(4) — 0.6%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.833%, 2/15/16	$ 520,077	$ 529,933
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	750,000	749,766
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16(1)	723,313	740,661
TOTAL ASSET-BACKED SECURITIES (Cost $1,993,604)		2,020,360

	Shares	Value
Temporary Cash Investments — 1.4%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations,
0.25%, 9/15/14, valued at $1,608,607), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11
(Delivery value $1,576,397)
		$ 1,576,396
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,384,451), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $1,351,197)		1,351,196
SSgA U.S. Government Money Market Fund	2,168,882	2,168,882
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,096,474)		5,096,474
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $356,346,991)		357,586,498
OTHER ASSETS AND LIABILITIES — 0.4%		1,446,143
TOTAL NET ASSETS — 100.0%		$359,032,641

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
13,066,176	EUR for USD	UBS AG	10/28/11	$17,502,271	$1,375,152
104,100	EUR for USD	HSBC Bank plc	10/28/11	139,443	10,500
				$17,641,714	$1,385,652

(Value on Settlement Date $19,027,366)

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Barclays Bank plc/CDX North America High Yield 11 Index	$261,000	Sell*	5.00%	12/20/13	$(26,708)	$23,600	$(3,108)

*	The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity’s credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

15

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
EUR = Euro
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. — UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
SEQ = Sequential Payer
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†Category is less than 0.05% of total net assets.

(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $261,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $10,419,327, which represented 2.9% of total net assets.

(3)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(4)	Final maturity date indicated, unless otherwise noted.
(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

SEPTEMBER 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $356,346,991)	$357,586,498
Receivable for investments sold	6,104,390
Receivable for capital shares sold	1,210,661
Unrealized gain on forward foreign currency exchange contracts	1,385,652
Interest receivable	3,066,046
369,353,247

Liabilities
Payable for investments purchased	9,516,072
Payable for capital shares redeemed	513,324
Swap agreements, at value (including net premiums paid (received) of $(26,708))	3,108
Accrued management fees	174,046
Distribution and service fees payable	60,887
Dividends payable	53,169
10,320,606

Net Assets	$359,032,641

Net Assets Consist of:
Capital paid in	$354,257,328
Undistributed net investment income	608,680
Undistributed net realized gain	1,564,459
Net unrealized appreciation	2,602,174
$359,032,641

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$188,763,856	17,913,363	$10.54
Institutional Class	$8,879,277	842,875	$10.53
A Class	$115,702,795	10,980,264	$10.54	*
B Class	$828,329	78,643	$10.53
C Class	$43,214,900	4,099,764	$10.54
R Class	$1,643,484	155,873	$10.54

*Maximum offering price $10.78 (net asset value divided by 0.9775)

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,901,579

Expenses:
Management fees	1,058,226
Distribution and service fees:
A Class	143,345
B Class	4,253
C Class	218,545
R Class	4,737
Trustees’ fees and expenses	13,335
1,442,441

Net investment income (loss)	2,459,138

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,380,526
Futures contract transactions	543,280
Swap agreement transactions	12,159
Foreign currency transactions	(1,373,466)
1,562,499

Change in net unrealized appreciation (depreciation) on:
Investments	(2,524,527)
Futures contracts	5,891
Swap agreements	(24,464)
Translation of assets and liabilities in foreign currencies	2,237,657
(305,443)

Net realized and unrealized gain (loss)	1,257,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,716,194

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2011 (UNAUDITED) AND YEAR ENDED MARCH 31, 2011
Increase (Decrease) in Net Assets	September 30, 2011	March 31, 2011
Operations
Net investment income (loss)	$2,459,138	$5,393,380
Net realized gain (loss)	1,562,499	1,412,419
Change in net unrealized appreciation (depreciation)	(305,443)	84,639
Net increase (decrease) in net assets resulting from operations	3,716,194	6,890,438

Distributions to Shareholders
From net investment income:
Investor Class	(1,573,711)	(2,732,627)
Institutional Class	(143,622)	(704,041)
A Class	(850,277)	(1,908,227)
B Class	(3,131)	(9,566)
C Class	(160,206)	(346,567)
R Class	(11,741)	(16,258)
From net realized gains:
Investor Class	—	(170,107)
Institutional Class	—	(51,028)
A Class	—	(123,791)
B Class	—	(964)
C Class	—	(43,769)
R Class	—	(2,029)
Decrease in net assets from distributions	(2,742,688)	(6,108,974)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(26,998,933)	159,851,355

Net increase (decrease) in net assets	(26,025,427)	160,632,819

Net Assets
Beginning of period	385,058,068	224,425,249
End of period	$359,032,641	$385,058,068

Undistributed net investment income	$608,680	$892,230

See Notes to Financial Statements.

19

Notes to Financial Statements

SEPTEMBER 30, 2011 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income. The fund pursues its objectives by investing at least 65% of its assets in investment-grade, non-money market debt securities and up to 35% of its assets in high-yield and/or emerging markets debt securities.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

20

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

21

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2011 was 0.60% for the Investor Class, A Class, B Class, C Class and R Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund was eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund had a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB was a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

22

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $173,606,494, of which $119,245,059 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2011 totaled $191,010,604, of which $130,193,158 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2011		Year ended March 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,348,664	$56,529,791	16,380,503	$172,579,511
Issued in reinvestment of distributions	131,903	1,393,959	234,998	2,477,741
Redeemed	(4,610,865)	(48,719,862)	(8,523,681)	(89,833,748)
	869,702	9,203,888	8,091,820	85,223,504
Institutional Class
Sold	606,263	6,407,210	6,874,785	72,564,391
Issued in reinvestment of distributions	13,532	142,928	71,555	755,056
Redeemed	(4,051,863)	(42,787,526)	(2,800,189)	(29,573,528)
	(3,432,068)	(36,237,388)	4,146,151	43,745,919
A Class
Sold	2,666,553	28,184,152	8,566,366	90,234,498
Issued in reinvestment of distributions	55,790	589,590	145,147	1,530,210
Redeemed	(2,688,590)	(28,410,431)	(7,259,327)	(76,520,168)
	33,753	363,311	1,452,186	15,244,540
B Class
Sold	16,011	168,864	19,586	205,763
Issued in reinvestment of distributions	198	2,088	641	6,754
Redeemed	(22,733)	(240,175)	(52,930)	(557,025)
	(6,524)	(69,223)	(32,703)	(344,508)
C Class
Sold	1,006,971	10,644,157	3,004,986	31,650,870
Issued in reinvestment of distributions	10,862	114,809	25,228	266,038
Redeemed	(995,627)	(10,522,786)	(1,673,127)	(17,644,716)
	22,206	236,180	1,357,087	14,272,192
R Class
Sold	50,169	530,776	200,713	2,120,825
Issued in reinvestment of distributions	1,079	11,403	1,725	18,202
Redeemed	(98,188)	(1,037,880)	(40,871)	(429,319)
	(46,940)	(495,701)	161,567	1,709,708
Net increase (decrease)	(2,559,871)	$(26,998,933)	15,176,108	$159,851,355

23

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	—	$146,317,161	—
U.S. Treasury Securities	—	89,131,360	—
U.S. Government Agency Securities	—	43,797,598	—
Collateralized Mortgage Obligations	—	24,832,331	—
Commercial Mortgage-Backed Securities	—	22,199,575	—
Sovereign Governments and Agencies	—	17,228,208	—
U.S. Government Agency Mortgage-Backed Securities	—	4,409,881	—
Municipal Securities	—	2,553,550	—
Asset-Backed Securities	—	2,020,360	—
Temporary Cash Investments	$2,168,882	2,927,592	—
Total Value of Investment Securities	$2,168,882	$355,417,616	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,385,652	—
Swap Agreements	—	23,600	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$1,409,252	—

24

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund regularly held interest rate risk derivative instruments though none were held at period end.

25

Value of Derivative Instruments as of September 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$3,108
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$1,385,652	Unrealized loss on forward foreign currency exchange contracts	—
		$1,385,652		$3,108
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$ 12,159	Change in net unrealized appreciation (depreciation) on swap agreements	$ (24,464)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,453,705)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	2,333,462
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	543,280	Change in net unrealized appreciation (depreciation) on futures contracts	5,891
		$(898,266)		$2,314,889

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$356,351,375
Gross tax appreciation of investments	$3,068,397
Gross tax depreciation of investments	(1,833,274)
Net tax appreciation (depreciation) of investments	$1,235,123

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

26

As of March 31, 2011, the fund had accumulated capital losses of $(604,353), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

The fund has elected to treat $(179,072) of net capital losses incurred in the five-month period ended March 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.51	0.08	0.04	0.12	(0.09)	—	(0.09)	$10.54	1.16%	0.61%(4)	1.58%(4)	51%	$188,764
2011	$10.46	0.19	0.07	0.26	(0.20)	(0.01)	(0.21)	$10.51	2.48%	0.61%	1.77%	72%	$179,159
2010	$10.26	0.23	0.27	0.50	(0.24)	(0.06)	(0.30)	$10.46	4.98%	0.61%	2.25%	111%	$93,643
2009	$10.26	0.29	0.14	0.43	(0.35)	(0.08)	(0.43)	$10.26	4.29%	0.62%	2.90%	182%	$14,083
2008	$10.00	0.45	0.25	0.70	(0.44)	—	(0.44)	$10.26	7.17%	0.62%	4.42%	113%	$2,301
2007(5)	$10.00	0.15	—(6)	0.15	(0.15)	—	(0.15)	$10.00	1.46%	0.62%(4)	4.48%(4)	157%	$1,700
Institutional Class
2011(3)	$10.51	0.09	0.03	0.12	(0.10)	—	(0.10)	$10.53	1.17%	0.41%(4)	1.78%(4)	51%	$8,879
2011	$10.46	0.20	0.08	0.28	(0.22)	(0.01)	(0.23)	$10.51	2.69%	0.41%	1.97%	72%	$44,932
2010	$10.26	0.25	0.27	0.52	(0.26)	(0.06)	(0.32)	$10.46	5.19%	0.41%	2.45%	111%	$1,348
2009	$10.26	0.37	0.08	0.45	(0.37)	(0.08)	(0.45)	$10.26	4.49%	0.42%	3.10%	182%	$84
2008	$10.00	0.47	0.25	0.72	(0.46)	—	(0.46)	$10.26	7.38%	0.42%	4.62%	113%	$1,818
2007(5)	$10.00	0.15	—(6)	0.15	(0.15)	—	(0.15)	$10.00	1.52%	0.42%(4)	4.68%(4)	157%	$1,693
A Class
2011(3)	$10.51	0.07	0.04	0.11	(0.08)	—	(0.08)	$10.54	1.03%	0.86%(4)	1.33%(4)	51%	$115,703
2011	$10.46	0.16	0.07	0.23	(0.17)	(0.01)	(0.18)	$10.51	2.23%	0.86%	1.52%	72%	$115,063
2010	$10.26	0.21	0.27	0.48	(0.22)	(0.06)	(0.28)	$10.46	4.72%	0.86%	2.00%	111%	$99,307
2009	$10.26	0.26	0.15	0.41	(0.33)	(0.08)	(0.41)	$10.26	4.03%	0.87%	2.65%	182%	$61,314
2008	$10.00	0.42	0.25	0.67	(0.41)	—	(0.41)	$10.26	6.91%	0.87%	4.17%	113%	$4,559
2007(5)	$10.00	0.14	—(6)	0.14	(0.14)	—	(0.14)	$10.00	1.37%	0.87%(4)	4.23%(4)	157%	$1,690

28

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
B Class
2011(3)	$10.51	0.03	0.03	0.06	(0.04)	—	(0.04)	$10.53	0.56%	1.61%(4)	0.58%(4)	51%	$828
2011	$10.46	0.09	0.06	0.15	(0.09)	(0.01)	(0.10)	$10.51	1.47%	1.61%	0.77%	72%	$895
2010	$10.26	0.13	0.27	0.40	(0.14)	(0.06)	(0.20)	$10.46	3.94%	1.61%	1.25%	111%	$1,232
2009	$10.26	0.27	0.06	0.33	(0.25)	(0.08)	(0.33)	$10.26	3.25%	1.62%	1.90%	182%	$1,075
2008	$10.00	0.35	0.25	0.60	(0.34)	—	(0.34)	$10.26	6.11%	1.62%	3.42%	113%	$1,834
2007(5)	$10.00	0.11	—(6)	0.11	(0.11)	—	(0.11)	$10.00	1.13%	1.62%(4)	3.48%(4)	157%	$1,686
C Class
2011(3)	$10.51	0.03	0.04	0.07	(0.04)	—	(0.04)	$10.54	0.65%	1.61%(4)	0.58%(4)	51%	$43,215
2011	$10.46	0.08	0.07	0.15	(0.09)	(0.01)	(0.10)	$10.51	1.47%	1.61%	0.77%	72%	$42,875
2010	$10.26	0.13	0.27	0.40	(0.14)	(0.06)	(0.20)	$10.46	3.94%	1.61%	1.25%	111%	$28,464
2009	$10.26	0.21	0.12	0.33	(0.25)	(0.08)	(0.33)	$10.26	3.25%	1.62%	1.90%	182%	$10,042
2008	$10.00	0.34	0.26	0.60	(0.34)	—	(0.34)	$10.26	6.11%	1.62%	3.42%	113%	$3,006
2007(5)	$10.00	0.11	—(6)	0.11	(0.11)	—	(0.11)	$10.00	1.13%	1.62%(4)	3.48%(4)	157%	$1,686
R Class
2011(3)	$10.52	0.06	0.03	0.09	(0.07)	—	(0.07)	$10.54	0.81%	1.11%(4)	1.08%(4)	51%	$1,643
2011	$10.46	0.13	0.09	0.22	(0.15)	(0.01)	(0.16)	$10.52	2.07%	1.11%	1.27%	72%	$2,133
2010	$10.26	0.18	0.27	0.45	(0.19)	(0.06)	(0.25)	$10.46	4.46%	1.11%	1.75%	111%	$432
2009	$10.26	0.33	0.05	0.38	(0.30)	(0.08)	(0.38)	$10.26	3.77%	1.12%	2.40%	182%	$61
2008	$10.00	0.40	0.25	0.65	(0.39)	—	(0.39)	$10.26	6.64%	1.12%	3.92%	113%	$1,801
2007(5)	$10.00	0.13	—(6)	0.13	(0.13)	—	(0.13)	$10.00	1.29%	1.12%(4)	3.98%(4)	157%	$1,689

29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2011 (unaudited).
(4)	Annualized.
(5)	November 30, 2006 (fund inception) through March 31, 2007.
(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

30

Approval of Management Agreement

At a meeting held on June 28, 2011, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors/trustees (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

●	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

●	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

●
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

●	data comparing the cost of owning the Fund to the cost of owning similar funds;

●	the Advisor’s compliance policies, procedures, and regulatory experience;

●	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

●	data comparing services provided and charges to other investment management clients of the Advisor; and

●	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

31

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

●	constructing and designing the Fund

●	portfolio research and security selection

●	initial capitalization/funding

●	securities trading

●	Fund administration

●	custody of Fund assets

●	daily valuation of the Fund’s portfolio

●	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

●	legal services

●	regulatory and portfolio compliance

●	financial reporting

●	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval

32

process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

34

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Investment Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-73688   1111

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INVESTMENT TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2011